UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Income Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments

State Tax-Free Income Trust	November 30, 2017

T. Rowe Price New York Tax-Free Money Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
NON-FINANCIAL COMPANY COMMERCIAL PAPER 15.0%		
Dormitory Auth. of the State of New York, Cornell Univ., TECP 0.98%, 2/1/18	1,000	1,000
Dormitory Auth. of the State of New York, Cornell Univ., TECP 1.00%, 2/1/18	1,000	1,000
New York State Power Auth., Series 1, TECP, 0.97%, 1/3/18	1,250	1,250
New York State Power Auth., Series 1, TECP, 0.98%, 1/9/18	1,000	1,000
New York State Power Auth., Series 2, TECP, 0.97%, 1/4/18	1,250	1,250
Port Auth. of New York & New Jersey, Series A, TECP, 0.87% 12/7/17 (1)	1,000	1,000
Port Auth. of New York & New Jersey, Series A, TECP, 0.97% 1/25/18 (1)	2,000	2,000
Total Non-Financial Company Commercial Paper (Cost $8,500)		8,500
OTHER MUNICIPAL SECURITY 21.1%		
Dormitory Auth. of the State of New York, Personal Income Tax Series E, 4.00%, 2/15/18	500	503
Dormitory Auth. of the State of New York, Sales Tax, Series 2015B-A, 5.00%, 3/15/18	1,000	1,011
Dormitory Auth. of the State of New York, Sales Tax, Series A 5.00%, 3/15/18	1,525	1,543
New York City, Series I-1, GO, 5.00%, 8/1/18	640	655
New York City Municipal Water Fin. Auth., Tender Option Bond Trust Receipts, Series 2015-XM0002, VRTR, 0.99%, 12/7/17 (2)	600	600
New York City Municipal Water Fin. Auth., Tender Option Bond Trust Receipts, Series XF0588, VRTR, 0.99%, 12/7/17 (2)	700	700
New York City Transitional Fin. Auth., Building Aid Revenue Series S-1, 5.00%, 7/15/18	345	353
New York City Transitional Fin. Auth., Building Aid Revenue Series S-2, 5.00%, 7/15/18	500	513
New York City Transitional Fin. Auth., Building Aid Revenue Series S-3, 5.00%, 1/15/18	250	251
New York City Transitional Fin. Auth., Future Tax, Tender Option Bond Trust Receipts, Series 2017-XG0156, VRTR, 0.99% 12/7/17 (2)	1,000	1,000

New York City Transitional Fin. Auth., Future Tax, Tender Option Bond Trust Receipts, Series 2017-XF0566, VRTR, 0.99% 12/7/17 (2)	300	300
New York State Environmental Fac., Personal Income Tax, Series A, 5.00%, 12/15/17	285	285
New York State Environment Fac., Series A, 4.00%, 2/15/18	445	448
New York State Personal Income Tax, Tender Option Bond Trust Receipts, Series ZF0381, VRTR, 0.99%, 12/7/17 (2)	355	355
New York State Thruway Auth., Personal Income Tax, Series 2011A, 5.00%, 3/15/18	100	101
New York State Thruway Auth., Personal Income Tax, Series 2012A , 5.00%, 3/15/18	460	465
New York State Urban Dev., Personal Income Tax, Series A-1 Unrefunded Balance, 5.00%, 12/15/17	430	431
New York State Urban Dev., Personal Income Tax, Series C 5.00%, 12/15/17	500	501
Port Auth. of New York & New Jersey, Series 185 5.00%, 9/1/18 (1)	475	488
Triborough Bridge & Tunnel Auth., Tender Option Bond Trust Receipts, Series 2017-XM0536, VRTR, 1.00%, 12/7/17 (2)	1,500	1,500
Total Other Municipal Security (Cost $12,003)		12,003

VARIABLE RATE DEMAND NOTES 58.6%

Dormitory Auth. of the State of New York, Catholic Health VRDN, 0.99%, 12/7/17	2,475	2,475
Dormitory Auth. of the State of New York, City Univ., Series C VRDN, 0.99%, 12/7/17	1,200	1,200
Dormitory Auth. of the State of New York, Culinary Institute of America, Series D, VRDN, 1.00%, 12/7/17	2,650	2,650
Dormitory Auth. of the State of New York, Fordham Univ. Series A-1, VRDN, 0.99%, 12/7/17	1,500	1,500
Dormitory Auth. of the State of New York, Rockefeller Univ. Series A, VRDN, 1.02%, 12/7/17	1,000	1,000
Metropolitan Transportation Auth. of New York, Series E-4 VRDN, 1.01%, 12/7/17	1,935	1,935

Nassau County Health Care Corp., Series C-2, GO, VRDN 1.02%, 12/7/17	2,190	2,190
Nassau County Interim Fin. Auth., Sales Tax, Series B VRDN, 0.99%, 12/7/17	2,000	2,000
New York City, Series G-7, GO, VRDN, 0.96%, 12/1/17	125	125
New York City Health & Hosp. Corp., Series B, VRDN, 0.98% 12/7/17	250	250
New York City Housing Dev. Corp., 201 Pearl Street Multi-Family, Series A, VRDN, 1.02%, 12/7/17	1,700	1,700
New York City Housing Dev. Corp., 245 East 124th Street VRDN, 1.01%, 12/7/17	1,900	1,900
New York City Housing Dev. Corp., Elliott Chelsea, Series A VRDN, 0.99%, 12/7/17	1,000	1,000
New York City Housing Dev. Corp., Lyric Dev., Multi-Family, VRDN 1.00%, 12/7/17 (1)	400	400
New York City Municipal Water Fin. Auth., Water & Sewer Series B-4, VRDN, 0.99%, 12/7/17	450	450
New York City Municipal Water Fin. Auth., Water & Sewer Series DD-1, VRDN, 0.95%, 12/1/17	400	400
New York City Transitional Fin. Auth., Future Tax, Series 3-G VRDN, 0.97%, 12/7/17	450	450
New York City Transitional Fin. Auth., Future Tax, Series 3-H VRDN, 0.94%, 12/1/17	200	200
New York City Trust Cultural Resource, Pierpont Morgan Library, VRDN, 1.02%, 12/7/17	2,500	2,500
New York State Energy Research & Dev. Auth. Fac., Series A-4 VRDN, 0.99%, 12/7/17 (1)	2,500	2,500
New York State Housing Fin. Agency, Clinton Park, Series A VRDN, 0.98%, 12/7/17	1,200	1,200
New York State Housing Fin. Agency, 20 River Terrace, Series A VRDN, 1.02%, 12/7/17	2,500	2,500
New York State Housing Fin. Agency, 42nd & 10th Housing Series A, VRDN, 0.98%, 12/7/17 (1)	1,300	1,300
New York State Mortgage Agency, Homeowner Mortgage Series 144, VRDN, 1.00%, 12/1/17 (1)	120	120

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New York Tax-Free Money Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Money Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes. The Fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions. The corporation, organized as a Maryland corporation, and the fund are the successors to the T. Rowe Price State Tax-Free Income Trust and its corresponding sub-trust pursuant to an agreement and plan of reorganization for a change in domicile, effective October 30, 2017. Prior to October 30, 2017, the corporation was organized as a Massachusetts business trust. The reorganization and redomiciliation had no effect on the fund’s investment objective and strategies or on the fund’s net assets.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value, and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On November 30, 2017, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. Rowe Price New York Tax-Free Bond Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
MUNICIPAL SECURITIES 98.5%		
NEW YORK 97.9%		
Albany County Airport Auth., Series A, 5.00%, 12/15/26 (1)	2,300	2,474
Albany Municipal Water Fin. Auth., 5.00%, 12/1/33	420	466
Brooklyn Arena Local Dev. Corp., Barclays Center Series A, 4.00%, 7/15/31 (1)	750	805
Brooklyn Arena Local Dev. Corp., Barclays Center Series A, 4.00%, 7/15/33 (1)	650	691
Brooklyn Arena Local Dev. Corp., Barclays Center Series A, 4.00%, 7/15/34 (1)	500	531
Brooklyn Arena Local Dev. Corp., Barclays Center Series A, 4.00%, 7/15/35 (1)	500	529
Brooklyn Arena Local Dev. Corp., Barclays Center Series A, 5.00%, 7/15/42	2,200	2,439
Buffalo & Erie County Ind. Land Dev., Buffalo State College Foundation Housing Corp., Series A, 5.375%, 10/1/41	2,040	2,246
Buffalo & Erie County Ind. Land Dev., Buffalo State College Foundation Housing Corp., Series A, 5.75%, 10/1/26	1,075	1,214
Buffalo & Erie County Ind. Land Dev., Buffalo State College Foundation Housing Corp., Series A, 6.00%, 10/1/31	1,025	1,163
Buffalo & Erie County Ind. Land Dev., Catholic Health System, 5.00%, 7/1/40	2,000	2,186
Buffalo & Erie County Ind. Land Dev., Catholic Health System, 5.25%, 7/1/35	530	595
Build New York City Resource Corp., Pratt Paper 3.75%, 1/1/20 (2)(3)	520	530
Build New York City Resource Corp., Pratt Paper 4.50%, 1/1/25 (2)(3)	1,000	1,125
Build New York City Resource Corp., Pratt Paper 5.00%, 1/1/35 (2)(3)	1,500	1,719
Build New York City Resource Corp., YMCA of Greater New York, 5.00%, 8/1/32	1,000	1,081
Build New York City Resource Corp., YMCA of Greater New York, 5.00%, 8/1/42	2,000	2,143
Chautauqua County IDA, Dunkirk Power, NRG Energy, IDRB 5.875%, 4/1/42	1,800	1,884

Dormitory Auth. of the State of New York, Brooklyn Law School 5.75%, 7/1/33	1,000	1,059
Dormitory Auth. of the State of New York, Columbia Univ., Series A, 5.00%, 7/1/38	1,000	1,021
Dormitory Auth. of the State of New York, Consolidated Service Contract, Series A, 5.00%, 7/1/24	1,950	2,051
Dormitory Auth. of the State of New York, Cornell Univ. Series A, 5.00%, 7/1/26	2,000	2,107
Dormitory Auth. of the State of New York, Covent of the Sacred Heart, 5.625%, 11/1/35 (1)	750	838
Dormitory Auth. of the State of New York, Culinary Institute of America, 5.00%, 7/1/20	350	380
Dormitory Auth. of the State of New York, Culinary Institute of America, 5.00%, 7/1/21	140	156
Dormitory Auth. of the State of New York, Culinary Institute of America, 5.00%, 7/1/28	500	555
Dormitory Auth. of the State of New York, Culinary Institute of America, 5.00%, 7/1/34	360	394
Dormitory Auth. of the State of New York, Culinary Institute of America, 5.00%, 7/1/42	450	482
Dormitory Auth. of the State of New York, Culinary Institute of America, 6.00%, 7/1/38	200	220
Dormitory Auth. of the State of New York, Fordham Univ., Series A, 5.00%, 7/1/41	2,725	3,132
Dormitory Auth. of the State of New York, Fordham Univ. 5.00%, 7/1/44	2,055	2,312
Dormitory Auth. of the State of New York, Hospitals Center Revenue, Series A, 5.75%, 7/1/31 (Prerefunded 7/1/20) (4)	2,000	2,205
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, The Northwell Health Obligation Group, Series A, 5.00%, 5/1/36	2,000	2,274
Dormitory Auth. of the State of New York, Manhattan Marymount College, 5.25%, 7/1/29	1,250	1,306
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, Series C, 5.75%, 7/1/19 (5)	1,000	1,066
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/41	3,000	3,318

Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 7/1/23	1,250	1,419
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, Series A2, 5.00%, 7/1/26	2,500	2,553
Dormitory Auth. of the State of New York, Mount Sinai Hosp. Series A, 5.00%, 7/1/22	1,000	1,086
Dormitory Auth. of the State of New York, Mount Sinai Hosp. Series A, 5.00%, 7/1/26	4,500	4,888
Dormitory Auth. of the State of New York, Mount Sinai School of Medicine, 5.125%, 7/1/39 (Prerefunded 7/1/19) (4)	1,015	1,071
Dormitory Auth. of the State of New York, Mount Sinai School of Medicine, Series A, 5.15%, 7/1/24 (5)	1,160	1,350
Dormitory Auth. of the State of New York, Municipal Health Fac. Improvement, 5.00%, 1/15/32	2,500	2,510
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, The Northwell Health Obligated Group, Series A, 5.50%, 5/1/37 (Prerefunded 5/1/19) (4)	2,750	2,901
Dormitory Auth. of the State of New York, Orange Regional Medical Center, 5.00%, 12/1/31 (3)	1,000	1,114
Dormitory Auth. of the State of New York, Orange Regional Medical Center, 5.00%, 12/1/33 (3)	1,000	1,105
Dormitory Auth. of the State of New York, Orange Regional Medical Center, 5.00%, 12/1/37 (3)	800	873
Dormitory Auth. of the State of New York, Orange Regional Medical Center, 6.25%, 12/1/37 (Prerefunded 12/1/18) (4)	2,550	2,673
Dormitory Auth. of the State of New York, Pace Univ., Series A 5.00%, 5/1/38	500	551
Dormitory Auth. of the State of New York, Personal Income Tax General Purpose, Series A, 5.00%, 6/15/31	3,800	4,325
Dormitory Auth. of the State of New York, Personal Income Tax General Purpose, Series C, 5.00%, 3/15/41	3,000	3,271
Dormitory Auth. of the State of New York, Pratt Institute 5.00%, 7/1/46	1,000	1,132
Dormitory Auth. of the State of New York, Revenue Bond 5.00%, 5/15/27	1,000	1,125

Dormitory Auth. of the State of New York, Revenue Bond 5.00%, 5/15/30	1,500	1,679
Dormitory Auth. of the State of New York, Rochester Institute of Technology, 5.00%, 7/1/25	1,025	1,109
Dormitory Auth. of the State of New York, Rochester Institute of Technology, 5.00%, 7/1/40	1,870	2,007
Dormitory Auth. of the State of New York, Rochester Institute of Technology, 5.00%, 7/1/42	1,000	1,101
Dormitory Auth. of the State of New York, Rockefeller Univ. Series A, 5.00%, 7/1/27	1,000	1,053
Dormitory Auth. of the State of New York, Rockefeller Univ. Series A, 5.00%, 7/1/37	1,360	1,538
Dormitory Auth. of the State of New York, Saint John's Univ. Series A, 5.00%, 7/1/27	1,500	1,685
Dormitory Auth. of the State of New York, Saint John's Univ. Series A, 5.00%, 7/1/44	2,310	2,550
Dormitory Auth. of the State of New York, Saint John's Univ. Series B, 5.00%, 7/1/30	2,500	2,787
Dormitory Auth. of the State of New York, Saint John's Univ. Series C, 5.25%, 7/1/25 (5)	2,000	2,441
Dormitory Auth. of the State of New York, School District Series A, 5.00%, 10/1/25 (Prerefunded 10/1/21) (4)	2,830	3,169
Dormitory Auth. of the State of New York, School District Series A, 5.00%, 10/1/26 (Prerefunded 10/1/21) (4)	2,465	2,760
Dormitory Auth. of the State of New York, School District Series A, GO, 5.00%, 10/1/25	170	188
Dormitory Auth. of the State of New York, School District Series A, GO, 5.00%, 10/1/26	35	39
Dormitory Auth. of the State of New York, State Univ. of New York Dormitory Fac., Series A, 5.00%, 7/1/42	980	1,137
Dormitory Auth. of the State of New York, State Univ. of New York Dormitory Fac., Series A, 5.00%, 7/1/46	2,020	2,336
Dormitory Auth. of the State of New York, State Univ. 5.00%, 7/1/38 (Prerefunded 7/1/18) (4)	2,500	2,554
Dormitory Auth. of the State of New York, The New School Series A 4.00%, 7/1/41	2,420	2,564

Dormitory Auth. of the State of New York, New York Univ. Series A, 5.00%, 7/1/38	2,000	2,343
Dormitory Auth. of the State of New York, New York Univ. Series A, 5.00%, 7/1/39	2,230	2,581
Dormitory Auth. of the State of New York, State Univ. Series B, 5.00%, 7/1/45	3,000	3,382
Dormitory Auth. of the State of New York, Teachers College Series A, 5.00%, 7/1/31	1,000	1,128
Dormitory Auth. of the State of New York, Teachers College Series B, 5.00%, 7/1/42	5,000	5,501
Dormitory Auth. of the State of New York, Teachers College 5.50%, 3/1/39 (Prerefunded 3/1/19) (4)	1,295	1,358
Dormitory Auth. of the State of New York, The New School Series A, 5.00%, 7/1/41	2,420	2,753
Dormitory Auth. of the State of New York, The New School Series A, 5.00%, 7/1/40	1,000	1,132
Dormitory Auth. of the State of New York, Univ. of Rochester Unrefunded Balance, Series A, 5.75%, 7/1/39	265	282
Dormitory Auth. of the State of New York, Univ. of Rochester Series B, 5.00%, 7/1/27 (Prerefunded 7/1/19) (4)	790	831
Dormitory Auth. of the State of New York, Univ. of Rochester Unrefunded Balance, Series B, 5.00%, 7/1/27	125	132
Dutchess County Local Dev. Corp., Culinary Institute of America Series A-1, 5.00%, 7/1/41	200	223
Dutchess County Local Dev. Corp., Culinary Institute of America Series A-1, 5.00%, 7/1/46	300	332
East Rochester Housing Auth., Saint John's Health Care Corp. Series A, 5.00%, 4/20/27	2,420	2,626
Erie County IDA, School Fac., Refunded Revenue Bonds 5.00%, 5/1/25	4,500	5,097
Glen Cove Local Economic Assistance Corp., Gravies Point Public Improvement, Series C, VR, 0.00%, 1/1/55	3,700	3,019
Haverstraw-Stony Point Central School Dist., GO 5.00%, 10/15/34 (1)	500	571
Haverstraw-Stony Point Central School Dist., GO 5.00%, 10/15/35 (1)	500	570

Haverstraw-Stony Point Central School Dist., GO 5.00%, 10/15/36 (1)	460	523
Hempstead Town Local Dev., Adelphi Univ. Civic Fac. 5.00%, 10/1/27	500	582
Hempstead Town Local Dev., Adelphi Univ. Civic Fac. 5.00%, 10/1/34	300	342
Hempstead Town Local Dev., Adelphi Univ. Civic Fac. 5.00%, 10/1/35	325	372
Hempstead Town Local Dev., Adelphi Univ. Civic Fac. 5.00%, 9/1/38	2,000	2,235
Hempstead Town Local Dev., Adelphi Univ. Civic Fac. Series B, 5.25%, 2/1/39	450	467
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39	1,000	1,083
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/44	1,000	1,073
Hudson Yards Infrastructure Group Corp., Second Indenture Series A, 5.00%, 2/15/45	2,800	3,232
Hudson Yards Infrastructure Group Corp., Series A 5.25%, 2/15/47	2,470	2,698
Hudson Yards Infrastructure Group Corp., Series A 5.75%, 2/15/47 (Prerefunded 2/15/21) (4)	3,010	3,390
Hudson Yards Infrastructure Group Corp., Series A 5.75%, 2/15/47	1,990	2,232
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/44	4,000	4,456
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34	2,675	3,017
Long Island Power Auth., Electric, Series A, 6.00%, 5/1/33 (Prerefunded 5/1/19) (4)	1,475	1,565
Long Island Power Auth., Electric, Series A, 6.25%, 4/1/33 (Prerefunded 4/1/19) (4)	2,395	2,540
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/36	940	1,061
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/37	1,100	1,240
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/45	1,050	1,173
Long Island Power Auth., Electric, Zero Coupon, 6/1/21 (1)	2,000	1,860
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41	1,500	1,732
Madison County Capital Resource Corp., Colgate Univ. Series A, 5.00%, 7/1/33	750	843

Madison County Capital Resource Corp., Colgate Univ. Series B, 5.00%, 7/1/43	2,500	2,842
Metropolitan Transportation Auth., Dedicated Tax Fund Series A, 5.25%, 11/15/35	7,905	9,498
Metropolitan Transportation Auth., Dedicated Tax Fund Series A, 5.375%, 11/15/27 (Prerefunded 11/15/18) (4)	1,515	1,573
Metropolitan Transportation Auth., Dedicated Tax Fund Series A-1, VRDN, 0.95%, 11/1/31	895	895
Metropolitan Transportation Auth., Green Bonds, Series A-1 5.25%, 11/15/56	6,000	6,967
Metropolitan Transportation Auth., Series A, 5.00%, 11/15/38	3,500	3,937
Metropolitan Transportation Auth., Series A 5.50%, 11/15/19 (6)	1,000	1,073
Metropolitan Transportation Auth., Series B 5.25%, 11/15/26 (1)	3,000	3,723
Metropolitan Transportation Auth., Series C-1 5.25%, 11/15/56	2,000	2,339
Metropolitan Transportation Auth., Unrefunded Balance Series C, 6.25%, 11/15/23	160	168
Metropolitan Transportation Auth., Series C, 6.25%, 11/15/23 (Prerefunded 11/15/18) (4)	5	5
Metropolitan Transportation Auth., Series C, 6.50%, 11/15/28 (Prerefunded 11/15/18) (4)	1,565	1,641
Metropolitan Transportation Auth., Unrefunded Balance Series C, 6.50%, 11/15/28	405	425
Metropolitan Transportation Auth., Series 2016C 6.50%, 11/15/28 (Prerefunded 11/15/18) (4)	130	136
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30 (Prerefunded 11/15/21) (4)	3,500	3,919
Monroe County IDC, Rochester General Hosp., Series A 5.00%, 12/1/37	1,890	2,058
Monroe County IDC, Univ. of Rochester, Series A 5.00%, 7/1/31 (Prerefunded 7/1/21) (4)	1,000	1,115
Monroe County IDC, Univ. of Rochester, Series A 5.00%, 7/1/36	1,000	1,102

Mount Sinai Union Free School Dist., Suffolk, GO 6.20%, 2/15/18 (7)	515	520
MTA Hudson Rail Yards Trust Obligations, Series A 5.00%, 11/15/46	2,500	2,630
Nassau County IDA, Continuing Care Retirement Community Amsterdam at Harborside, Series A-1, 5.875%, 1/1/23	266	273
Nassau County IDA, Continuing Care Retirement Community Amsterdam at Harborside, Series A-2, 6.50%, 1/1/32	537	549
Nassau County IDA, Continuing Care Retirement Community Amsterdam at Harborside, Series A-4 6.70%, 1/1/49	996	1,008
Nassau County IDA, Continuing Care Retirement Community Amsterdam at Harborside, Series A-5, 6.70%, 1/1/49	138	140
Nassau County IDA, Continuing Care Retirement Community Amsterdam at Harborside, Series B, 5.50%, 7/1/20	87	88
Nassau County IDA, Continuing Care Retirement Community Amsterdam at Harborside, Series C, 2.00%, 1/1/49 (8) (9)	581	99
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island, 5.00%, 7/1/30	1,500	1,680
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island, 5.00%, 7/1/31	1,200	1,338
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island, 5.00%, 7/1/34	1,000	1,101
Nassau County Local Economic Assistance Corp., South Nassau Communities Hosp., 5.00%, 7/1/20	1,555	1,673
Nassau County Local Economic Assistance Corp., South Nassau Communities Hosp., 5.00%, 7/1/27	2,000	2,217
Nassau County Local Economic Assistance Corp., Winthrop Univ. Hosp., 5.00%, 7/1/42	3,065	3,278
New Rochelle Corp. for Local Dev., Iona College, Series A 5.00%, 7/1/34	400	438
New Rochelle Corp. for Local Dev., Iona College, Series A 5.00%, 7/1/35	425	464
New Rochelle Corp. for Local Dev., Iona College, Series A 5.00%, 7/1/40	1,000	1,082
New Rochelle Corp. for Local Dev., Iona College, Series A 5.00%, 7/1/45	1,250	1,346

New York City, Series B1, GO, 5.00%, 10/1/39	3,650	4,277
New York City, Series A-1, GO, 5.00%, 8/1/35	3,835	4,217
New York City, Series B, GO, 5.00%, 8/1/21	3,625	3,943
New York City, Series B, GO, 5.00%, 8/1/26	3,090	3,257
New York City, Series B-1, GO, 5.00%, 12/1/38	1,500	1,744
New York City, Series E, GO, 5.00%, 8/1/28	2,000	2,166
New York City, Series G-7, GO, VRDN, 0.96%, 4/1/42	1,300	1,300
New York City, Series J, GO, 5.00%, 8/1/33	2,500	2,889
New York City Convention Center Dev. Corp., Hotel Unit Fee 5.00%, 11/15/35	4,000	4,592
New York City Health & Hosp. Corp., Series A, 5.50%, 2/15/23	2,000	2,017
New York City Housing Dev. Corp., Multi-Family, Series D-1-A 5.00%, 11/1/42	1,070	1,138
New York City Housing Dev. Corp., Multi-Family, Series K 4.95%, 11/1/39	2,200	2,250
New York City IDA, Yankee Stadium, 5.00%, 3/1/31 (6)	1,800	1,813
New York City Municipal Water Fin. Auth, Water & Sewer Series B-1, VRDN, 0.95%, 6/15/45	1,400	1,400
New York City Municipal Water Fin. Auth, Water & Sewer Series B-2, VRDN, 0.95%, 6/15/45	2,500	2,500
New York City Municipal Water Fin. Auth., Water & Sewer Second General Resolution, Series FF, 5.00%, 6/15/33	2,350	2,646
New York City Municipal Water Fin. Auth., Water & Sewer Second General Resolution, Series FF-2, 5.50%, 6/15/40	5,000	5,291
New York City Municipal Water Fin. Auth., Water & Sewer Second General Resolution, Series HH, 5.00%, 6/15/32	2,250	2,485
New York City Municipal Water Fin. Auth., Water & Sewer Unfunded Balance, Series A, 5.75%, 6/15/40	1,265	1,295
New York City Municipal Water Fin. Auth., Water & Sewer Series A, 5.75%, 6/15/40 (Prerefunded 6/15/18) (4)	375	384
New York City Transitional Fin. Auth., Building Aid, Series S-1 5.00%, 7/15/33	4,000	4,523
New York City Transitional Fin. Auth., Building Aid, Series S-1A 5.00%, 7/15/33	3,000	3,310

New York City Transitional Fin. Auth., Future Tax Secured Subordinate Bonds, Series A-1 5.00%, 11/1/23	4,800	5,371
New York City Transitional Fin. Auth., Future Tax Secured Subordinate Bonds, Series A-3 5.00%, 8/1/40	4,960	5,814
New York City Transitional Fin. Auth., Future Tax Secured Subordinate Bonds, Series A-5 VRDN, 0.94%, 8/1/41	700	700
New York City Transitional Fin. Auth., Future Tax Secured Subordinate Bonds, Series D-1 5.00%, 11/1/38	5,580	6,171
New York City Transitional Fin. Auth., Future Tax Secured Subordinate Bonds, Series E-1 5.00%, 2/1/43	4,470	5,185
New York City Transitional Fin. Auth., Future Tax Secured Subordinate Bonds, Series I, 5.00%, 5/1/33	5,100	5,791
New York City Trust for Cultural Resources, Carnegie Hall Series A, 5.00%, 12/1/39	4,500	4,753
New York City Trust for Cultural Resources, Wildlife Conservation Society, Series A, 5.00%, 8/1/33	2,000	2,264
New York City Trust for Cultural Resources, Wildlife Conservation Society, Series A, 5.00%, 8/1/38	1,000	1,123
New York Liberty Dev. Corp., 3 World Trade Center, Class 1 5.00%, 11/15/44 (3)	1,500	1,611
New York Liberty Dev. Corp., 3 World Trade Center, Class 2 5.15%, 11/15/34 (3)	1,250	1,375
New York Liberty Dev. Corp., Bank of America Tower at One Bryant Park, Class 3, 6.375%, 7/15/49	3,000	3,189
New York Liberty Dev. Corp., Goldman Sachs Headquarters 5.25%, 10/1/35	2,755	3,479
New York Liberty Dev. Corp., 4 World Trade Center 5.75%, 11/15/51	8,000	9,074
New York State Housing Fin. Agency, Multi-Family Series A, 5.20%, 11/1/35	2,750	2,866
New York State Housing Fin. Agency, Multi-Family Series A, 5.25%, 11/1/41	1,205	1,257
New York State Thruway Auth., Series A, 5.25%, 1/1/56	3,230	3,745
New York State Thruway Auth., Series H, 5.00%, 1/1/23 (6)	1,500	1,504
New York State Thruway Auth., Series J, 5.00%, 1/1/41	2,000	2,202

New York State Thruway Auth., Second General Highway & Bridge Trust Fund, Series B 5.00%, 4/1/28 (Prerefunded 10/1/18) (4)	1,750	1,803
New York State Thruway Auth., Second General Highway & Bridge, Series B 5.00%, 4/1/28 (Prerefunded 4/1/19) (4)	2,650	2,769
New York State Thruway Auth., Personal Income Tax, Series A 5.00%, 3/15/33	1,390	1,581
New York State Thruway Auth., Series A, 4.00%, 1/1/51	1,500	1,544
New York State Urban Dev. Corp., Personal Income Tax Series A, 5.00%, 3/15/38	3,000	3,463
New York Transportation Dev. Corp., American Airlines JFK Int'l Airport, 5.00%, 8/1/31 (2)	3,250	3,457
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport, Series A, 5.00%, 4/1/28 (2)	625	701
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport, Series A, 5.00%, 4/1/29 (2)	1,785	1,991
Oneida County IDA, Hamilton College, 5.00%, 9/15/32	1,125	1,155
Oneida County IDA, Saint Elizabeth Medical Center 5.75%, 12/1/19	495	496
Oneida County IDA, Saint Elizabeth Medical Center Series B, 6.00%, 12/1/29	695	697
Onondaga Civic Dev. Corp., Saint Joseph's Hosp., Series A 5.125%, 7/1/31 (Prerefunded 7/1/19) (4)	2,000	2,110
Onondaga Civic Dev. Corp., Upstate Properties Dev. 5.25%, 12/1/41	4,000	4,456
Onondaga County Trust for Cultural Resources, Syracuse Univ. 5.00%, 12/1/36	530	587
Port Auth. of New York & New Jersey, JFK Int'l. Airport Terminal Special Obligation, 6.00%, 12/1/36	1,500	1,667
Port Auth. of New York & New Jersey, Series 172 5.00%, 10/1/34 (2)	2,050	2,252
Port Auth. of New York & New Jersey, Series 178 5.00%, 12/1/38 (2)	2,000	2,220
Port Auth. of New York & New Jersey, Series 179 5.00%, 12/1/38	2,000	2,291
Port Auth. of New York & New Jersey, Series 93, 6.125%, 6/1/94	2,000	2,458

Saratoga County Water Auth., 4.00%, 9/1/48	2,460	2,588
Schenectady County Capital Resource Corp., Union College 5.00%, 1/1/40	1,000	1,167
Schenectady County Capital Resource Corp., Union College 5.00%, 1/1/47	4,460	5,175
Suffolk County, Series A, GO, 5.00%, 2/1/26 (1)	5,000	6,015
Suffolk County Economic Dev. Corp., Catholic Health Services of Long Island, 5.00%, 7/1/28 (Prerefunded 7/1/21) (4)	280	312
Suffolk County Economic Dev. Corp., Catholic Health Services of Long Island, Unfunded Balance, 5.00%, 7/1/28	1,620	1,779
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Series B, 5.00%, 6/1/23	500	563
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Series B, 5.00%, 6/1/24	710	794
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Series B, 5.00%, 6/1/25	500	555
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Series B, 5.00%, 6/1/32	750	811
Triborough Bridge & Tunnel Auth., 5.25%, 11/15/38 (Prerefunded 5/15/18) (4)	3,500	3,563
Triborough Bridge & Tunnel Auth., Series A, 5.00%, 11/15/29	1,545	1,773
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 1/1/20 (10)	2,060	2,133
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/25	1,450	1,659
Triborough Bridge & Tunnel Auth., Series C-2, 5.00% 11/15/42(11)	5,000	5,873
United Nations Dev. Corp., Series A, 5.00%, 7/1/26	2,425	2,547
Utility Debt Securitization Auth., Restructuring Bonds 5.00%, 12/15/33	2,500	2,992
Utility Debt Securitization Auth., Restructuring Bonds, Series A 5.00%, 12/15/34	2,940	3,494
Utility Debt Securitization Auth., Restructuring Bonds, Series B 5.00%, 12/15/34	2,685	3,191
Westchester County Local Dev. Corp., Pace Univ., Series A 5.00%, 5/1/34	870	963

Westchester County Local Dev. Corp., Pace Univ., Series A 5.50%, 5/1/42	1,130	1,271
Western Nassau County Water Authority, Series A 5.00%, 4/1/40	1,000	1,125
		465,210
GUAM 0.3%		
Guam, Gov't. Obligation, Section 30, Series A 5.75%, 12/1/34 (Prerefunded 12/1/19) (4)	1,500	1,621
		1,621
VIRGIN ISLANDS 0.3%		
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	800	436
Virgin Islands PFA, Capital Project Tax, Series A-1, 5.00% 10/1/29	1,500	907
		1,343
Total Municipal Securities (Cost $449,194)		468,174
Total Investments in Securities 998.5% of Net Assets (Cost $449,359)		**$ 468,174**

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corp.
(2) Interest subject to alternative minimum tax
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $9,452 and represents 2.4% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by National Public Finance Guarantee Corp.
(6) Insured by Financial Guaranty Insurance Company
(7) Insured by AMBAC Assurance Corp.
(8) In default with respect to payment of interest.
(9) Non-income producing
(10) Escrowed to maturity
(11) When-issued security
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corp.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New York Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York state, and New York City income taxes by investing primarily in investment-grade New York municipal bonds. The corporation, organized as a Maryland corporation, and the fund are the successors to the T. Rowe Price State Tax-Free Income Trust and its corresponding sub-trust pursuant to an agreement and plan of reorganization for a change in domicile, effective October 30, 2017. Prior to October 30, 2017, the corporation was organized as a Massachusetts business trust. The reorganization and redomiciliation had no effect on the fund’s investment objective and strategies or on the fund’s net assets.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On November 30, 2017, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended November 30, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities
The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

T. Rowe Price Maryland Tax-Free Bond Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
MUNICIPAL SECURITIES 98.7%		
MARYLAND 95.4%		
Annapolis, Public Improvement, 5.00%, 8/1/31 (Prerefunded 8/1/21) (1)	1,000	1,114
Annapolis Economic Dev., Saint John's College, Series A 5.00%, 10/1/27	940	942
Annapolis Economic Dev., Saint John's College, Series A 5.00%, 10/1/32	1,085	1,087
Annapolis Economic Dev., Saint John's College, Series A 5.00%, 10/1/36	1,085	1,087
Anne Arundel County, Annapolis Area Christian School Series A, 5.50%, 7/1/23	930	960
Anne Arundel County, Annapolis Area Christian School Series A, 6.50%, 7/1/33	2,555	2,687
Anne Arundel County, Annapolis Area Christian School Series A, 6.75%, 7/1/43	4,970	5,363
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 4/1/22	3,600	3,982
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 4/1/23	3,605	3,984
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 4/1/34	7,655	8,940
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 4/1/35	7,655	8,968
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 10/1/37	2,645	3,114
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 10/1/38	3,110	3,657
Anne Arundel County, Consolidated General Improvement Series 2016, GO 5.00%, 10/1/38	430	506
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 10/1/39	3,105	3,646
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 10/1/40	3,610	4,230
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 10/1/41	3,105	3,629

Anne Arundel County, Consolidated General Improvement, GO 5.00%, 10/1/42	3,105	3,615
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 10/1/43	10,830	12,663
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 10/1/45	9,315	10,824
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 10/1/46	10,830	12,608
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 10/1/40	3,105	3,644
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 10/1/41	1,450	1,695
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 10/1/45	4,350	5,055
Anne Arundel County Consolidated Special Taxing Dist., Village of Dorchester / Farmington Village, 4.00%, 7/1/18	450	457
Anne Arundel County Consolidated Special Taxing Dist., Village of Dorchester / Farmington Village, 4.00%, 7/1/19	200	207
Anne Arundel County Consolidated Special Taxing Dist., Village of Dorchester / Farmington Village, 5.00%, 7/1/20	200	216
Anne Arundel County Consolidated Special Taxing Dist., Village of Dorchester / Farmington Village, 5.00%, 7/1/21	455	503
Anne Arundel County Consolidated Special Taxing Dist., Village of Dorchester / Farmington Village, 5.00%, 7/1/22	310	350
Anne Arundel County Consolidated Special Taxing Dist., Village of Dorchester / Farmington Village, 5.00%, 7/1/24	470	539
Anne Arundel County Consolidated Special Taxing Dist., Village of Dorchester / Farmington Village, 5.00%, 7/1/25	580	663
Anne Arundel County Consolidated Special Taxing Dist., Village of Dorchester / Farmington Village, 5.00%, 7/1/32	4,285	4,808
Anne Arundel County Consolidated Special Taxing Dist., Village of Dorchester / Farmington Village, 5.00%, 7/1/23	240	276
Anne Arundel County, Consolidated Water & Sewer 4.625%, 4/1/34 (Prerefunded 4/1/19) (1)	4,875	5,072
Anne Arundel County, Consolidated Water & Sewer, GO 4.50%, 4/1/44	11,250	12,195

Anne Arundel County, Consolidated Water & Sewer, GO 5.00%, 4/1/35	1,445	1,693
Anne Arundel County, Consolidated Water & Sewer, GO 5.00%, 10/1/37	1,805	2,123
Anne Arundel County, Consolidated Water & Sewer, GO 5.00%, 10/1/38	2,125	2,495
Anne Arundel County, Consolidated Water & Sewer, GO 5.00%, 10/1/39	1,125	1,319
Anne Arundel County, Consolidated Water & Sewer, GO 5.00%, 4/1/40	12,345	14,363
Anne Arundel County, Consolidated Water & Sewer, Series 2017, GO, 5.00%, 10/1/40	2,125	2,490
Anne Arundel County, Consolidated Water & Sewer, GO 5.00%, 10/1/42	1,450	1,688
Anne Arundel County, Consolidated Water & Sewer, GO 5.00%, 10/1/43	4,125	4,823
Anne Arundel County, Consolidated Water & Sewer, GO 5.00%, 4/1/45	12,925	14,898
Anne Arundel County, Consolidated Water & Sewer, GO 5.00%, 10/1/46	5,375	6,257
Anne Arundel County, Special Obligation, National Business Park North, 5.625%, 7/1/25	1,830	1,883
Anne Arundel County, Special Obligation, National Business Park North, 6.10%, 7/1/40	2,665	2,740
Anne Arundel County, Special Obligation, Village South at Waugh Chapel, 6.25%, 7/1/40	4,950	5,095
Anne Arundel County, Consolidated Special Taxing Dist. Villages at Two Rivers, 4.90%, 7/1/30	1,310	1,329
Anne Arundel County, Consolidated Special Taxing Dist. Villages at Two Rivers, 5.125%, 7/1/36	2,035	2,064
Anne Arundel County, Consolidated Special Taxing Dist. Villages at Two Rivers, 5.25%, 7/1/44	4,150	4,198
Baltimore City, Consolidated Public Improvement, Series A, GO 5.00%, 10/15/27 (Prerefunded 10/15/22) (1)	1,905	2,137
Baltimore City, Consolidated Public Improvement, Series A, GO 5.00%, 10/15/28 (Prerefunded 10/15/22) (1)	1,805	2,025

Baltimore City, Consolidated Public Improvement, Series A, GO 5.00%, 10/15/30 (Prerefunded 10/15/22) (1)	1,015	1,138
Baltimore City, Consolidated Public Improvement, Series A, GO 5.00%, 10/15/31 (Prerefunded 10/15/22) (1)	1,965	2,204
Baltimore City, Convention Center Hotel, 5.00%, 9/1/35	950	1,073
Baltimore City, Convention Center Hotel, 5.00%, 9/1/39	5,860	6,565
Baltimore City, Convention Center Hotel, 5.00%, 9/1/34	9,540	10,662
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46	3,660	4,078
Baltimore City, Parking, Series A, 5.25%, 7/1/21 (2)	2,190	2,311
Baltimore City, Parking, Series A, 6.00%, 7/1/18 (2)	6,505	6,676
Baltimore City, Special Obligation Consolidated Tax Increment Fin., 5.00%, 6/15/21	510	563
Baltimore City, Special Obligation Consolidated Tax Increment Fin., 5.00%, 6/15/22	1,040	1,169
Baltimore City, Special Obligation Consolidated Tax Increment Fin., 5.00%, 6/15/23	350	399
Baltimore City, Special Obligation Consolidated Tax Increment Fin., 5.00%, 6/15/25	525	601
Baltimore City, Special Obligation Consolidated Tax Increment Fin., 5.00%, 6/15/26	375	426
Baltimore City, Special Obligation Consolidated Tax Increment Fin., 5.00%, 6/15/28	1,190	1,338
Baltimore City, Special Obligation Consolidated Tax Increment Fin., 5.00%, 6/15/29	890	996
Baltimore City, Special Obligation Consolidated Tax Increment Fin., 5.00%, 6/15/30	515	574
Baltimore City, Special Obligation Consolidated Tax Increment Fin., 5.00%, 6/15/33	415	458
Baltimore City, Special Obligation, Center West Dev. (Poppleton), Series A, 5.375%, 6/1/36	1,000	1,021
Baltimore City, Special Obligation, Center West Dev. (Poppleton), Series A, 5.50%, 6/1/43	1,450	1,483
Baltimore City, Special Obligation, East Baltimore Research Park, Series A, 5.00%, 9/1/38	1,650	1,774
Baltimore City, Special Obligation, Harbor Point, 4.75%, 6/1/31	2,025	2,099

Baltimore City, Special Obligation, Harbor Point, 5.00%, 6/1/36	2,550	2,645
Baltimore City, Special Obligation, Harbor Point 5.125%, 6/1/43	4,550	4,733
Baltimore City, Wastewater, Series A, 5.00%, 7/1/36	17,520	19,172
Baltimore City, Wastewater, Series A, 5.00%, 7/1/41	10,635	11,626
Baltimore City, Wastewater, Series C, 5.00%, 7/1/24 (Prerefunded 7/1/19) (1)	1,720	1,812
Baltimore City, Wastewater, Series C, 5.00%, 7/1/29 (Prerefunded 7/1/19) (1)	1,175	1,237
Baltimore City, Wastewater, Series C, 5.00%, 7/1/30	1,450	1,656
Baltimore City, Wastewater, Series C, 5.00%, 7/1/43	4,510	5,045
Baltimore City, Wastewater, Series C, 5.125%, 7/1/34 (Prerefunded 7/1/19) (1)	2,030	2,143
Baltimore City, Wastewater, Series C, 5.625%, 7/1/39 (Prerefunded 7/1/19) (1)	3,000	3,190
Baltimore City, Wastewater, Series D, 5.00%, 7/1/29	1,330	1,524
Baltimore City, Wastewater, Series D, 5.00%, 7/1/30	2,895	3,306
Baltimore City, Wastewater, Unrefunded Balance, Series C 5.00%, 7/1/29 (Prerefunded 7/1/19) (1)	1,990	2,097
Baltimore City, Water, Series A, 5.00%, 7/1/28 (2)(3)	425	496
Baltimore City, Water, Series A, 5.00%, 7/1/44	9,980	11,360
Baltimore City, Water, Series A, 5.125%, 7/1/29 (Prerefunded 7/1/19) (1)	710	749
Baltimore City, Water, Series A, 5.375%, 7/1/34 (Prerefunded 7/1/19) (1)	215	228
Baltimore City, Water, Series A, 5.65%, 7/1/20 (4)	1,050	1,103
Baltimore City, Water, Series A, 5.75%, 7/1/39 (Prerefunded 7/1/19) (1)	1,250	1,332
Baltimore City, Water, Series B, 5.00%, 7/1/31	3,865	4,409
Baltimore City, Water, Series B, 5.00%, 7/1/38	1,090	1,225
Baltimore City, Water, Series B, 5.00%, 7/1/42	8,900	9,965
Baltimore City, Water, Unrefunded Balance, Series A 5.125%, 7/1/29 (Prerefunded 7/1/19) (1)	540	570

Baltimore City, Water, Unrefunded Balance, Series A 5.375%, 7/1/34 (Prerefunded 7/1/19) (1)	375	397
Baltimore County, Consolidated Public Improvement, GO 5.00%, 2/1/32	10,000	11,204
Baltimore County, Metropolitan Dist., 71st Issue, GO 5.00%, 2/1/30 (Prerefunded 2/1/18) (1)	6,750	6,790
Baltimore County, Metropolitan Dist., 71st Issue, GO 5.00%, 2/1/38 (Prerefunded 2/1/18) (1)	12,000	12,071
Baltimore County, Metropolitan Dist., 74th Issue, GO 5.00%, 2/1/32	1,000	1,120
Baltimore County, Metropolitan Dist., 74th Issue, GO 5.00%, 2/1/33	2,800	3,131
Baltimore County, Metropolitan Dist., 77th Issue, GO 5.00%, 8/1/41	4,255	4,862
Baltimore County, Metropolitan Dist., 77th Issue, GO 5.00%, 8/1/44	8,400	9,564
Baltimore County, Metropolitan Dist., 78th Issue, GO 5.00%, 2/1/46	14,500	16,754
Baltimore County, Metropolitan District, GO, 4.50%, 8/1/29	3,165	3,386
Baltimore County, Oak Crest Village, 5.00%, 1/1/22	350	397
Baltimore County, Oak Crest Village, 5.00%, 1/1/23	450	520
Baltimore County, Oak Crest Village, 5.00%, 1/1/24	585	686
Baltimore County, Oak Crest Village, 5.00%, 1/1/25	1,000	1,183
Baltimore County, Oak Crest Village, 5.00%, 1/1/27	1,000	1,178
Baltimore County, Oak Crest Village, 5.00%, 1/1/28	1,200	1,404
Baltimore County, Oak Crest Village, 5.00%, 1/1/29	1,000	1,163
Baltimore County, Oak Crest Village, 5.00%, 1/1/30	1,000	1,159
Baltimore County, Oak Crest Village, 5.00%, 1/1/37	6,635	7,494
Carroll County, Consolidated Public Improvement, GO 4.75%, 11/1/28 (Prerefunded 11/1/18) (1)	4,240	4,372
City of Rockville, Ingleside at King Farm Series A-1, 5.00%, 11/1/24	1,785	2,025
City of Rockville, Ingleside at King Farm Series A-1, 5.00%, 11/1/26	1,000	1,146

City of Rockville, Ingleside at King Farm Series A-1, 5.00%, 11/1/37	1,740	1,917
City of Rockville, Ingleside at King Farm Series A-2, 5.00%, 11/1/23	750	849
City of Rockville, Ingleside at King Farm Series A-2, 5.00%, 11/1/25	500	568
City of Rockville, Ingleside at King Farm Series A-2, 5.00%, 11/1/26	500	573
City of Rockville, Ingleside at King Farm Series A-2, 5.00%, 11/1/28	1,000	1,134
City of Rockville, Ingleside at King Farm Series A-2, 5.00%, 11/1/35	1,000	1,105
City of Rockville, Ingleside at King Farm Series B, 4.50%, 11/1/43	1,000	1,031
City of Rockville, Ingleside at King Farm Series B, 5.00%, 11/1/47	3,145	3,427
Frederick City, Public Improvement, Series A, GO 5.00%, 3/1/27 (Prerefunded 3/1/19) (1)	3,000	3,126
Frederick County, General Obligation Public Fac., Series A GO, 5.00%, 2/1/29	2,000	2,524
Frederick County, General Obligation Public Fac., Series A GO, 5.00%, 2/1/30	1,750	2,202
Frederick County, Public Fac., 5.00%, 6/1/25 (Prerefunded 6/1/18) (1)	4,950	5,041
Frederick County, Special Obligation, Urbana CDA, Series A 5.00%, 7/1/30	4,600	4,970
Frederick County, Special Obligation, Urbana CDA, Series A 5.00%, 7/1/40	3,935	4,182
Gaithersburg, Asbury Maryland Obligated Group, Series A 5.125%, 1/1/36	15,285	15,296
Gaithersburg Economic Dev., Asbury Maryland Obligated Group 5.00%, 1/1/21 (5)	5,015	5,491
Gaithersburg Economic Dev., Asbury Maryland Obligated Group Series A, 5.125%, 1/1/26	2,725	2,731
Howard County, Consolidated Public Improvement Series B, 5.00%, 8/15/23 (Prerefunded 8/15/21) (1)	755	844

Howard County, Consolidated Public Improvement, Series A GO, 4.00%, 2/15/31	1,855	1,956
Howard County, Consolidated Public Improvement, Series A GO, 4.00%, 2/15/32	6,090	6,411
Howard County, Consolidated Public Improvement, Series A GO, 4.00%, 2/15/33	6,365	6,684
Howard County, Consolidated Public Improvement, Series A GO, 4.50%, 4/15/29 (Prerefunded 4/15/19) (1)	5,145	5,347
Howard County, Consolidated Public Improvement, Series A GO, 4.75%, 4/15/28 (Prerefunded 4/15/19) (1)	4,810	5,015
Howard County, Consolidated Public Improvement, Series B 5.00%, 8/15/23 (Prerefunded 8/15/21) (1)	860	961
Howard County, Consolidated Public Improvement, Series B GO, 4.00%, 8/15/31	4,270	4,537
Howard County, Consolidated Public Improvement, Unrefunded Balance, Series B, GO, 5.00%, 8/15/23	2,385	2,666
Howard County, COP, GO, Series A, 8.15%, 2/15/20	425	476
Howard County, Downtown Columbia, Series A 4.125%, 2/15/34 (5)	1,000	1,010
Howard County, Patuxent Square Apartments, Multi-Family, VR 4.75%, 10/1/36 (Tender 4/1/29) (6)	2,440	2,539
Howard County, Special Obligation, Annapolis Junction Town Center, 5.80%, 2/15/34	725	744
Howard County, Special Obligation, Annapolis Junction Town Center, 6.10%, 2/15/44	1,425	1,467
Howard County, Special Obligation, Downtown Columbia Series A, 4.00%, 2/15/28 (5)	500	515
Howard County, Special Obligation, Downtown Columbia Series A, 4.375%, 2/15/39 (5)	1,000	1,015
Howard County, Special Obligation, Downtown Columbia Series A, 4.50%, 2/15/47 (5)	2,300	2,336
Howard County Housing Commission, Gateway Village Apartments, 4.00%, 6/1/46	5,350	5,494
Howard County Housing Commission, Roger Carter Recreation Center, 4.00%, 6/1/18	270	274

Howard County Housing Commission, Roger Carter Recreation Center, 4.00%, 6/1/19	280	290
Howard County Housing Commission, Roger Carter Recreation Center, 4.00%, 6/1/20	290	305
Howard County Housing Commission, Roger Carter Recreation Center, 4.00%, 6/1/21	305	326
Howard County Housing Commission, Roger Carter Recreation Center, 4.50%, 6/1/36	1,000	1,059
Howard County Housing Commission, Roger Carter Recreation Center, 4.50%, 6/1/43	2,295	2,422
Howard County Housing Commission, Roger Carter Recreation Center, 5.00%, 6/1/26	580	637
Howard County Housing Commission, Woodfield Oxford Square Apartments, 5.00%, 12/1/29	500	590
Howard County Housing Commission, Woodfield Oxford Square Apartments, 5.00%, 12/1/30	850	1,000
Howard County Housing Commission, Woodfield Oxford Square Apartments, 5.00%, 12/1/31	725	851
Howard County Housing Commission, Woodfield Oxford Square Apartments, 5.00%, 12/1/32	550	642
Howard County Housing Commission, Woodfield Oxford Square Apartments, 5.00%, 12/1/37	1,285	1,466
Howard County Housing Commission, Woodfield Oxford Square Apartments, 5.00%, 12/1/42	5,000	5,651
Howard County Housing Commission, Woodfield Oxford Square Apartments, 5.00%, 12/1/46	10,000	11,329
Maryland, State & Local Fac. Loan, First Series B, GO 4.50%, 3/15/26 (Prerefunded 3/15/19) (1)	23,340	24,215
Maryland, State & Local Fac. Loan, Second Series, GO 5.00%, 7/15/23 (Prerefunded 7/15/18) (1)	6,880	7,035
Maryland, State & Local Fac. Loan, Series A, GO, 4.00%, 3/1/27 (Prerefunded 3/1/22) (1)	17,425	19,036
Maryland, State & Local Fac. Loan, Series B, GO, 5.00%, 3/1/22	18,550	19,903
Maryland CDA, Dept. of Housing & Community Dev. Multi-Family, Glen Manor Apartments, Series G, 4.70%, 1/1/31	4,950	5,278

Maryland CDA, Dept. of Housing & Community Dev., Residential Series A, 4.75%, 9/1/26	3,315	3,552
Maryland CDA, Dept. of Housing & Community Dev., Residential Series A, 4.75%, 9/1/29	2,775	2,843
Maryland CDA, Dept. of Housing & Community Dev., Residential Series A, 5.05%, 9/1/39	4,125	4,175
Maryland CDA, Dept. of Housing & Community Dev., Residential Series A, 5.125%, 9/1/30	975	1,033
Maryland CDA, Dept. of Housing & Community Dev., Residential Series B, 4.70%, 9/1/34	8,325	8,402
Maryland CDA, Dept. of Housing & Community Dev., Series F 5.00%, 7/1/48	1,385	1,471
Maryland DOT, Aviation Admin., COP, GO, 5.00%, 5/1/18 (6)	1,170	1,187
Maryland DOT, Aviation Admin., COP, GO, 5.00%, 5/1/19 (6)	1,245	1,300
Maryland DOT, Aviation Admin., COP, GO, 5.00%, 5/1/20 (6)	1,315	1,414
Maryland DOT, Consolidated Transportation, 5.00%, 2/15/23 (Prerefunded 2/15/18) (1)	7,990	8,048
Maryland DOT, Consolidated Transportation, Second Issue 5.00%, 9/1/22 (Prerefunded 9/1/18) (1)	2,025	2,080
Maryland DOT, Transit Admin., COP, GO, 5.00%, 10/15/23 (6)	1,035	1,127
Maryland Economic Dev. Corp, Senior Student Housing, Towson Univ., 3.00%, 7/1/18	400	404
Maryland Economic Dev. Corp, Senior Student Housing, Towson Univ., 4.00%, 7/1/19	250	259
Maryland Economic Dev. Corp, Senior Student Housing, Towson Univ., 4.00%, 7/1/22	600	648
Maryland Economic Dev. Corp, Senior Student Housing, Towson Univ., 5.00%, 7/1/27	875	969
Maryland Economic Dev. Corp, Senior Student Housing, Towson Univ., 5.00%, 7/1/29	1,100	1,202
Maryland Economic Dev. Corp, Student Housing, Salisbury Univ., 3.00%, 6/1/18	665	668
Maryland Economic Dev. Corp, Student Housing, Salisbury Univ., 4.00%, 6/1/19	330	338
Maryland Economic Dev. Corp, Student Housing, Salisbury Univ., 4.00%, 6/1/21	385	404

Maryland Economic Dev. Corp, Student Housing, Salisbury Univ., 5.00%, 6/1/30	400	428
Maryland Economic Dev. Corp., Potomac Electric Power, PCR 6.20%, 9/1/22	13,590	14,376
Maryland Economic Dev. Corp., Public Health Laboratory 4.00%, 6/1/29	6,565	6,960
Maryland Economic Dev. Corp., Public Health Laboratory 5.00%, 6/1/27	9,900	10,914
Maryland Economic Dev. Corp., Public Health Laboratory 5.00%, 6/1/28	11,710	12,889
Maryland Economic Dev. Corp., Purple Line Light Rail, Series B 5.00%, 9/30/26 (6)	3,435	3,781
Maryland Economic Dev. Corp., Purple Line Light Rail, Series C 5.00%, 3/31/25 (6)	3,435	3,795
Maryland Economic Dev. Corp., Purple Line Light Rail, Series C 5.00%, 9/30/25 (6)	3,435	3,788
Maryland Economic Dev. Corp., Purple Line Light Rail, Series C 5.00%, 3/31/26 (6)	3,435	3,782
Maryland Economic Dev. Corp., Purple Line Light Rail, Series D 5.00%, 3/31/26 (6)	500	592
Maryland Economic Dev. Corp., Purple Line Light Rail, Series D 5.00%, 9/30/26 (6)	100	119
Maryland Economic Dev. Corp., Purple Line Light Rail, Series D 5.00%, 9/30/27 (6)	450	530
Maryland Economic Dev. Corp., Purple Line Light Rail, Series D 5.00%, 9/30/28 (6)	2,090	2,436
Maryland Economic Dev. Corp., Purple Line Light Rail, Series D 5.00%, 3/31/29 (6)	3,445	3,999
Maryland Economic Dev. Corp., Purple Line Light Rail, Series D 5.00%, 9/30/29 (6)	1,000	1,157
Maryland Economic Dev. Corp., Purple Line Light Rail, Series D 5.00%, 3/31/36 (6)	1,780	2,007
Maryland Economic Dev. Corp., Purple Line Light Rail, Series D 5.00%, 3/31/41 (6)	6,540	7,326
Maryland Economic Dev. Corp., Purple Line Light Rail, Series D 5.00%, 3/31/46 (6)	7,860	8,767

Maryland Economic Dev. Corp., Purple Line Light Rail, Series D 5.00%, 3/31/51 (6)	16,470	18,278
Maryland Economic Dev. Corp., Senior Student Housing Morgan State Univ., 4.00%, 7/1/18	1,020	1,034
Maryland Economic Dev. Corp., Senior Student Housing Morgan State Univ., 4.00%, 7/1/19	1,065	1,101
Maryland Economic Dev. Corp., Senior Student Housing Morgan State Univ., 4.00%, 7/1/20	555	583
Maryland Economic Dev. Corp., Senior Student Housing Morgan State Univ., 4.00%, 7/1/21	600	637
Maryland Economic Dev. Corp., Senior Student Housing Morgan State Univ., 4.00%, 7/1/22	1,190	1,270
Maryland Economic Dev. Corp., Senior Student Housing Morgan State Univ., 5.00%, 7/1/34	7,360	7,766
Maryland Economic Dev. Corp., Senior Student Housing Towson Univ., 4.00%, 7/1/24	365	397
Maryland Economic Dev. Corp., Senior Student Housing Towson Univ., 5.00%, 7/1/25	400	462
Maryland Economic Dev. Corp., Senior Student Housing Towson Univ., 5.00%, 7/1/27	135	157
Maryland Economic Dev. Corp., Senior Student Housing Towson Univ., 5.00%, 7/1/28	175	202
Maryland Economic Dev. Corp., Senior Student Housing Towson Univ., 5.00%, 7/1/29	190	218
Maryland Economic Dev. Corp., Senior Student Housing Towson Univ., 5.00%, 7/1/30	325	369
Maryland Economic Dev. Corp., Senior Student Housing Towson Univ., 5.00%, 7/1/31	375	424
Maryland Economic Dev. Corp., Senior Student Housing Towson Univ., 5.00%, 7/1/32	325	365
Maryland Economic Dev. Corp., Senior Student Housing Towson Univ., 5.00%, 7/1/36	1,000	1,117
Maryland Economic Dev. Corp., Senior Student Housing Towson Univ., 5.00%, 7/1/37	1,000	1,071
Maryland Economic Dev. Corp., Senior Student Housing Univ. of Maryland, Baltimore, 4.00%, 7/1/21	660	695

Maryland Economic Dev. Corp., Senior Student Housing Univ. of Maryland, Baltimore, 4.00%, 7/1/23	820	879
Maryland Economic Dev. Corp., Senior Student Housing Univ. of Maryland, Baltimore, 4.00%, 7/1/25	600	649
Maryland Economic Dev. Corp., Senior Student Housing Univ. of Maryland, Baltimore, 5.00%, 7/1/26	585	668
Maryland Economic Dev. Corp., Senior Student Housing Univ. of Maryland, Baltimore, 5.00%, 7/1/27	500	566
Maryland Economic Dev. Corp., Senior Student Housing Univ. of Maryland, Baltimore, 5.00%, 7/1/31	1,000	1,111
Maryland Economic Dev. Corp., Senior Student Housing Univ. of Maryland, Baltimore, 5.00%, 7/1/35	3,845	4,202
Maryland Economic Dev. Corp., Senior Student Housing Univ. of Maryland, Baltimore, 5.00%, 7/1/39	1,550	1,697
Maryland Economic Dev. Corp., Student Housing Salisbury Univ., 5.00%, 6/1/22	300	326
Maryland Economic Dev. Corp., Student Housing Salisbury Univ., 5.00%, 6/1/34	1,000	1,056
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, Baltimore County, 4.00%, 7/1/22 (7)	500	545
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, Baltimore County, 4.00%, 7/1/23 (7)	480	529
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, Baltimore County, 4.00%, 7/1/24 (7)	420	466
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, Baltimore County, 4.00%, 7/1/25 (7)	470	523
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, Baltimore County, 4.00%, 7/1/26 (7)	505	564
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, Baltimore County, 5.00%, 7/1/27 (7)	800	954
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, Baltimore County, 5.00%, 7/1/28 (7)	525	623
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, Baltimore County, 5.00%, 7/1/29 (7)	560	660
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, Baltimore County, 5.00%, 7/1/30 (7)	600	704

Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, Baltimore County, 5.00%, 7/1/31 (7)	705	825
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, College Park, 4.00%, 6/1/21 (7)	300	322
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, College Park, 4.00%, 6/1/22 (7)	1,350	1,469
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, College Park, 4.00%, 6/1/23 (7)	2,000	2,204
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, College Park, 4.00%, 6/1/24 (7)	1,700	1,885
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, College Park, 4.00%, 6/1/25 (7)	2,000	2,227
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, College Park, 4.00%, 6/1/26 (7)	1,815	2,027
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, College Park, 5.00%, 6/1/27 (7)	1,850	2,205
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, College Park, 5.00%, 6/1/28 (7)	1,925	2,281
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, College Park, 5.00%, 6/1/29 (7)	1,900	2,238
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, College Park, 5.00%, 6/1/30 (7)	2,950	3,459
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, College Park, 5.00%, 6/1/31 (7)	2,735	3,196
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, College Park, 5.00%, 6/1/35 (7)	7,980	9,201
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, College Park, 5.00%, 6/1/43 (7)	2,750	3,164
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, College Park, 5.50%, 6/1/27 (Prerefunded 6/1/18) (1)	3,295	3,362
Maryland Economic Dev. Corp., Student Housing Univ. of Maryland, College Park, 5.875%, 6/1/43 (Prerefunded 6/1/18) (1)	4,735	4,840
Maryland Economic Dev. Corp., Student Housing Univ. Village at Sheppard Pratt, 4.00%, 7/1/18	350	353

Maryland Economic Dev. Corp., Student Housing Univ. Village at Sheppard Pratt, 4.00%, 7/1/23	910	924
Maryland Economic Dev. Corp., Student Housing Univ. Village at Sheppard Pratt, 5.00%, 7/1/19	750	775
Maryland Economic Dev. Corp., Student Housing Univ. Village at Sheppard Pratt, 5.00%, 7/1/20	785	824
Maryland Economic Dev. Corp., Student Housing Univ. Village at Sheppard Pratt, 5.00%, 7/1/21	825	878
Maryland Economic Dev. Corp., Student Housing Univ. Village at Sheppard Pratt, 5.00%, 7/1/22	870	930
Maryland Economic Dev. Corp., Student Housing Univ. Village at Sheppard Pratt, 5.00%, 7/1/27	1,600	1,715
Maryland Economic Dev. Corp., Student Housing Univ. Village at Sheppard Pratt, 5.00%, 7/1/33	2,490	2,644
Maryland Economic Dev. Corp., Transportation Fac., Series A 5.375%, 6/1/25	3,845	4,095
Maryland Economic Dev. Corp., Transportation Fac., Series A 5.75%, 6/1/35	7,155	7,612
Maryland Economic Dev. Corp., Transportation Fac., Series B 5.125%, 6/1/20	155	165
Maryland Economic Dev. Corp., Transportation Fac., Series B 5.375%, 6/1/25	5,500	5,858
Maryland Economic Dev. Corp., Transportation Fac., Series B 5.75%, 6/1/35	4,450	4,734
Maryland HHEFA, Adventist Healthcare, Series A 6.25%, 1/1/31	2,050	2,318
Maryland HHEFA, Adventist Healthcare, Series A 5.50%, 1/1/36	1,540	1,782
Maryland HHEFA, Adventist Healthcare, Series A 5.50%, 1/1/46	13,035	14,776
Maryland HHEFA, Adventist Healthcare, Series A 6.125%, 1/1/36	2,200	2,450
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/34	2,680	2,800
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/21	800	886
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/22	1,500	1,699
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/23	850	962

Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/25	1,000	1,130
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/26	1,345	1,518
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/27	1,230	1,382
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/28 (Prerefunded 7/1/19) (1)	6,815	7,175
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/32 (Prerefunded 7/1/19) (1)	6,235	6,564
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/39	5,595	6,286
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/40 (Prerefunded 7/1/19) (1)	4,315	4,543
Maryland HHEFA, Anne Arundel Health, Series A, 4.00%, 7/1/33	1,000	1,047
Maryland HHEFA, Anne Arundel Health, Series A, 5.00%, 7/1/29	845	993
Maryland HHEFA, Anne Arundel Health, Series A, 5.00%, 7/1/31	3,000	3,493
Maryland HHEFA, Anne Arundel Health, Series A, 5.00%, 7/1/32	1,500	1,740
Maryland HHEFA, Anne Arundel Health, Series A, 6.75%, 7/1/29 (Prerefunded 7/1/19) (1)	5,020	5,421
Maryland HHEFA, Anne Arundel Health, Series A, 6.75%, 7/1/39 (Prerefunded 7/1/19) (1)	19,200	20,735
Maryland HHEFA, Calvert Health, 5.25%, 7/1/33	8,870	9,899
Maryland HHEFA, Carnegie Institution of Washington 4.50%, 7/1/40	14,480	15,216
Maryland HHEFA, Carroll Hosp. Center, LifeBridge Health Series A, 5.00%, 7/1/20	1,710	1,852
Maryland HHEFA, Carroll Hosp. Center, LifeBridge Health Series A, 5.00%, 7/1/24	2,010	2,273
Maryland HHEFA, Carroll Hosp. Center, LifeBridge Health Series A, 5.00%, 7/1/25	605	681
Maryland HHEFA, Carroll Hosp. Center, LifeBridge Health Series A, 5.00%, 7/1/27	830	928
Maryland HHEFA, Carroll Hosp. Center, LifeBridge Health Series A, 5.00%, 7/1/37	12,685	13,827
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41 (Prerefunded 1/1/21) (1)	10,000	11,357
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45 (Prerefunded 1/1/21) (1)	10,595	12,033

Maryland HHEFA, Charlestown Community, Series A 5.00%, 1/1/36	2,835	3,249
Maryland HHEFA, Charlestown Community, Series A 5.00%, 1/1/45	14,300	16,182
Maryland HHEFA, City Neighbors Charter School, Series A 6.75%, 7/1/44	2,900	3,197
Maryland HHEFA, Edenwald, 3.125%, 1/1/24	200	210
Maryland HHEFA, Edenwald, 4.00%, 1/1/20	1,230	1,291
Maryland HHEFA, Edenwald, 4.00%, 1/1/22	1,300	1,405
Maryland HHEFA, Edenwald, 4.00%, 1/1/23	905	988
Maryland HHEFA, Edenwald, 4.00%, 1/1/29	1,515	1,594
Maryland HHEFA, Edenwald, 4.125%, 1/1/30	945	999
Maryland HHEFA, Edenwald, 5.00%, 1/1/25	875	1,025
Maryland HHEFA, Edenwald, 5.00%, 1/1/26	890	1,045
Maryland HHEFA, Edenwald, 5.00%, 1/1/27	1,630	1,897
Maryland HHEFA, Edenwald, 5.00%, 1/1/28	1,870	2,157
Maryland HHEFA, Edenwald, 5.25%, 1/1/37	15,230	17,043
Maryland HHEFA, Frederick Memorial Hosp., Series A 4.00%, 7/1/19	1,005	1,036
Maryland HHEFA, Frederick Memorial Hosp., Series A 4.25%, 7/1/32	13,125	13,487
Maryland HHEFA, Frederick Memorial Hosp., Series A 5.00%, 7/1/20	500	537
Maryland HHEFA, Frederick Memorial Hosp., Series A 5.00%, 7/1/21	280	307
Maryland HHEFA, Goucher College, Series A, 4.00%, 7/1/21	970	1,027
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/27	1,280	1,421
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/34	3,780	4,140
Maryland HHEFA, Greater Baltimore Medical Center 5.50%, 7/1/31 (Prerefunded 7/1/21) (1)	315	356
Maryland HHEFA, Green Street Academy, Series A 5.00%, 7/1/27 (5)	300	318

Maryland HHEFA, Green Street Academy, Series A 5.125%, 7/1/37 (5)	1,265	1,292
Maryland HHEFA, Green Street Academy, Series A 5.25%, 7/1/47 (5)	1,800	1,823
Maryland HHEFA, Green Street Academy, Series A 5.375%, 7/1/52 (5)	1,530	1,557
Maryland HHEFA, Helix Health, 5.00%, 7/1/27 (3)(8)	11,735	13,406
Maryland HHEFA, Johns Hopkins Health, 5.00%, 5/15/40 (Prerefunded 5/15/20) (1)	37,350	40,320
Maryland HHEFA, Johns Hopkins Health, Series B 5.00%, 7/1/31	2,000	2,248
Maryland HHEFA, Johns Hopkins Health, Series B 5.00%, 7/1/32	1,000	1,122
Maryland HHEFA, Johns Hopkins Health, Series B 5.00%, 7/1/33	1,365	1,530
Maryland HHEFA, Johns Hopkins Health, Zero Coupon, 7/1/19	4,505	4,253
Maryland HHEFA, Johns Hopkins Medical Institutions Parking Fac., 4.60%, 7/1/38 (8)	500	500
Maryland HHEFA, Johns Hopkins Medical Institutions Parking Fac., 5.375%, 7/1/20 (8)	3,170	3,178
Maryland HHEFA, Johns Hopkins Medical Institutions Parking Fac., 5.50%, 7/1/26 (8)	3,195	3,201
Maryland HHEFA, Johns Hopkins Univ., Series A, 5.25%, 7/1/38	23,420	23,955
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%, 7/1/41	5,475	5,824
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%, 7/1/38	6,590	7,424
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31	950	1,107
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/34	1,650	1,915
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/40	10,250	11,541
Maryland HHEFA, Lifebridge Health, 6.00%, 7/1/41 (Prerefunded 7/1/21) (1)	6,015	6,908
Maryland HHEFA, Lifebridge Health, Series 2015 5.00%, 7/1/47	20,300	22,755
Maryland HHEFA, LifeBridge Health, Series 2016 5.00%, 7/1/32	1,210	1,401

Maryland HHEFA, LifeBridge Health, Series 2016 5.00%, 7/1/33	1,175	1,355
Maryland HHEFA, LifeBridge Health, Series 2016 5.00%, 7/1/47	19,190	21,701
Maryland HHEFA, Lifebridge Health, Series 2017 5.00%, 7/1/32	750	877
Maryland HHEFA, Lifebridge Health, Series 2017 5.00%, 7/1/33	1,000	1,165
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/30	480	512
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/31	500	533
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/33	1,210	1,276
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39	5,105	5,303
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/45	7,330	7,587
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/27	400	468
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/28	500	583
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/32	595	689
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/45	5,940	6,762
Maryland HHEFA, Loyola Univ., Series A 4.00%, 10/1/27	1,000	1,061
Maryland HHEFA, Loyola Univ., Series A 5.00%, 10/1/29	1,995	2,218
Maryland HHEFA, Loyola Univ., Series A 5.00%, 10/1/30	1,345	1,493
Maryland HHEFA, Loyola Univ., Series A 5.00%, 10/1/31	2,050	2,272
Maryland HHEFA, Loyola Univ., Series A 5.00%, 10/1/39	5,000	5,503
Maryland HHEFA, Maryland Institute College of Art 4.00%, 6/1/22	150	162
Maryland HHEFA, Maryland Institute College of Art 4.00%, 6/1/24	700	758
Maryland HHEFA, Maryland Institute College of Art 4.00%, 6/1/42	2,165	2,201
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/21	860	946

Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/22	1,025	1,148
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/24	250	286
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/26	225	260
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/27	650	752
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/30	675	783
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/31	680	785
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/32	250	285
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/33	300	341
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/35	275	312
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/42	2,000	2,231
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/47	11,530	12,407
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/23	500	565
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/29	315	366
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/29	350	388
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/34	1,005	1,100
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/23	250	283
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/25	100	115
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/28	650	754

Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/36	650	737
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/25	260	300
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/28	300	348
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/34	655	745
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/36	575	652
Maryland HHEFA, MedStar Health, 5.00%, 8/15/42	11,565	12,933
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38	1,895	2,137
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41	7,275	8,192
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42	3,350	3,771
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45	44,040	49,465
Maryland HHEFA, MedStar Health, Series B, 4.00%, 8/15/38	265	276
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/31	5,000	5,712
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38	9,545	10,764
Maryland HHEFA, MedStar Health, Series B, 5.25%, 8/15/38 (8)	13,685	16,306
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24	1,615	1,780
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/25	2,795	3,071
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/26	1,910	2,089
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/27	1,400	1,526
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/31	5,000	5,380
Maryland HHEFA, Mercy Medical Center, 6.00%, 7/1/25	1,450	1,623
Maryland HHEFA, Mercy Medical Center, Series A 5.00%, 7/1/32	600	668
Maryland HHEFA, Mercy Medical Center, Series A 5.00%, 7/1/33	1,000	1,109
Maryland HHEFA, Mercy Medical Center, Series A 5.00%, 7/1/34	1,200	1,326
Maryland HHEFA, Mercy Medical Center, Series A 5.00%, 7/1/36	1,500	1,649

Maryland HHEFA, Mercy Medical Center, Series A 5.00%, 7/1/38	6,345	6,951
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/35	1,000	1,001
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28	1,030	1,169
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34	1,000	1,097
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40	23,405	25,415
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	10,000	10,831
Maryland HHEFA, Patterson Park Public Charter School Series A, 5.75%, 7/1/30	1,515	1,553
Maryland HHEFA, Patterson Park Public Charter School Series A, 6.00%, 7/1/40	1,500	1,529
Maryland HHEFA, Patterson Park Public Charter School Series A, 6.125%, 7/1/45	2,125	2,169
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/18	1,000	1,020
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/20 (Prerefunded 7/1/19) (1)	50	53
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/29 (Prerefunded 7/1/19) (1)	3,990	4,198
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/31 (Prerefunded 7/1/18) (1)(8)	720	735
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/32	4,965	5,684
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/33	5,305	6,054
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/34	2,765	3,145
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/34 (Prerefunded 7/1/19) (1)	11,665	12,272
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/35	2,085	2,364
Maryland HHEFA, Univ. of Maryland Medical, 5.125%, 7/1/39 (Prerefunded 7/1/19) (1)	6,825	7,193
Maryland HHEFA, Univ. of Maryland Medical, 5.50%, 7/1/24 (Prerefunded 7/1/18) (1)(8)	8,780	8,992
Maryland HHEFA, Univ. of Maryland Medical, Series A 5.00%, 7/1/43	21,445	23,395
Maryland HHEFA, Univ. of Maryland Medical, Series B 7.00%, 7/1/22 (3)(4)	1,450	1,682

Maryland HHEFA, Univ. of Maryland Medical, Series D VRDN, 0.95%, 7/1/41	3,000	3,000
Maryland HHEFA, Univ. of Maryland Medical, Series F 4.75%, 7/1/23	1,000	1,015
Maryland HHEFA, Univ. of Maryland Medical, Series F 5.25%, 7/1/21	2,925	2,990
Maryland HHEFA, Univ. of Maryland Medical, Unrefunded Balance, 5.00%, 7/1/20	250	263
Maryland HHEFA, Univ. of Maryland Medical, Unrefunded Balance, 5.00%, 7/1/29	2,275	2,368
Maryland HHEFA, Univ. of Maryland Medical, Unrefunded Balance, 5.00%, 7/1/34	640	664
Maryland HHEFA, Washington County Hosp., 5.75%, 1/1/38 (Prerefunded 1/1/18) (1)	4,130	4,144
Maryland HHEFA, Washington County Hosp., 6.00%, 1/1/28 (Prerefunded 1/1/18) (1)	2,005	2,012
Maryland HHEFA, Washington County Hosp., 6.00%, 1/1/43 (Prerefunded 1/1/18) (1)	17,250	17,312
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34	17,505	19,355
Maryland IDA., Bon Secours Health, 5.929%, 8/26/22 (7)	7,000	7,674
Maryland IDA, McDonogh School Fac. Series A, 4.50%, 9/1/35	3,885	4,213
Maryland IDA, McDonogh School Fac. Series A, 4.75%, 9/1/40	6,105	6,663
Maryland Stadium Auth., Baltimore City Public Schools Construction & Revitalization, 5.00%, 5/1/41	10,250	11,755
Maryland Stadium Auth., Baltimore City Public Schools Construction & Revitalization, 5.00%, 5/1/46	45,000	51,428
Maryland Stadium Auth., Sports Fac. Lease, Baseball Stadium Series B, 5.00%, 12/15/17 (6)	7,230	7,238
Maryland Stadium Auth., Sports Fac. Lease, Baseball Stadium Series B, 5.00%, 12/15/18 (6)	8,640	8,955
Maryland Stadium Auth., Sports Fac. Lease, Baseball Stadium Series B, 5.00%, 12/15/19 (6)	1,000	1,065
Maryland Transportation Auth., BWI Airport Parking, Series B 5.00%, 3/1/24 (6)	9,920	10,984

Maryland Transportation Auth., BWI Airport Parking, Series A 5.00%, 3/1/23	4,070	4,587
Maryland Transportation Auth., BWI Airport Parking, Series A 5.00%, 3/1/24	4,285	4,824
Maryland Transportation Auth., BWI Airport Parking, Series A 5.00%, 3/1/25	4,500	5,064
Maryland Transportation Auth., BWI Airport Parking, Series A 5.00%, 3/1/26	8,055	9,096
Maryland Transportation Auth., BWI Airport Parking, Series A 5.00%, 3/1/27	8,470	9,531
Maryland Transportation Auth., BWI Airport Parking, Series B 5.00%, 3/1/26 (6)	7,615	8,367
Maryland Transportation Auth., BWI Airport, Passenger Fac. Charge, Series A, 5.00%, 6/1/23 (6)	2,440	2,715
Maryland Transportation Auth., BWI Airport, Passenger Fac. Charge, Series A, 5.00%, 6/1/24 (6)	2,560	2,878
Maryland Transportation Auth., BWI Airport, Passenger Fac. Charge, Series A, 5.00%, 6/1/25 (6)	2,690	3,008
Maryland Transportation Auth., BWI Airport, Passenger Fac. Charge, Series A, 5.00%, 6/1/26 (6)	2,820	3,143
Maryland Transportation Auth., BWI Airport, Passenger Fac. Charge, Series A, 5.00%, 6/1/27 (6)	2,965	3,291
Maryland Transportation Auth., BWI Airport, Passenger Fac. Charge, Series A, 5.00%, 6/1/28 (6)	3,110	3,451
Maryland Transportation Auth., Transportation Fac. 4.00%, 7/1/26	2,340	2,539
Maryland Transportation Auth., Transportation Fac. 5.00%, 7/1/28	17,655	18,028
Maryland Transportation Auth., Transportation Fac. 5.00%, 7/1/34 (7)	18,130	18,518
Maryland Transportation Auth., Transportation Fac. 5.00%, 7/1/37 (7)	2,005	2,048
Maryland Transportation Auth., Transportation Fac. 5.00%, 7/1/38 (7)	4,915	5,020
Maryland Transportation Auth., Transportation Fac. 5.00%, 7/1/41 (7)	1,650	1,685

Maryland Transportation Auth., Transportation Fac., Series A 5.00%, 7/1/23	1,010	1,064
Montgomery County, Consolidated Public Improvement Series A, GO, 4.50%, 7/1/29 (Prerefunded 7/1/19) (1)	16,000	16,734
Montgomery County, Special Obligation, West Germantown Dev. Dist., 4.00%, 7/1/21	240	257
Montgomery County, Special Obligation, West Germantown Dev. Dist., 4.00%, 7/1/22	860	933
Montgomery County, Special Obligation, West Germantown Dev. Dist., 4.00%, 7/1/24	930	1,030
Montgomery County, Special Obligation, West Germantown Dev. Dist., 4.00%, 7/1/26	505	553
Montgomery County, Special Obligation, West Germantown Dev. Dist., 4.00%, 7/1/27	1,000	1,087
Montgomery County, Trinity Health Credit Group 5.00%, 12/1/40	14,620	16,247
Montgomery County, Trinity Health Credit Group 5.00%, 12/1/44	19,615	22,107
Montgomery County, Trinity Health Credit Group 5.00%, 12/1/45	12,595	14,332
Montgomery County Housing Opportunities Commission Multi-Family, Series A, 4.70%, 7/1/37 (6)	3,000	3,010
Montgomery County Housing Opportunities Commission Multi-Family, Series A, 5.65%, 11/1/33	7,345	7,361
Montgomery County Housing Opportunities Commission Single Family, Series A, 4.00%, 7/1/46	9,375	9,783
Morgan State Univ., Academic & Auxiliary Fac. 4.00%, 7/1/19	500	518
Morgan State Univ., Academic & Auxiliary Fac. 5.00%, 7/1/21	650	719
Morgan State Univ., Academic & Auxiliary Fac. 5.00%, 7/1/23	600	678
Morgan State Univ., Academic & Auxiliary Fac. 5.00%, 7/1/24	630	710
Morgan State Univ., Academic & Auxiliary Fac. 5.00%, 7/1/26	1,355	1,512

Morgan State Univ., Academic & Auxiliary Fac. 5.00%, 7/1/27	750	836
Morgan State Univ., Academic & Auxiliary Fac. 5.00%, 7/1/28	575	640
Morgan State Univ., Academic & Auxiliary Fac. 5.00%, 7/1/30	645	715
Morgan State Univ., Academic & Auxiliary Fac. 5.00%, 7/1/31	455	504
Morgan State Univ., Academic & Auxiliary Fac. 5.00%, 7/1/32	450	498
Prince George's County, Special Obligation, National Harbor 5.20%, 7/1/34	5,684	5,704
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A 4.00%, 4/1/33	9,040	9,715
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A 4.00%, 4/1/34	7,390	7,919
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A 5.00%, 4/1/26 (Prerefunded 4/1/21) (1)	5,085	5,630
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A 5.00%, 4/1/27 (Prerefunded 4/1/21) (1)	7,070	7,828
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A 5.00%, 4/1/28 (Prerefunded 4/1/21) (1)	5,000	5,536
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 4.00%, 6/1/40	4,155	4,376
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 4.00%, 6/1/41	5,000	5,263
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 4.00%, 6/1/42	4,980	5,239
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 4.00%, 6/1/43	4,020	4,226
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 4.00%, 6/1/44	4,100	4,296
Washington Suburban Sanitary Dist., Consolidated Public Improvement, 4.75%, 6/1/28 (Prerefunded 6/1/18) (1)	3,305	3,357
Washington Suburban Sanitary Dist., Consolidated Public Improvement, Second Issue, 4.00%, 6/1/37	10,360	10,942

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds. The corporation, organized as a Maryland corporation, and the fund are the successors to the T. Rowe Price State Tax-Free Income Trust and its corresponding sub-trust pursuant to an agreement and plan of reorganization for a change in domicile, effective October 30, 2017. Prior to October 30, 2017, the corporation was organized as a Massachusetts business trust. The reorganization and redomiciliation had no effect on the fund’s investment objective and strategies or on the fund’s net assets.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On November 30, 2017, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended November 30, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. Rowe Price Virginia Tax-Free Bond Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par/Shares	$ Value
MUNICIPAL SECURITIES 99.0%		
VIRGINIA 88.2%		
Albemarle County Economic Dev. Auth., Westminster-Canterbury Blue Ridge, Series A, 4.625%, 1/1/32	3,500	3,491
Albemarle County Economic Dev. Auth., Westminster-Canterbury Blue Ridge, Series A, 5.00%, 1/1/42	3,200	3,244
Alexandria IDA, Episcopal High School, 4.00%, 1/1/25	400	443
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26	415	457
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30	265	283
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35	1,500	1,573
Alexandria IDA, Episcopal High School, 4.00%, 1/1/36	1,000	1,054
Alexandria IDA, Episcopal High School, 4.00%, 1/1/40	2,500	2,620
Alexandria IDA, Episcopal High School, 4.50%, 1/1/33	3,610	3,813
Alexandria IDA, Episcopal High School, 4.75%, 1/1/36 (Prerefunded 1/1/20) (1)	1,450	1,543
Alexandria IDA, Episcopal High School, 5.00%, 1/1/40 (Prerefunded 1/1/20) (1)	2,920	3,122
Alexandria IDA, Goodwin House, 5.00%, 10/1/35	1,845	2,053
Alexandria IDA, Goodwin House, 5.00%, 10/1/45	6,500	7,157
Alexandria IDA, Goodwin House, 5.00%, 10/1/50	1,000	1,098
Arlington County, Series A, GO, 5.00%, 8/15/32	1,555	1,864
Arlington County, Series A, GO, 5.00%, 8/15/34	1,500	1,784
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/31	8,640	9,171
Botetout County, Residential Care, Series A, 6.00%, 7/1/34	525	572
Botetout County, Residential Care, Series A, 6.00%, 7/1/44	3,000	3,218
Capital Region Airport Commission, Series A, 4.00%, 7/1/19	600	621
Capital Region Airport Commission, Series A, 4.00%, 7/1/20	1,160	1,223
Capital Region Airport Commission, Series A, 4.00%, 7/1/24	1,000	1,090
Capital Region Airport Commission, Series A, 4.00%, 7/1/34	375	400
Capital Region Airport Commission, Series A, 4.00%, 7/1/35	700	744
Capital Region Airport Commission, Series A, 4.00%, 7/1/36	650	690

Capital Region Airport Commission, Series A, 4.00%, 7/1/38	750	795
Capital Region Airport Commission, Series A, 4.25%, 7/1/21	500	540
Capital Region Airport Commission, Series A, 5.00%, 7/1/23	600	689
Capital Region Airport Commission, Series A, 5.00%, 7/1/30	995	1,158
Capital Region Airport Commission, Series A, 5.00%, 7/1/32	400	462
Capital Region Airport Commission, Series A, 5.00%, 7/1/33	500	576
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (2)	900	921
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (2)	1,125	1,158
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (2)	2,200	2,263
Chesapeake Bay Bridge & Tunnel Dist., 5.50%, 7/1/25 (3)(4)	6,235	7,520
Chesapeake Bay Bridge & Tunnel Dist., First Tier 5.00%, 7/1/46	7,060	7,916
Chesapeake Bay Bridge & Tunnel Dist., First Tier 5.00%, 7/1/51	5,895	6,568
Chesapeake Toll Road, Series B, STEP, 0.00%, 7/15/40	3,875	3,289
Chesterfield County, Public Improvement, 5.00%, 1/1/25 (Prerefunded 1/1/18) (1)	3,750	3,761
Chesterfield County Economic Dev. Auth., Bon Secours Health Series C1, 5.00%, 11/1/42 (10)	7,640	8,233
Chesterfield County Economic Dev. Auth., Virginia Electric & Power, Series A, PCR, 5.00%, 5/1/23	4,930	5,167
Fairfax County, Public Improvement, Series A, GO 5.00%, 10/1/35	6,000	7,081
Fairfax County, Water & Sewer Revenue, 5.00%, 7/15/40	10,810	12,832
Fairfax County Economic Dev. Auth., Goodwin House 5.00%, 10/1/36	6,460	7,196
Fairfax County Economic Dev. Auth., Goodwin House 5.00%, 10/1/42	4,350	4,817
Fairfax County Economic Dev. Auth., Metrorail Parking 5.00%, 4/1/42	9,000	10,502
Fairfax County Economic Dev. Auth., Route 28 Project 4.50%, 4/1/36 (Prerefunded 4/1/18) (1)	4,550	4,597

Fairfax County Economic Dev. Auth., Silver Line Phase I 4.00%, 4/1/34	8,000	8,567
Fairfax County Economic Dev. Auth., Silver Line Phase I 4.00%, 4/1/35	5,765	6,152
Fairfax County Economic Dev. Auth., Silver Line Phase I 5.00%, 4/1/29 (Prerefunded 4/1/20) (1)	1,390	1,495
Fairfax County Economic Dev. Auth., Silver Line Phase I 5.00%, 4/1/30 (Prerefunded 4/1/20) (1)	1,815	1,953
Fairfax County Economic Dev. Auth., Silver Line Phase I 5.00%, 4/1/36 (Prerefunded 4/1/20) (1)	12,650	13,609
Fairfax County Economic Dev. Auth., Vinson Hall, Series A 4.50%, 12/1/32	1,000	1,037
Fairfax County Economic Dev. Auth., Vinson Hall, Series A 5.00%, 12/1/47	4,000	4,181
Fairfax County IDA, Inova Health, Series A, 5.00%, 5/15/37	1,465	1,625
Fairfax County IDA, Inova Health, Series A, 5.00%, 5/15/40	26,785	29,666
Fairfax County IDA, Inova Health, Series A, 5.00%, 5/15/44	13,020	14,727
Fairfax County IDA, Inova Health, Series A, 5.50%, 5/15/35	6,490	6,865
Fairfax County IDA, Inova Health, Series A, 5.50%, 5/15/35 (Prerefunded 5/15/19) (1)	3,535	3,730
Fairfax County IDA, Inova Health, Series C, 5.00%, 5/15/25	2,750	2,892
Fairfax County IDA, Inova Health, Series D, 5.00%, 5/15/28	3,075	3,480
Fairfax County IDA, Inova Health, VRDN, 0.93%, 1/1/30	10,225	10,225
Fairfax County Redev. & Housing Auth., 5.00%, 10/1/39	3,515	3,689
Fairfax County Water Auth., 5.00%, 4/1/44	4,720	5,571
Fairfax County Water Auth., 5.00%, 4/1/45	9,230	10,886
Fairfax County Water Auth., Series B, 4.00%, 4/1/29	3,925	4,092
Fredericksburg, Series A, GO, 4.75%, 7/15/37	7,790	8,271
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, Medicorp Health, 5.00%, 6/15/29	1,600	1,806
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, Medicorp Health, 5.00%, 6/15/31	425	477

Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, Medicorp Health, 5.00%, 6/15/33	1,250	1,394
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, Medicorp Health, 5.25%, 6/15/19	2,875	3,015
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, Medicorp Health, 5.25%, 6/15/21	2,345	2,584
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, Medicorp Health, 5.25%, 6/15/23	2,600	2,963
Greater Richmond Convention Center, 5.00%, 6/15/29	3,750	4,384
Greater Richmond Convention Center, 5.00%, 6/15/30	1,500	1,747
Greater Richmond Convention Center, 5.00%, 6/15/31	2,000	2,322
Greater Richmond Convention Center, 5.00%, 6/15/32	5,630	6,511
Hampton Roads Sanitation Dist., Wastewater, 5.00%, 4/1/26 (Prerefunded 4/1/18) (1)	3,000	3,037
Hampton Roads Sanitation Dist., Wastewater, 5.00%, 4/1/28 (Prerefunded 4/1/18) (1)	6,000	6,073
Hampton Roads Sanitation Dist., Wastewater, 5.00%, 11/1/34 (Prerefunded 11/1/19) (1)	3,300	3,507
Hampton Roads Sanitation Dist., Wastewater, Series A 5.00%, 8/1/34	1,775	2,087
Hampton Roads Sanitation Dist., Wastewater, Series A 5.00%, 8/1/37	10,020	11,687
Hanover County Economic Dev. Auth., Covenant Woods Retirement Community, Series A, 5.00%, 7/1/42	1,000	1,036
Hanover County Economic Dev. Auth., Covenant Woods Retirement Community, Series A, 5.00%, 7/1/47	6,170	6,376
Hanover County IDA, Bon Secours, 6.375%, 8/15/18 (4)	155	160
Henrico County, Public Improvement, 5.00%, 12/1/25 (Prerefunded 12/1/18) (1)	1,250	1,294
Henrico County, Public Improvement, Series A, 4.00%, 8/1/28 (Prerefunded 8/1/20) (1)	420	446
Henrico County Economic Dev. Auth., Bon Secours Health 5.00%, 11/1/30	7,035	7,870

Henrico County Economic Dev. Auth., Collegiate School 4.00%, 4/15/37	4,065	4,170
Henrico County Economic Dev. Auth., Collegiate School 4.00%, 4/15/42	3,595	3,667
Henrico County Economic Dev. Auth., Collegiate School 5.25%, 4/15/32	4,350	4,542
Henrico County IDA, Bon Secours Health, 6.25%, 8/15/20 (4)	1,350	1,437
Henrico County Water & Sewer, 4.75%, 5/1/27 (Prerefunded 5/1/19) (1)	4,535	4,734
Henrico County Water & Sewer, 5.00%, 5/1/46	11,220	13,030
Hopewell IDA, Smurfit-Stone Container, EC, 5.25%, 6/1/49 (6)	2,000	—
Isle of Wight County, 5.00%, 7/1/43 (Prerefunded 7/1/22) (1)	2,495	2,841
Isle of Wight County, GO, 5.00%, 7/1/43	795	883
James City County Economic Dev. Auth., WindsorMeade, United Methodist Homes, Series A, 2.00%, 10/1/48 (11)	753	55
James City County Economic Dev. Auth., WindsorMeade, United Methodist Homes, Series A, 6.00%, 6/1/43	2,423	2,395
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31	750	791
Lexington IDA, V.M.I. Dev. Board, 4.00%, 12/1/30	2,835	3,094
Lexington IDA, V.M.I. Dev. Board, Series C, 5.00%, 12/1/36 (Prerefunded 6/1/19) (1)	6,325	6,647
Lexington IDA, Washington & Lee Univ., 4.75%, 1/1/43	1,225	1,316
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43	6,725	7,392
Loudoun County IDA, Howard Hughes Medical Institute Series A, VRDN, 0.90%, 6/1/43	2,200	2,200
Lynchburg Economic Dev. Auth., Centra Health, Series A 5.00%, 1/1/47	4,500	5,040
Lynchburg Economic Dev. Auth., Centra Health, Series B VRDN, 0.92%, 1/1/47	10,120	10,120
Manassas Park Economic Dev. Auth., Series A 5.00%, 7/15/20 (3)	640	694
Manassas Park Economic Dev. Auth., Series A, 6.00%, 7/15/35 (Prerefunded 7/15/20) (1)	3,495	3,879

Montgomery County Economic Dev. Auth., Virginia Tech Foundation, Series A, 4.00%, 6/1/37	725	769
New Port CDA, Special Assessment, 5.60%, 9/1/36 (6)(7)	978	450
Newport News, Water Revenue, 5.00%, 7/15/32	1,260	1,497
Newport News Economic Dev. Auth., Lifespire of Virginia Obligated Group, 5.00%, 12/1/38	2,500	2,640
Norfolk, Series A, GO, 5.00%, 10/1/41	1,050	1,225
Norfolk, Series A, GO, 5.00%, 10/1/46	2,300	2,674
Norfolk Airport Auth., Series A, 5.00%, 7/1/20	1,385	1,478
Norfolk Airport Auth., Series A, 5.00%, 7/1/21	1,000	1,091
Norfolk Economic Dev. Auth., BBL ODU, Series A 6.00%, 11/1/36 (8)	1,365	1,301
Norfolk Economic Dev. Auth., Sentara Health Care, Series B 5.00%, 11/1/43	5,575	6,195
Norfolk Redev. & Housing Auth., Harbor's Edge Retirement Community, 5.375%, 1/1/35	3,620	3,837
Norfolk Redev. & Housing Auth., Harbor's Edge Retirement Community, 5.375%, 1/1/46	480	503
Norfolk Water Revenue, 5.00%, 11/1/28	1,730	1,939
Norfolk Water Revenue, 5.00%, 11/1/29	1,145	1,282
Norfolk Water Revenue, 5.00%, 11/1/31	1,035	1,156
Norfolk Water Revenue, 5.00%, 11/1/38	2,805	3,070
Norfolk Water Revenue, 5.00%, 11/1/42	12,735	13,926
Norfolk Water Revenue, Series A, 5.25%, 11/1/44	17,250	20,386
Pittsylvania County, Series B, 5.75%, 2/1/30 (Prerefunded 2/1/19) (1)	1,500	1,572
Portsmouth, Series B, 5.25%, 7/15/21 (Prerefunded 7/15/19) (1)	745	788
Portsmouth, Series B, 5.25%, 7/15/22 (Prerefunded 7/15/19) (1)	780	825
Portsmouth, Series B, 5.25%, 7/15/24 (Prerefunded 7/15/19) (1)	300	317

Portsmouth, Series B, 5.25%, 7/15/25 (Prerefunded 7/15/19) (1)	385	407
Portsmouth, Series B, GO, 5.25%, 7/15/21	555	587
Portsmouth, Series B, GO, 5.25%, 7/15/22	585	619
Portsmouth, Series B, GO, 5.25%, 7/15/24	225	238
Portsmouth, Series B, GO, 5.25%, 7/15/25	285	301
Powhatan County, GO, 5.00%, 1/15/32	2,000	2,124
Prince William County IDA, Novant Health, Series B 4.00%, 11/1/33	7,660	7,983
Prince William County IDA, Westminster Presbyterian - Lake Ridge, 5.00%, 1/1/37	1,000	1,077
Prince William County IDA, Westminster Presbyterian - Lake Ridge, 5.00%, 1/1/46	4,025	4,278
Richmond, Public Utilities, 5.00%, 1/15/28 (Prerefunded 1/15/19) (1)	1,000	1,037
Richmond, Public Utilities, 5.00%, 1/15/40 (Prerefunded 1/15/19) (1)	10,150	10,526
Richmond Metropolitan Auth., Expressway Revenue 5.25%, 7/15/22 (3)(9)	1,740	1,876
Richmond Metropolitan Auth., Expressway Revenue 5.25%, 7/15/22 (9)	3,000	3,264
Richmond Metropolitan Auth., Expressway Revenue Unrefunded Balance, 5.25%, 7/15/22 (9)	10,615	11,484
Riverside Regional Jail Auth., 5.00%, 7/1/30	5,770	6,768
Roanoke Economic Dev. Auth., Brandon Oaks 6.625%, 12/1/44	3,900	4,252
Roanoke Economic Dev. Auth., Carilion Clinic, 5.00%, 7/1/33	4,970	5,325
Roanoke Economic Dev. Auth., Carilion Clinic, Series C 5.00%, 7/1/27 (10)	4,250	4,548
Russell County IDA, Appalachian Power, Series K, PCR 4.625%, 11/1/21	10,520	11,139
Stafford County Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/30	1,025	1,163
Suffolk Economic Dev. Auth., United Church, 5.00%, 9/1/31	4,000	4,335

Tobacco Settlement Fin. Corp., Tobacco Industry, Series B1 5.00%, 6/1/47	3,025	2,915
Univ. of Virginia, 5.00%, 6/1/40 (Prerefunded 6/1/18) (1)	9,655	9,829
Univ. of Virginia, Green Bonds, Series A-2, 5.00%, 4/1/45	20,705	23,865
Univ. of Virginia, Series A, 5.00%, 4/1/42	5,000	5,915
Univ. of Virginia, Series A, 5.00%, 6/1/43	3,440	3,909
Univ. of Virginia, Series B, 5.00%, 4/1/46	5,000	5,897
Upper Occoquan Sewage Auth., 4.00%, 7/1/34	5,515	5,940
Upper Occoquan Sewage Auth., 4.00%, 7/1/40	10,805	11,502
Upper Occoquan Sewage Auth., Series B, 4.00%, 7/1/37	6,655	7,098
Virginia, Series B, 5.00%, 6/1/27 (Prerefunded 6/1/18) (1)	2,000	2,037
Virginia, Series B, 5.00%, 6/1/30 (Prerefunded 6/1/18) (1)	320	326
Virginia College Building Auth., 21st Century College & Equipment, Series A, 4.00%, 2/1/34	4,500	4,800
Virginia College Building Auth., 21st Century College & Equipment, Series A, 4.75%, 2/1/27 (Prerefunded 2/1/18) (1)	6,810	6,847
Virginia College Building Auth., 21st Century College & Equipment, Series A, 4.75%, 2/1/29 (Prerefunded 2/1/18) (1)	2,050	2,125
Virginia College Building Auth., 21st Century College & Equipment, Series A, 5.00%, 2/1/26 (Prerefunded 2/1/19) (1)	1,860	1,934
Virginia College Building Auth., 21st Century College & Equipment, Series A, 5.00%, 2/1/29 (Prerefunded 2/1/19) (1)	3,000	3,119
Virginia College Building Auth., Public Higher Ed. Fin. 5.00%, 9/1/29 (Prerefunded 9/1/19) (1)	10,000	10,582
Virginia College Building Auth., Public Higher Ed. Fin., Series A 5.00%, 9/1/18	7,460	7,666
Virginia College Building Auth., Public Higher Ed. Fin., Series A 5.00%, 9/1/26 (Prerefunded 9/1/18) (1)	45	46
Virginia College Building Auth., Public Higher Ed. Fin., Series A 5.00%, 9/1/28 (Prerefunded 9/1/18) (1)	45	46
Virginia College Building Auth., Public Higher Ed. Fin., Series A Unrefunded Balance, 5.00%, 9/1/26 (Prerefunded 9/1/18) (1)	5,455	5,602

Virginia College Building Auth., Public Higher Ed. Fin., Series A Unrefunded Balance, 5.00%, 9/1/28 (Prerefunded 9/1/18) (1)	5,955	6,116
Virginia College Building Auth., Univ. of Richmond 4.00%, 3/1/42	8,010	8,356
Virginia College Building Auth., Washington & Lee Univ. 5.25%, 1/1/26 (4)	840	978
Virginia College Building Auth., Washington & Lee Univ. 5.25%, 1/1/31 (4)	7,900	9,721
Virginia College Building Auth., Washington & Lee Univ. 5.75%, 1/1/34	10,520	14,054
Virginia College Building Auth., Washington & Lee Univ. Series A, 5.00%, 1/1/40	3,650	4,170
Virginia HDA, Multi-Family, Rental Housing, Series B 5.00%, 6/1/45	3,050	3,200
Virginia HDA, Multi-Family, Rental Housing, Series B 5.625%, 6/1/39	1,250	1,318
Virginia HDA, Multi-Family, Rental Housing, Series B 5.75%, 6/1/43	4,000	4,224
Virginia HDA, Multi-Family, Rental Housing, Series E 5.00%, 10/1/44	6,540	6,758
Virginia HDA, Multi-Family, Rental Housing, Series F 5.00%, 12/1/39	5,000	5,200
Virginia HDA, Multi-Family, Rental Housing, Series F 5.00%, 4/1/45	2,260	2,362
Virginia HDA, Multi-Family, Rental Housing, Series F 5.35%, 10/1/43	7,710	8,648
Virginia Polytechnic Institute & State Univ., Dormitory & Dining Hall, Series A, 4.00%, 6/1/30	2,135	2,306
Virginia Polytechnic Institute & State Univ., Dormitory & Dining Hall, Series A, 4.00%, 6/1/33	1,920	2,047
Virginia Polytechnic Institute & State Univ., Dormitory & Dining Hall, Series A, 4.00%, 6/1/34	2,005	2,123
Virginia Port Auth., Commonwealth Port Fund Revenue 5.00%, 7/1/35	3,500	3,763

Virginia Port Auth., Commonwealth Port Fund Revenue 5.00%, 7/1/36	3,500	3,763
Virginia Port Auth., Port Fac. Revenue, Series B 5.00%, 7/1/41 (8)	1,000	1,134
Virginia Port Auth., Port Fac. Revenue, Series B 5.00%, 7/1/45 (8)	11,500	12,949
Virginia Public Building Auth., Series A, 5.00%, 8/1/31	12,085	13,348
Virginia Public Building Auth., Series A, 5.00%, 8/1/31 (Prerefunded 8/1/21) (1)	80	89
Virginia Public Building Auth., Series B, 5.00%, 8/1/29 (Prerefunded 8/1/19) (1)	170	179
Virginia Public Building Auth., Series B, 5.25%, 8/1/28 (Prerefunded 8/1/18) (1)	1,475	1,513
Virginia Public Building Auth., Series B, Unrefunded Balance 5.00%, 8/1/29 (Prerefunded 8/1/19) (1)	1,580	1,669
Virginia Public School Auth., 1997 Resolution, Series A 4.50%, 8/1/37 (Prerefunded 8/1/18) (1)	1,475	1,506
Virginia Public School Auth., 1997 Resolution, Series B 5.00%, 8/1/28 (Prerefunded 8/1/18) (1)	5,500	5,632
Virginia Public School Auth., 1997 Resolution, Series B 5.25%, 8/1/33 (Prerefunded 8/1/18) (1)	1,000	1,026
Virginia Public School Auth., 1997 Resolution, Series C, GO 5.00%, 8/1/18	2,280	2,336
Virginia Resources Auth., Clean Water Revolving Fund 5.00%, 10/1/29 (Prerefunded 10/1/19) (1)	1,500	1,593
Virginia Resources Auth., Clean Water Revolving Fund 5.00%, 10/1/30	5,290	6,316
Virginia Resources Auth., Clean Water Revolving Fund 5.00%, 10/1/31 (Prerefunded 10/1/19) (1)	2,400	2,548
Virginia Resources Auth., Infrastructure Pooled Fin. 5.00%, 11/1/30	525	572
Virginia Resources Auth., Infrastructure Pooled Fin. 5.00%, 11/1/30 (Prerefunded 11/1/20) (1)	135	148
Virginia Resources Auth., Infrastructure Pooled Fin. 5.00%, 11/1/33	1,030	1,122

Virginia Resources Auth., Infrastructure Pooled Fin. 5.00%, 11/1/33 (Prerefunded 11/1/20) (1)	880	962
Virginia Resources Auth., Infrastructure Pooled Fin. 5.00%, 11/1/40	9,070	10,638
Virginia Resources Auth., Infrastructure Pooled Fin. 5.00%, 11/1/45	9,365	10,948
Virginia Resources Auth., Infrastructure Pooled Fin. Series 2014B, 5.00%, 11/1/33	1,845	1,907
Virginia Resources Auth., Infrastructure Pooled Fin. Series 2014B, 5.00%, 11/1/33 (Prerefunded 11/1/18) (1)	2,900	2,994
Virginia Resources Auth., Infrastructure Pooled Fin. Series 2016B, 5.25%, 11/1/25 (Prerefunded 11/1/18) (1)	1,625	1,682
Virginia Resources Auth., Infrastructure Pooled Fin. Series A, 5.00%, 11/1/42	1,680	1,916
Virginia Resources Auth., Infrastructure Pooled Fin. Series A1, 5.00%, 11/1/42	9,000	10,126
Virginia Resources Auth., Infrastructure Pooled Fin. Series B, 5.00%, 11/1/31	1,170	1,304
Virginia Resources Auth., Infrastructure Pooled Fin. Series B, 5.00%, 11/1/31 (Prerefunded 11/1/21) (1)	2,220	2,488
Virginia Resources Auth., Infrastructure Pooled Fin. Series B, 5.00%, 11/1/33 (Prerefunded 11/1/18) (1)	255	263
Virginia Resources Auth., Infrastructure Pooled Fin. Series B, 5.00%, 11/1/36	1,800	1,996
Virginia Resources Auth., Infrastructure Pooled Fin. Series B, 5.00%, 11/1/36 (Prerefunded 11/1/21) (1)	2,865	3,211
Virginia Resources Auth., Infrastructure Pooled Fin. Series B, 5.00%, 11/1/40 (Prerefunded 11/1/20) (1)	4,775	5,235
Virginia Resources Auth., Infrastructure Pooled Fin. Series B, 5.125%, 11/1/38	425	440
Virginia Resources Auth., Infrastructure Pooled Fin. Program Series B, 5.125%, 11/1/38 (Prerefunded 11/1/18) (1)	125	129
Virginia Resources Auth., Infrastructure Pooled Fin. Series B, 5.25%, 11/1/25 (Prerefunded 11/1/18) (1)	135	140

Virginia Resources Auth., Infrastructure Pooled Fin. Series B, 5.25%, 11/1/25	240	249
Virginia Resources Auth., Infrastructure Pooled Fin. Series C, 4.00%, 11/1/37	545	582
Virginia Small Business Fin. Auth., 95 Express Lanes 5.00%, 7/1/34 (8)	1,250	1,349
Virginia Small Business Fin. Auth., 95 Express Lanes Series 2012, 5.00%, 1/1/40 (8)	11,155	11,960
Virginia Small Business Fin. Auth., 95 Express Lanes Series 2017, 5.00%, 1/1/40 (8)	11,590	12,427
Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.50%, 1/1/42 (8)	10,020	11,124
Virginia Small Business Fin. Auth., Elizabeth River Crossings 6.00%, 1/1/37 (8)	6,240	7,077
Virginia Small Business Fin. Auth., I-66 Express Mobility Partners, 5.00%, 12/31/47 (8)	1,500	1,686
Virginia Small Business Fin. Auth., I-66 Express Mobility Partners, 5.00%, 12/31/49 (8)	1,500	1,682
Virginia Small Business Fin. Auth., I-66 Express Mobility Partners, 5.00%, 12/31/52 (8)	1,800	2,002
Virginia Small Business Fin. Auth., I-66 Express Mobility Partners, 5.00%, 12/31/56 (8)	12,845	14,202
Virginia Small Business Fin. Auth., Sentara Healthcare 4.50%, 11/1/25	2,100	2,218
Virginia Small Business Fin. Auth., Sentara Healthcare 5.00%, 11/1/40	6,190	6,619
Virginia Transportation Board, 4.00%, 5/15/30	12,310	13,289
Virginia Transportation Board, 4.00%, 5/15/32	6,860	7,338
Virginia Transportation Board, Capital Projects, 4.75%, 5/15/35	14,500	15,641
Virginia Transportation Board, Capital Projects, 5.00%, 5/15/33	12,500	13,765
Virginia Transportation Board, Federal Highway Revenue, GAN 5.00%, 9/15/31	11,000	13,098
Washington County IDA, Mountain States Health Alliance Series C, 7.25%, 7/1/19	720	760

Washington County IDA, Mountain States Health Alliance Series C, 7.75%, 7/1/38	2,000	2,120
Winchester IDA, Valley Health, 5.00%, 1/1/30	250	291
Winchester IDA, Valley Health, 5.00%, 1/1/34	2,250	2,562
Winchester IDA, Valley Health, 5.00%, 1/1/35	1,750	1,988
Winchester IDA, Valley Health, 5.00%, 1/1/44	9,500	10,574
Winchester IDA, Valley Health, Series A, 5.00%, 1/1/44	10,455	11,476
Winchester IDA, Valley Health, Series E, 5.625%, 1/1/44 (Prerefunded 1/1/19) (1)	3,550	3,702
		1,086,984
DISTRICT OF COLUMBIA 10.6%		
Metropolitan Washington Airports Auth., Dulles Toll Road 5.25%, 10/1/44	17,155	18,051
Metropolitan Washington Airports Auth., Dulles Toll Road Series C, VR, 6.50%, 10/1/41 (5)	2,000	2,586
Metropolitan Washington Airports Auth., 5.00%, 10/1/35 (8)	4,360	5,085
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (8)	3,380	3,933
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (8)	3,100	3,598
Metropolitan Washington Airports Auth., 5.00%, 10/1/42 (8)	1,800	2,073
Metropolitan Washington Airports Auth., 5.00%, 10/1/47 (8)	3,000	3,428
Metropolitan Washington Airports Auth., Series A 5.00%, 10/1/29	1,500	1,629
Metropolitan Washington Airports Auth., Series A 5.00%, 10/1/31 (8)	1,000	1,111
Metropolitan Washington Airports Auth., Series A 5.00%, 10/1/34 (8)	10,500	12,179
Metropolitan Washington Airports Auth., Series A 5.00%, 10/1/35	8,375	9,054
Metropolitan Washington Airports Auth., Series A 5.00%, 10/1/39	4,900	5,286
Metropolitan Washington Airports Auth., Series B 5.00%, 10/1/22	5,550	5,874

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Virginia Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds. The corporation, organized as a Maryland corporation, and the fund are the successors to the T. Rowe Price State Tax-Free Income Trust and its corresponding sub-trust pursuant to an agreement and plan of reorganization for a change in domicile, effective October 30, 2017. Prior to October 30, 2017, the corporation was organized as a Massachusetts business trust. The reorganization and redomiciliation had no effect on the fund’s investment objective and strategies or on the fund’s net assets.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended November 30, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt
At November 30, 2017, approximately 10% of the fund’s net assets were invested, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt including “high yield” or “junk” bonds or leveraged loans. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Investments in noninvestment-grade holdings may be considered speculative.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. Rowe Price New Jersey Tax-Free Bond Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
MUNICIPAL SECURITIES 99.7%		
NEW JERSEY 89.7%		
Burlington County Bridge Commission, GO, 4.00%, 10/1/29	1,470	1,580
Burlington County Bridge Commission, GO, 5.00%, 8/15/18 (1)	1,000	1,001
Burlington County Bridge Commission, GO, 5.00%, 10/1/23	1,200	1,391
Burlington County Bridge Commission, GO, 5.00%, 10/1/24	1,000	1,160
Burlington County Bridge Commission, GO, 5.00%, 12/1/24	700	799
Burlington County Bridge Commission, GO, 5.00%, 10/1/25	585	677
Burlington County Bridge Commission, GO, 5.00%, 10/1/27	1,000	1,193
Burlington County Bridge Commission, GO, 5.00%, 10/1/28	1,280	1,516
Burlington County Bridge Commission, GO, 5.00%, 12/1/29	300	339
Burlington County Bridge Commission, The Evergreens 5.625%, 1/1/38	2,550	2,468
Cape May County PCR, Atlantic City Electric, 6.80%, 3/1/21 (1)	1,520	1,717
Essex County Improvement Auth., GO, 5.50%, 10/1/27 (1)	2,205	2,793
Essex County Utilities Auth., Solid Waste, GO, 5.00%, 4/1/20 (2)	1,000	1,044
Garden State Preservation Trust, Farmland, Series A 5.75%, 11/1/28 (3)	1,000	1,212
Garden State Preservation Trust, Space & Farmland, Series C 5.25%, 11/1/21 (3)	1,400	1,565
Gloucester County Improvement Auth., Rowan Univ. Project Series A 5.00%, 11/1/28 (3)	1,750	2,064
Gloucester County Improvement Auth., Rowan Univ. Project Series A 5.00%, 11/1/29 (3)	1,285	1,507
Hudson County Improvement Auth., Solid Waste, Series A, GO 5.75%, 1/1/35	2,000	2,159
Hudson County Improvement Auth., Special Acquisition 830 Bergen Ave., GO, 5.00%, 11/15/31	1,260	1,401
Hudson County Improvement Auth., Vocational Technical Schools, 5.25%, 5/1/51	7,000	8,084
Mercer County, GO, 5.00%, 5/1/28	4,250	4,668
Middlesex County, Civic Square IV, COP 5.00%, 10/15/31	3,665	4,451

Monmouth County Improvement Auth., Atlantic Highlands 4.75%, 2/1/30 (Prerefunded 2/1/20) (4)	570	609
Monmouth County Improvement Auth., Brookdale Community College, 6.00%, 8/1/38 (Prerefunded 8/1/18) (4)	1,500	1,546
Monmouth County Improvement Auth., Governmental Pooled Loan, 5.00%, 1/15/31 (Prerefunded 1/15/21) (4)	770	847
Monmouth County Improvement Auth., Gov't Pooled Loan, GO 4.00%, 12/1/31	500	547
Monmouth County Improvement Auth., Gov't Pooled Loan, GO 4.00%, 12/1/32	500	545
Monmouth County Improvement Auth., Gov't Pooled Loan, GO 5.00%, 12/1/29	400	474
Monmouth County Improvement Auth., Gov't Pooled Loan, GO 5.00%, 12/1/30	280	332
Monmouth County Improvement Auth., Gov't Pooled Loan, GO, 5.00%, 1/15/31	230	251
Monroe Township Board of Ed., Gloucester County, GO 5.00%, 3/1/24	800	940
Monroe Township Board of Ed., Gloucester County, GO 5.00%, 3/1/26	1,650	1,904
Monroe Township Board of Ed., Gloucester County, GO 5.00%, 3/1/27	1,785	2,059
New Brunswick Parking Auth., GO, 5.00%, 9/1/26	320	378
New Brunswick Parking Auth., GO, 5.00%, 9/1/27	375	442
New Brunswick Parking Auth., GO, 5.00%, 9/1/28	605	710
New Brunswick Parking Auth., Guaranteed Parking Revenue Series A, GO, 5.00%, 9/1/39 (5)	2,175	2,502
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/20	3,000	3,223
New Jersey Economic Dev. Auth., Crane's Mill, Series A 6.00%, 7/1/38	1,000	1,011
New Jersey Economic Dev. Auth., Exxon, VRDN, 0.94%, 4/1/22	900	900
New Jersey Economic Dev. Auth., Fac. Construction, Series GG 5.25%, 9/1/26	1,170	1,251
New Jersey Economic Dev. Auth., Goethals Bridge 5.00%, 1/1/31 (6)	1,500	1,688

New Jersey Economic Dev. Auth., Goethals Bridge 5.125%, 1/1/34 (6)	2,035	2,254
New Jersey Economic Dev. Auth., Goethals Bridge 5.375%, 1/1/43 (6)	2,150	2,392
New Jersey Economic Dev. Auth., Kapkowski Road Landfill 5.75%, 10/1/21	190	202
New Jersey Economic Dev. Auth., Lions Gate, 4.00%, 1/1/20	200	205
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29	910	953
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44	2,470	2,550
New Jersey Economic Dev. Auth., Middlesex Water, Series A 5.00%, 10/1/23	1,210	1,392
New Jersey Economic Dev. Auth., Middlesex Water, Series C IDRB, 4.25%, 10/1/47 (6)	1,500	1,537
New Jersey Economic Dev. Auth., Motor Vehicle, Series A 5.25%, 7/1/26 (1)(7)	190	237
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge Series A, 4.00%, 7/1/32	4,000	4,000
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge Series A, 5.00%, 7/1/33	1,000	1,093
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge Series A 5.25%, 7/1/26 (1)	810	943
New Jersey Economic Dev. Auth., Provident Group-Montclair Series A, 5.875%, 6/1/42	1,250	1,344
New Jersey Economic Dev. Auth., Provident Group-Rowan Univ. Student Housing, Series A, 5.00%, 1/1/48	2,905	3,086
New Jersey Economic Dev. Auth., School Fac. Construction Series W, 5.00%, 3/1/19 (Prerefunded 3/1/18) (4)	20	20
New Jersey Economic Dev. Auth., Seeing Eye, 5.00%, 6/1/32	2,250	2,662
New Jersey Economic Dev. Auth., Seeing Eye, 5.00%, 6/1/32 (Prerefunded 6/1/22) (4)	3,760	4,282
New Jersey Economic Dev. Auth., Series DDD, 5.00%, 6/15/35	1,000	1,087
New Jersey Economic Dev. Auth., Series DDD, 5.00%, 6/15/42	2,250	2,427
New Jersey Economic Dev. Auth., UMM Energy Partners Series A, 5.00%, 6/15/37 (6)	1,645	1,712

New Jersey Economic Dev. Auth., UMM Energy Partners Series A, 5.125%, 6/15/43 (6)	1,500	1,565
New Jersey Economic Dev. Auth., United Methodist Homes 5.00%, 7/1/34	2,000	2,109
New Jersey Economic Dev. Auth., United Methodist Homes Series A, 5.00%, 7/1/29	1,500	1,624
New Jersey Economic Dev. Auth., United/Continental Airlines IDRB, 5.125%, 9/15/23 (6)	1,000	1,097
New Jersey Economic Dev. Auth., United/Continental Airlines Series B, IDRB, 5.625%, 11/15/30 (6)	1,000	1,135
New Jersey EFA, College of New Jersey, Series F, 4.00%, 7/1/35	1,000	1,038
New Jersey EFA, College of New Jersey, Series G, 5.00%, 7/1/30	3,180	3,640
New Jersey EFA, Higher Ed. Trust Fund, GO, 5.00%, 6/15/26	2,230	2,451
New Jersey EFA, Institute of Technology, Series H 5.00%, 7/1/31	2,630	2,824
New Jersey EFA, Kean Univ., Series A, 5.50%, 9/1/36	5,025	5,343
New Jersey EFA, Kean Univ., Series H, 5.00%, 7/1/28 (3)	2,000	2,315
New Jersey EFA, Montclair State Univ., Series A, 5.00%, 7/1/32	2,510	2,892
New Jersey EFA, Montclair State Univ., Series A, 5.00%, 7/1/39	3,275	3,720
New Jersey EFA, Montclair State Univ., Series D, 5.00%, 7/1/34	2,090	2,382
New Jersey EFA, Montclair State Univ., Series D, 5.00%, 7/1/36	1,000	1,132
New Jersey EFA, Princeton Univ., Series A, 4.00%, 7/1/28	2,000	2,218
New Jersey EFA, Princeton Univ., Series A, 5.00%, 7/1/26	3,500	4,317
New Jersey EFA, Richard Stockton College, Series A 5.375%, 7/1/38 (Prerefunded 7/1/18) (4)	1,000	1,023
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/26 (3)	1,250	1,495
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (3)	2,000	2,367
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/33	500	564
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/38	500	560
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/42	2,500	2,855
New Jersey EFA, Stevens Institute of Technology, Series A 5.00%, 7/1/35	1,000	1,147

New Jersey EFA, Stevens Institute of Technology, Series A 5.00%, 7/1/36	1,640	1,877
New Jersey EFA, Stevens Institute of Technology, Series A 5.00%, 7/1/37	2,000	2,284
New Jersey EFA, Stevens Institute of Technology, Series A 5.00%, 7/1/47	1,600	1,812
New Jersey EFA, Stockton Univ, Series A, 5.00%, 7/1/35	2,000	2,263
New Jersey EFA, Univ. of Medicine & Dentistry, Series B 7.50%, 12/1/32 (Prerefunded 6/1/19) (4)	2,150	2,335
New Jersey HCFFA, AHS Hosp., 4.00%, 7/1/41	2,000	2,057
New Jersey HCFFA, AHS Hosp., 6.00%, 7/1/37 (Prerefunded 7/1/21) (4)	1,000	1,150
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27 (Prerefunded 7/1/18) (4)	2,390	2,441
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27	110	112
New Jersey HCFFA, Catholic Health East, Trinity Health Credit Group, 4.75%, 11/15/29	4,110	4,423
New Jersey HCFFA, Hackensack Meridian Health, 5.00%, 7/1/25	1,000	1,127
New Jersey HCFFA, Hackensack Meridian Health, 5.00%, 7/1/26	2,105	2,363
New Jersey HCFFA, Hackensack Meridian Health, 5.00%, 7/1/27	2,000	2,237
New Jersey HCFFA, Hackensack Meridian Health, 5.00%, 7/1/32	3,000	3,339
New Jersey HCFFA, Hackensack Meridian Health, Series A 5.00%, 7/1/32	1,250	1,474
New Jersey HCFFA, Hackensack Meridian Health, Series A 5.25%, 7/1/57	3,665	4,251
New Jersey HCFFA, Hackensack Univ. Medical Center, 5.00% 1/1/34 (Prerefunded 1/1/20) (4)	2,700	2,887
New Jersey HCFFA, Holy Name Medical Center, 5.00%, 7/1/25	3,315	3,532
New Jersey HCFFA, Hunterdon Medical Center, 5.00%, 7/1/45	2,600	2,857
New Jersey HCFFA, Inspira Health Network, Series A 5.00%, 7/1/33	2,360	2,702
New Jersey HCFFA, Inspira Health Network, Series A 5.00%, 7/1/34	1,365	1,558

New Jersey HCFFA, Inspira Health Network, Series A 5.00%, 7/1/42	5,000	5,662
New Jersey HCFFA, Kennedy Health, 5.00%, 7/1/31	2,000	2,177
New Jersey HCFFA, Kennedy Health, 5.00%, 7/1/37	1,025	1,099
New Jersey HCFFA, Kennedy Health, 5.00%, 7/1/42	2,500	2,672
New Jersey HCFFA, Princeton Healthcare, Series A 5.00%, 7/1/39	2,000	2,225
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp. 5.00%, 7/1/31 (Prerefunded 1/1/20) (4)	5,400	5,773
New Jersey HCFFA, Robert Wood Johnson Univ., Barnabas Health, 5.00%, 7/1/39	1,500	1,683
New Jersey HCFFA, Robert Wood Johnson Univ., Barnabas Health, 5.00%, 7/1/43	3,650	4,086
New Jersey HCFFA, Robert Wood Johnson Univ., Barnabas Health, Series A, 4.00%, 7/1/26	1,000	1,069
New Jersey HCFFA, Robert Wood Johnson Univ., Barnabas Health, Series A, 5.00%, 7/1/25	2,500	2,807
New Jersey HCFFA, Robert Wood Johnson Univ., Barnabas Health, Series A, 5.00%, 7/1/44	1,585	1,742
New Jersey HCFFA, Robert Wood Johnson Univ., Barnabas Health, Series A, 5.625%, 7/1/32 (Prerefunded 7/1/21) (4)	3,000	3,407
New Jersey HCFFA, Saint Joseph's Healthcare, 5.00%, 7/1/31	2,200	2,460
New Jersey HCFFA, Saint Joseph's Healthcare, 5.00%, 7/1/41	3,000	3,254
New Jersey HCFFA, Saint Luke's Warren Hosp., 5.00%, 8/15/34	2,290	2,520
New Jersey HCFFA, Univ. Hosp., Series A, 5.00%, 7/1/46 (3)	3,500	3,908
New Jersey HCFFA, Virtua Health, 5.00%, 7/1/29	1,000	1,122
New Jersey HCFFA, Virtua Health, 5.75%, 7/1/33	2,755	2,945
New Jersey HCFFA, Virtua Health, Series C, VRDN 0.87%, 7/1/43	3,300	3,300
New Jersey Higher Ed. Student Assistance Auth., Series 1 5.00%, 12/1/21 (6)	1,555	1,702
New Jersey Higher Ed. Student Assistance Auth., Series 1A 5.00%, 12/1/26 (6)	1,500	1,696

New Jersey Higher Ed. Student Assistance Auth., Series 1B 4.75%, 12/1/43 (6)	1,000	1,027
New Jersey Higher Ed. Student Assistance Auth., Series A 5.625%, 6/1/30	2,000	2,105
New Jersey Higher Ed. Student Assistance Auth., Series A 6.125%, 6/1/30 (2)(6)	1,095	1,113
New Jersey Housing & Mortgage Fin. Agency, Single-Family Series CC, 5.00%, 10/1/37	800	812
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40	3,500	3,994
New Jersey Institute of Technology, Series A, 5.00%, 7/1/42 (Prerefunded 7/1/22) (4)	1,530	1,749
New Jersey Institute of Technology, Series A, 5.00%, 7/1/42	3,470	3,836
New Jersey Transportation Trust Fund Auth., Reinbursement Notes, Series A1, 5.00%, 6/15/29	2,500	2,784
New Jersey Transportation Trust Fund Auth., Series A 5.00%, 12/15/27 (8)	2,960	2,967
New Jersey Transportation Trust Fund Auth., Series A 5.50%, 6/15/41	4,015	4,307
New Jersey Transportation Trust Fund Auth., Series A 6.00%, 12/15/38 (Prerefunded 12/15/18) (2)(4)	45	47
New Jersey Transportation Trust Fund Auth., Series A 6.00%, 12/15/38	1,955	2,039
New Jersey Transportation Trust Fund Auth., Series AA 5.00%, 6/15/45	2,200	2,351
New Jersey Transportation Trust Fund Auth., Series B 5.50%, 6/15/31	7,000	7,638
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/31	2,000	2,223
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/35	2,000	2,333
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/43	6,000	6,683
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/40	1,000	1,170
New Jersey Turnpike Auth., Series E, 5.25%, 1/1/40 (Prerefunded 1/1/19) (4)	4,000	4,158
New Jersey Turnpike Auth., Series H, 5.00%, 1/1/36 (Prerefunded 1/1/19) (4)	705	730
New Jersey Turnpike Auth., Series H, 5.00%, 1/1/36	1,310	1,355

New Jersey Turnpike Auth., Series I, 5.00%, 1/1/35 (Prerefunded 1/1/20) (4)	2,650	2,833
Newark Housing Auth., South Ward Police, 6.75%, 12/1/38 (Prerefunded 12/1/19) (2)(4)	1,000	1,101
North Hudson Sewer Auth., Series A, 5.00%, 6/1/42	4,000	4,322
North Hudson Sewer Auth., Series A, Zero Coupon, 8/1/20 (1)(7)	2,350	2,241
Passaic County Improvement Auth., GO, 5.00%, 5/1/42	2,175	2,323
Rutgers Univ., Series F, 5.00%, 5/1/31 (Prerefunded 5/1/19) (4)	1,000	1,048
Rutgers Univ., Series L, 5.00%, 5/1/38	2,500	2,843
Rutgers Univ., Series L, 5.00%, 5/1/43	2,000	2,273
Rutgers Univ., Series M, 5.00%, 5/1/34	1,600	1,858
Salem County Pollution Control Fin. Auth., PCR, Atlantic City Electric, Series A, 4.875%, 6/1/29	2,500	2,646
South Brunswick Township Board of Ed., GO, 5.00%, 8/1/27	750	870
South Jersey Port, Subordinate Marine Terminal, Series B 5.00%, 1/1/48 (6)	2,675	2,867
Tobacco Settlement Fin. Corp., Tobacco Industry, Series 1A 4.625%, 6/1/26	750	753
Tobacco Settlement Fin. Corp., Tobacco Industry, Series 1A 4.50%, 6/1/23	2,525	2,563
Tobacco Settlement Fin. Corp., Tobacco Industry, Series 1A 4.75%, 6/1/34	1,000	958
Tobacco Settlement Fin. Corp., Tobacco Industry, Series 1A 5.00%, 6/1/18	1,000	1,018
Union County, Exxon, PCR, VRDN, 0.94%, 10/1/24	4,800	4,800
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/28	500	580
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/29	400	462
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/31	435	498
Wanaque Valley Regional Sewerage Auth., Series B 5.75%, 9/1/18 (8)	420	428
		354,235

PENNSYLVANIA 3.9%		
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/29	400	468
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/30	700	816
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/42	2,050	2,369
Delaware River Joint Toll Bridge Commission, Series A 5.00%, 7/1/22	1,000	1,136
Delaware River Joint Toll Bridge Commission, Series A 5.00%, 7/1/23	1,000	1,128
Delaware River Joint Toll Bridge Commission, Series A 5.00%, 7/1/24	1,000	1,127
Delaware River Joint Toll Bridge Commission, Series A 5.00%, 7/1/25	1,000	1,125
Delaware River Joint Toll Bridge Commission, Series A 5.00%, 7/1/26	500	561
Delaware River Port Auth. of Pennsylvania & New Jersey 5.00%, 1/1/40	4,000	4,553
Delaware River Port Auth. of Pennsylvania & New Jersey Series E, 5.00%, 1/1/40	2,095	2,220
		15,503
NEW YORK 3.6%		
Port Auth. of New York & New Jersey, JFK Int'l. Air Terminal 6.50%, 12/1/28	1,000	1,052
Port Auth. of New York & New Jersey, Series 93, 6.125%, 6/1/94	1,000	1,229
Port Auth. of New York & New Jersey, Series 172 5.00%, 10/1/30 (6)	1,000	1,106
Port Auth. of New York & New Jersey, Series 172 5.00%, 10/1/34 (6)	2,000	2,197
Port Auth. of New York & New Jersey, Series 177 5.00%, 7/15/25 (6)	2,000	2,253
Port Auth. of New York & New Jersey, Series 178 5.00%, 12/1/43 (6)	3,990	4,406

Port Auth. of New York & New Jersey, Series 185 5.00%, 9/1/32 (6)	1,700	1,951
		14,194
DELAWARE 1.7%		
Delaware River & Bay Auth., Series A, 5.00%, 1/1/44	2,000	2,229
Delaware River & Bay Auth., Series C, 5.00%, 1/1/28	4,000	4,587
		6,816
GUAM 0.4%		
Guam, Gov't. Obligation, Section 30, Series A, 5.75%, 12/1/34 (Prerefunded 12/1/19) (4)	1,500	1,621
		1,621
VIRGIN ISLANDS 0.4%		
Virgin Islands PFA, Diageo, 6.75%, 10/1/37	600	327
Virgin Islands PFA, Series A-1, 5.00%, 10/1/39	1,000	605
Virgin Islands PFA, Series B, 5.00%, 10/1/25	1,040	629
		1,561
Total Municipal Securities (Cost $380,388)		339,930
Total Investments in Securities		
99.7% of Net Assets (Cost $380,388)		$ 393,930

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by National Public Finance Guarantee Corp.
(2) Insured by Assured Guaranty U.S. Holdings
(3) Insured by Assured Guaranty Municipal Corp.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Build America Mutual Assurance Company
(6) Interest subject to alternative minimum tax
(7) Escrowed to maturity
(8) Insured by AMBAC Assurance Corp.
COP Certificate of Participation
EFA Educational Facility Authority

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Jersey Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-Free Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey state income taxes by investing primarily in investment-grade New Jersey municipal bonds. The corporation, organized as a Maryland corporation, and the fund are the successors to the T. Rowe Price State Tax-Free Funds, Inc. and its corresponding sub-trust pursuant to an agreement and plan of reorganization for a change in domicile, effective October 30, 2017. Prior to October 30, 2017, the corporation was organized as a Massachusetts business trust. The reorganization and redomiciliation had no effect on the fund’s investment objective and strategies or on the fund’s net assets.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On November 30, 2017, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended November 30, 2017.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

MUNICIPAL SECURITIES 99.2%

MARYLAND 97.3%

	Par	$ Value
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 4/1/19	1,575	1,646
Anne Arundel County, Consolidated Water & Sewer, GO 5.00%, 4/1/20	300	323
Baltimore City, Convention Center Hilton, 3.00%, 9/1/18	250	253
Baltimore City, Convention Center Hilton, 4.00%, 9/1/19	350	365
Baltimore City, Convention Center Hilton, 5.00%, 9/1/22	400	454
Baltimore City, Series A, GO, 5.00%, 10/15/19	1,885	2,001
Baltimore City, Series A, GO, 5.00%, 10/15/20	2,080	2,271
Baltimore City, Special Obligation Consolidated Tax Increment Financing Project, 4.00%, 6/15/18	200	203
Baltimore City, Special Obligation Consolidated Tax Increment Financing Project, 5.00%, 6/15/19	250	263
Baltimore City, Special Obligation Consolidated Tax Increment Financing Project, 5.00%, 6/15/20	475	512
Baltimore City, Wastewater, Series D, 5.00%, 7/1/23	1,000	1,161
Baltimore City, Wastewater, Series E, 5.00%, 7/1/19	810	852
Baltimore County, Consolidated Public Improvement, GO 5.00%, 8/1/18	3,010	3,083
Baltimore County, Consolidated Public Improvement, GO 5.00%, 8/1/22	940	1,074
Baltimore County, District 74th, GO, 5.00%, 2/1/20	1,000	1,072
Baltimore County, GO, 5.00%, 2/1/20	5,465	5,861
Baltimore County, GO, 5.00%, 2/1/21	3,100	3,420
Baltimore County, Oak Crest Village, 4.00%, 1/1/19	400	413
Baltimore County, Oak Crest Village, 4.00%, 1/1/20	1,000	1,059
Baltimore County, Oak Crest Village, 5.00%, 1/1/21	400	444
Baltimore County, Oak Crest Village, 5.00%, 1/1/23	320	369
Baltimore County, Water, Series C, 5.00%, 7/1/19	1,335	1,405
Baltimore County, 2019 Crossover, GO, 5.00%, 11/1/21	2,800	3,148

Cecil County, Consolidated Public Improvement, GO 4.00%, 2/1/21	1,000	1,071
Cecil County, GO, 4.00%, 12/1/18	1,060	1,088
Charles County, Consolidated Public Improvement, GO 5.00%, 10/1/21	1,035	1,161
Charles County, Consolidated Public Improvement, GO 5.00%, 10/1/22	1,000	1,149
Frederick, Public Improvement, GO, 5.00%, 9/1/18	1,000	1,027
Frederick County, Consolidated Public Improvement, Series A GO, 5.00%, 2/1/20	2,290	2,456
Frederick County, Public Fac., GO, 4.00%, 5/1/18	1,265	1,279
Frederick County, Public Fac., Series A, GO, 5.00%, 8/1/22	1,250	1,431
Frederick County, Series C, 5.00%, 12/1/18 (1)	15	16
Frederick County, Series C, GO, 5.00%, 12/1/18	1,485	1,539
Gaithersburg, Economic Dev., Asbury Maryland Obligated Group, 5.00%, 1/1/20 (2)	875	907
Gaithersburg, Economic Dev., Asbury Maryland Obligated Group, 5.00%, 1/1/21 (2)	2,070	2,267
Howard County, Annapolis Junction Town Center 4.80%, 2/15/24	390	398
Howard County, Consolidated Public Improvement, Series A GO, 5.00%, 2/15/20	3,190	3,425
Maryland, State & Local Fac., Series A, GO, 5.00%, 3/1/19	2,500	2,608
Maryland, State & Local Fac., Series B, 4.50%, 3/15/24 (Prerefunded 3/15/19) (3)	1,350	1,401
Maryland, State & Local Fac., Series C, GO, 5.00%, 8/1/19	1,000	1,056
Maryland DOT, 5.00%, 2/15/19 (Prerefunded 2/15/18) (3)	925	932
Maryland DOT, 5.00%, 5/1/19	1,000	1,048
Maryland DOT, Baltimore City Highway, 5.00%, 4/1/20	1,010	1,088
Maryland Economic Dev. Corp., Morgan State Univ. Student Housing, 4.00%, 7/1/20	550	578
Maryland Economic Dev. Corp., Morgan State Univ. Student Housing, 4.00%, 7/1/21	550	584

Maryland Economic Dev. Corp., Potomac Electric Power, PCR 6.20%, 9/1/22	90	95
Maryland Economic Dev. Corp., Public Health Laboratory 4.00%, 6/1/23	250	269
Maryland Economic Dev. Corp., Public Health Laboratory 5.00%, 6/1/18	2,080	2,117
Maryland Economic Dev. Corp., Public Health Laboratory 5.00%, 6/1/19	2,000	2,098
Maryland Economic Dev. Corp., Purple Line Light Rail, Series A 5.00%, 3/31/24 (4)	3,500	3,879
Maryland Economic Dev. Corp., Purple Line Light Rail, Series B 5.00%, 9/30/26 (4)	1,000	1,101
Maryland Economic Dev. Corp., Purple Line Light Rail, Series D 5.00%, 9/30/26 (4)	100	119
Maryland Economic Dev. Corp., Salisbury Univ. Student Housing, 4.00%, 6/1/19	100	102
Maryland Economic Dev. Corp., Towson Univ. Student Housing 4.00%, 7/1/18	335	340
Maryland Economic Dev. Corp., Towson Univ. Student Housing 4.00%, 7/1/19	250	260
Maryland Economic Dev. Corp., Towson Univ. Student Housing 4.00%, 7/1/20	250	264
Maryland Economic Dev. Corp., Towson Univ. Student Housing 4.00%, 7/1/21	250	268
Maryland Economic Dev. Corp., Towson Univ. Student Housing 4.00%, 7/1/22	250	270
Maryland Economic Dev. Corp., Towson Univ. Student Housing 4.00%, 7/1/23	325	353
Maryland Economic Dev. Corp., Univ. of Maryland Baltimore County Student Housing, 4.00%, 7/1/18 (5)	500	507
Maryland Economic Dev. Corp., Univ. of Maryland Baltimore County Student Housing, 4.00%, 7/1/19 (5)	500	517
Maryland Economic Dev. Corp., Univ. of Maryland Baltimore County Student Housing, 4.00%, 7/1/20 (5)	500	528

Maryland Economic Dev. Corp., Univ. of Maryland Baltimore County Student Housing, 4.00%, 7/1/21 (5)	500	537
Maryland Economic Dev. Corp., Univ. of Maryland Baltimore Student Housing, 4.00%, 7/1/18	675	683
Maryland Economic Dev. Corp., Univ. of Maryland Baltimore Student Housing, 4.00%, 7/1/19	700	719
Maryland Economic Dev. Corp., Univ. of Maryland Baltimore Student Housing, 4.00%, 7/1/22	600	638
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 4.00%, 6/1/19 (5)	750	775
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 4.00%, 6/1/20 (5)	650	685
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 4.00%, 6/1/21 (5)	425	456
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 4.00%, 6/1/22 (5)	75	82
Maryland HHEFA, Adventist Healthcare, Series A 5.00%, 1/1/20	750	792
Maryland HHEFA, Adventist Healthcare, Series A 5.00%, 1/1/21	1,000	1,080
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/20	2,355	2,488
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/21	1,000	1,073
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/22	1,000	1,089
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/23	1,475	1,623
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/23	285	323
Maryland HHEFA, Anne Arundel Health, Series A 5.25%, 7/1/19 (1)	55	57
Maryland HHEFA, Doctor's Community Hosp., 5.30%, 7/1/25 (Prerefunded 7/1/20) (3)	25	27
Maryland HHEFA, Doctor's Community Hosp., 5.75%, 7/1/38 (Prerefunded 7/1/20) (3)	4,000	4,407
Maryland HHEFA, Doctor's Community Hosp. Unrefunded Balance, 5.30%, 7/1/25 (Prerefunded 7/1/20) (3)	5	5

Maryland HHEFA, Frederick Memorial Hosp., Series A 4.00%, 7/1/18	965	978
Maryland HHEFA, Frederick Memorial Hosp., Series A 5.00%, 7/1/23	385	428
Maryland HHEFA, General German Aged People's Home 3.00%, 1/1/18	705	706
Maryland HHEFA, General German Aged People's Home 4.00%, 1/1/19	1,410	1,449
Maryland HHEFA, General German Aged People's Home 4.00%, 1/1/23	300	327
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/23	100	112
Maryland HHEFA, Greater Baltimore Medical Center 5.00%, 7/1/21	1,995	2,221
Maryland HHEFA, Greater Baltimore Medical Center 5.25%, 7/1/24	190	212
Maryland HHEFA, Greater Baltimore Medical Center 5.25%, 7/1/24 (Prerefunded 7/1/21) (3)	35	39
Maryland HHEFA, Johns Hopkins Health, 5.00%, 7/1/18	1,000	1,022
Maryland HHEFA, Johns Hopkins Health, 5.00%, 7/1/19	1,000	1,054
Maryland HHEFA, Johns Hopkins Health, 5.00%, 5/15/40 (Prerefunded 5/15/20) (3)	1,465	1,582
Maryland HHEFA, Johns Hopkins Health, Series B, FRN 1M USD LIBOR + 0.67%, 1.412%, 5/15/29	2,580	2,580
Maryland HHEFA, Johns Hopkins Univ., Series B 5.00%, 7/1/22	1,500	1,706
Maryland HHEFA, LifeBridge Health, Series 2011 5.00%, 7/1/19	250	263
Maryland HHEFA, LifeBridge Health, Series 2017 5.00%, 7/1/19	1,100	1,157
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/24 (Prerefunded 7/1/21) (3)	520	584
Maryland HHEFA, LifeBridge Health, 6.00%, 7/1/22 (Prerefunded 7/1/21) (3)	100	115
Maryland HHEFA, Loyola Univ. Maryland, Series A 5.00%, 10/1/18	315	324

Maryland HHEFA, Maryland Institute College of Art 4.00%, 6/1/18	205	208
Maryland HHEFA, Maryland Institute College of Art 4.00%, 6/1/20	105	111
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/18	235	239
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/20	260	279
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/21	225	248
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/22	280	313
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/23	295	334
Maryland HHEFA, Maryland Institute College of Art Series 2012, 5.00%, 6/1/19	130	136
Maryland HHEFA, Maryland Institute College of Art, Series 2016 5.00%, 6/1/19	75	79
Maryland HHEFA, Maryland Institute College of Art, Series 2017 5.00%, 6/1/19	245	257
Maryland HHEFA, MedStar Health, 5.00%, 8/15/19	1,875	1,975
Maryland HHEFA, MedStar Health, 5.00%, 8/15/20	1,000	1,083
Maryland HHEFA, MedStar Health, Series 2011 5.00%, 8/15/21	1,000	1,109
Maryland HHEFA, MedStar Health, Series 2015 5.00%, 8/15/21	2,250	2,494
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/23	2,000	2,304
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24	150	165
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/20	500	523
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/18	800	815
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/21	500	548
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22	430	480
Maryland HHEFA, Pool 85 A & B, Series B, VRDN 0.94%, 4/1/35	3,100	3,100

Maryland HHEFA, Univ. of Maryland Medical 7.00%, 7/1/22 (1)(6)	3,075	3,567
Maryland HHEFA, Univ. of Maryland Medical, Series A 5.00%, 7/1/20	250	270
Maryland HHEFA, Univ. of Maryland Medical, Series D, VRDN 0.95%, 7/1/41	2,850	2,850
Maryland HHEFA, Univ. of Maryland Medical, Series F 5.25%, 7/1/19	500	510
Maryland HHEFA, Washington County Hosp., 5.00%, 1/1/18 (1)	775	777
Maryland HHEFA, Washington County Hosp., 5.25%, 1/1/23 (Prerefunded 1/1/18) (3)	2,485	2,492
Maryland HHEFA, Washington County Hosp., 6.00%, 1/1/28 (Prerefunded 1/1/18) (3)	2,000	2,007
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/19	600	628
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/21	3,250	3,567
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/22	300	335
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23	1,000	1,132
Maryland Transportation Auth., 4.00%, 7/1/19	1,930	2,003
Maryland Transportation Auth., BWI Parking, 5.00%, 3/1/19	370	385
Maryland Transportation Auth., BWI Parking, 5.00%, 3/1/23 (4)	2,720	3,020
Maryland Transportation Auth., Federal Highway, GAN, RAN 5.00%, 3/1/20	575	599
Maryland Transportation Auth., Federal Highway, GAN, RAN 5.25%, 3/1/19	1,225	1,281
Maryland Transportation Auth., Series A, 5.00%, 7/1/19	635	669
Maryland Water Quality Fin. Administration, Series A 5.00%, 3/1/19 (Prerefunded 3/1/18) (3)	265	267
Montgomery County, Metrorail Parking, 5.00%, 6/1/21	1,250	1,383
Montgomery County, Series A, 4.00%, 8/1/19 (Prerefunded 8/1/18) (3)	695	707
Montgomery County, Series B, GO, 5.00%, 6/1/21	3,315	3,690
Montgomery County, Series B, GO, 5.00%, 11/1/23	2,000	2,351

Westminster, Carroll Lutheran Village, 5.00%, 7/1/18	420	427
		181,692
DISTRICT OF COLUMBIA 1.9%		
Washington Metropolitan Area Transit Auth., Series A 4.00%, 7/1/19	2,850	2,891
Washington Metropolitan Area Transit Auth., Series B 5.00%, 7/1/20	525	568
		3,459
Total Municipal Securities (Cost $185,918)		185,151
Total Investments in Securities 99.2% of Net Assets (Cost $185,918)		**$ 185,151**

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Escrowed to maturity
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $3,174 and represents 1.7% of net assets.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Interest subject to alternative minimum tax
(5) Insured by Assured Guaranty Municipal Corp.
(6) Insured by National Public Finance Guarantee Corp.
1M USD LIBOR One month USD LIBOR (London Interbank Offered Rate)
DOT Department of Transportation
FRN Floating-Rate Note
GAN Grant Anticipation Note
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
PCR Pollution Control Revenue
RAN Revenue Anticipation Note
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-Free Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. The corporation, organized as a Maryland corporation, and the fund are the successors to the T. Rowe Price State Tax-Free Income Trust and its corresponding sub-trust pursuant to an agreement and plan of reorganization for a change in domicile, effective October 30, 2017. Prior to October 30, 2017, the corporation was organized as a Massachusetts business trust. The reorganization and redomiciliation had no effect on the fund’s investment objective and strategies or on the fund’s net assets.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On November 30, 2017, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended November 30, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. Rowe Price Georgia Tax-Free Bond Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
MUNICIPAL SECURITIES 99.0%		
GEORGIA 98.3%		
Athens-Clarke County, Water & Sewerage, 5.50%, 1/1/38 (Prerefunded 1/1/19) (1)	1,000	1,042
Athens-Clarke County, Water & Sewerage, 5.625%, 1/1/33 (Prerefunded 1/1/19) (1)	1,535	1,601
Athens-Clarke County Dev. Auth., Univ. of Georgia Athletic Assoc., Series A, 4.00%, 9/1/31	2,465	2,669
Athens-Clarke County Dev. Auth., Univ. of Georgia Athletic Assoc., Series A, 4.00%, 9/1/33	1,455	1,556
Athens-Clarke County Dev. Auth., Univ. of Georgia Athletic Assoc., Series A, 5.00%, 9/1/29	1,100	1,294
Athens-Clarke County Dev. Auth., Univ. of Georgia Athletic Assoc., Series B, VRDN, 0.92%, 7/1/35	6,665	6,665
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/21	275	299
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/22	375	417
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/23	450	509
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/24	550	631
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/25	350	406
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/26	400	468
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/27	950	1,111
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/28	860	1,001
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/29	500	579
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30	300	345
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34	500	553
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41	725	789
Atlanta & Fulton County Recreation Auth., Zoo Parking Facility GO, 5.00%, 12/1/35	750	891
Atlanta Airport, Passenger Facility, Series A, 5.00%, 1/1/33	3,870	4,485
Atlanta Airport, Series A, 5.00%, 1/1/25	330	352
Atlanta Airport, Series A, 5.00%, 1/1/35	1,000	1,059
Atlanta Airport, Series B, 5.00%, 1/1/37	5,945	6,600
Atlanta Airport, Series C, 5.25%, 1/1/30	1,250	1,376

Atlanta Dev. Auth., Proton Treatment Center, Series A1 6.75%, 1/1/35	1,500	1,545
Atlanta Dev. Auth., Stadium, Series A-1, 5.00%, 7/1/35	1,255	1,444
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40	2,035	2,369
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44	4,120	4,783
Atlanta Downtown Dev. Auth., City Plaza, GO, 5.00%, 12/1/27	495	599
Atlanta Downtown Dev. Auth., City Plaza, GO, 5.00%, 12/1/31	605	721
Atlanta Public Safety & Judicial Fac. Auth., GO, 4.00%, 12/1/20	2,010	2,145
Atlanta Public Safety & Judicial Fac. Auth., GO, 4.00%, 12/1/21	1,280	1,388
Atlanta Water & Sewer, Wastewater, 5.00%, 11/1/43	3,375	3,888
Atlanta Water & Sewer, Wastewater, Series A, 6.25%, 11/1/34 (Prerefunded 11/1/19) (1)	1,000	1,087
Atlanta Water & Sewer, Wastewater, Series B 5.25%, 11/1/34 (2)	350	372
Atlanta Water & Sewer, Wastewater, Series B, 5.25%, 11/1/34 (Prerefunded 11/1/19) (1)(2)	650	694
Augusta Water & Sewer, 4.50%, 10/1/37	3,500	3,792
Augusta, Regional Airport, Series A, 5.00%, 1/1/30	645	721
Augusta, Regional Airport, Series A, 5.00%, 1/1/31	275	306
Augusta, Regional Airport, Series A, 5.00%, 1/1/32	550	610
Augusta, Regional Airport, Series A, 5.00%, 1/1/34	375	414
Burke County Dev. Auth., Oglethorpe Power, Vogtle Series B, 5.50%, 1/1/33	1,000	1,003
Camden County Public Service Auth., Saint Mary's City, GO 4.50%, 12/1/31	650	691
Camden County Public Service Auth., Saint Mary's City, GO 4.50%, 12/1/32	550	582
Camden County Public Service Auth., Saint Mary's City, GO 5.00%, 12/1/28	1,000	1,090
Carroll City & County Hosp. Auth., Tanner Medical Center 5.00%, 7/1/28	265	315
Carroll City & County Hosp. Auth., Tanner Medical Center 5.00%, 7/1/29	500	591

Carroll City & County Hosp. Auth., Tanner Medical Center 5.00%, 7/1/40 (Prerefunded 7/1/20) (1)	2,300	2,494
Carroll City & County Hosp. Auth., Tanner Medical Center 5.00%, 7/1/41	3,000	3,393
Cherokee County School Dist., GO, 5.00%, 8/1/33	1,265	1,425
Cherokee County Water & Sewerage Auth., 5.00%, 8/1/25 (Prerefunded 8/1/18) (1)(2)	1,000	1,024
Cherokee County Water & Sewerage Auth., 5.00%, 8/1/33	1,015	1,192
Cherokee County Water & Sewerage Auth., 5.00%, 8/1/34	1,050	1,226
Cherokee County Water & Sewerage Auth., 5.50%, 8/1/23 (3)	2,050	2,287
Clayton County Urban Redev. Agency, GO, 5.00%, 2/1/25	1,095	1,231
Clayton County Urban Redev. Agency, GO, 5.00%, 2/1/26	1,160	1,304
Clayton County Urban Redev. Agency, GO, 5.00%, 2/1/27	1,220	1,370
Cobb County Dev. Auth., Kennesaw State Univ. Foundation Series A, 5.00%, 7/15/34	1,145	1,289
Cobb County Dev. Auth., Kennesaw State Univ. Foundation Series A, 5.00%, 7/15/38	1,750	1,958
Cobb County Kennestone Hosp. Auth., WellStar Health RAC, 5.00%, 4/1/29	1,000	1,112
Cobb County Kennestone Hosp. Auth., WellStar Health RAC, 5.00%, 4/1/30	1,700	1,883
Cobb County Kennestone Hosp. Auth., WellStar Health Series B, 5.50%, 4/1/37 (Prerefunded 4/1/20) (1)(4)	2,565	2,792
Cobb County Kennestone Hosp. Auth., WellStar Health Series B, 6.25%, 4/1/34 (Prerefunded 4/1/20) (1)(4)	1,515	1,675
Columbia County Water & Sewer, 4.50%, 6/1/33 (Prerefunded 6/1/20) (1)(2)	1,210	1,293
Columbia County Water & Sewer, 4.50%, 6/1/33	540	569
Coweta County Dev. Auth., Piedmont Healthcare 5.00%, 6/15/45	3,000	3,235
Coweta County Water & Sewer Auth., 5.00%, 6/1/32 (Prerefunded 6/1/18) (1)	2,000	2,037
Dalton, Combined Utilities, 5.00%, 3/1/32	1,250	1,469
Dalton, Combined Utilities, 5.00%, 3/1/33	1,190	1,393

DeKalb County Water & Sewer, 5.00%, 10/1/33	750	869
DeKalb County Water & Sewer, 5.00%, 10/1/35	2,000	2,306
DeKalb County Water & Sewer, Series A, 5.25%, 10/1/41	1,760	1,956
DeKalb County Water & Sewer, Series B, 5.00%, 10/1/35 (2)	1,980	2,327
Dekalb County Water & Sewer, Series B, 5.25%, 10/1/32 (2)	4,080	4,971
DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta 5.25%, 11/15/39	3,680	3,943
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28	5,915	7,083
Floyd County Hosp. Auth., Floyd Medical Center, 5.25%, 7/1/33 (Prerefunded 7/1/19) (1)	1,000	1,057
Floyd County Hosp. Auth., Floyd Medical Center, Series A 5.00%, 7/1/34	2,810	3,240
Floyd County Hosp. Auth., Floyd Medical Center, Series B RAC, 5.00%, 7/1/32	2,000	2,187
Forsyth County, Series A, 5.00%, 3/1/28 (Prerefunded 3/1/19) (1)	2,000	2,085
Forsyth County School Dist., GO, 4.00%, 2/1/33	3,270	3,485
Forsyth County School Dist., GO, 5.00%, 2/1/31	3,250	3,886
Fulton County Dev. Auth., Catholic Health East 6.00%, 11/15/28 (Prerefunded 5/15/19) (1)	3,000	3,189
Fulton County Dev. Auth., Georgia Tech Foundation Recreation Center, Series A, 5.00%, 11/1/30	2,480	2,764
Fulton County Dev. Auth., Georgia Tech Foundation Technology Square, Series A, 5.00%, 11/1/28	3,000	3,364
Fulton County Dev. Auth., Georgia Tech Foundation Technology Square, Series A, 5.00%, 11/1/30	1,870	2,086
Fulton County Dev. Auth., Georgia Tech Foundation Technology Square, Series A, 5.00%, 11/1/31	1,400	1,560
Fulton County Dev. Auth., Piedmont Healthcare, Series A 5.00%, 6/15/32 (Prerefunded 6/15/19) (1)	1,400	1,472
Fulton County Dev. Auth., Piedmont Healthcare, Series A 5.25%, 6/15/37 (Prerefunded 6/15/19) (1)	2,535	2,675
Fulton County Dev. Auth., Robert Woodruff Arts Center Series A, 5.00%, 3/15/36	4,125	4,655

Fulton County Dev. Auth., Robert Woodruff Arts Center Series B, 5.25%, 3/15/24	3,000	3,135
Fulton County Dev. Auth., WellStar Health, Series A 5.00%, 4/1/47	3,820	4,305
Gainesville & Hall County Dev. Auth., Acts Retirement Communities, 5.00%, 11/15/33	3,480	3,961
Georgia, Series A, GO, 5.00%, 7/1/28	5,000	5,697
Georgia, Series B, 5.00%, 7/1/21 (Prerefunded 7/1/18) (1)	1,000	1,021
Georgia, Series B, 5.00%, 1/1/26 (Prerefunded 1/1/19) (1)	1,000	1,037
Georgia, Series D, 5.00%, 5/1/29 (Prerefunded 5/1/19) (1)	500	524
Georgia Municipal Gas Auth., Gas Portfolio III, Series S 5.00%, 10/1/27	500	563
Georgia Private Colleges & Univ. Auth., Emory Univ. Series A, 5.00%, 9/1/41	2,000	2,201
Georgia Private Colleges & Univ. Auth., Emory Univ. Series A, 5.00%, 10/1/46	6,000	7,000
Georgia Private Colleges & Univ. Auth., Emory Univ. Series B, 5.00%, 9/1/29	1,325	1,401
Georgia Private Colleges & Univ. Auth., Emory Univ. Series B1, VRDN, 0.99%, 9/1/35	700	700
Georgia Private Colleges & Univ. Auth., Emory Univ. Series C, 5.00%, 9/1/38 (Prerefunded 9/1/18) (1)	5,250	5,392
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health, RAC, 5.00%, 8/1/27	2,545	2,946
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health, RAC, 5.00%, 8/1/34	3,780	4,245
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health, Series A, 5.50%, 8/1/28 (Prerefunded 8/1/18) (1)	1,575	1,617
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health, Series A, 5.50%, 8/1/28	175	179
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health, Series A, 5.625%, 8/1/34	160	164
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health, Series A, 5.625%, 8/1/34 (Prerefunded 8/1/18) (1)	1,440	1,479
Griffin-Spalding County Hosp. Auth., WellStar Health Series A, RAC, 5.00%, 4/1/36	1,350	1,539

Gwinnett County Hosp. Auth., Series C, RAC, 5.50%, 7/1/39 (2)	1,145	1,205
Gwinnett County School Dist., 5.00%, 2/1/25 (Prerefunded 2/1/18) (1)	2,100	2,112
Gwinnett County School Dist., 5.00%, 2/1/32 (Prerefunded 2/1/18) (1)	2,565	2,580
Gwinnett County School Dist., GO, 5.00%, 2/1/35	2,500	2,935
Gwinnett County School Dist., GO, 5.00%, 2/1/36	2,500	2,845
Gwinnett County Water & Sewer Auth., 5.00%, 8/1/22 (Prerefunded 8/1/18) (1)	1,500	1,537
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/42	1,600	1,801
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/45	3,000	3,367
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.25%, 8/15/49	3,000	3,452
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.375%, 2/15/40 (Prerefunded 2/15/20) (1)	4,050	4,374
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.375%, 2/15/40	1,250	1,343
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.50%, 2/15/45 (Prerefunded 2/15/20) (1)	230	249
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.50%, 2/15/45	70	75
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.50%, 8/15/54	1,160	1,361
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.50%, 2/15/42	1,625	1,963
Jefferson School Dist., Series A, 5.25%, 2/1/33 (Prerefunded 2/1/21) (1)	2,500	2,775
LaGrange Troup County Hosp. Auth., Series A, 5.50%, 7/1/38 (Prerefunded 7/1/18) (1)	1,500	1,536
Macon-Bibb County Hosp. Auth., Navicent Health, RAN 5.00%, 8/1/35	1,685	1,764
Macon-Bibb County Urban Dev. Auth., Academy for Classical Ed., Series A, 5.875%, 6/15/47 (5)	1,680	1,757

Main Street Natural Gas, Georgia Municipal Gas Auth. Series A, 5.00%, 3/15/21	1,000	1,097
Main Street Natural Gas, Georgia Municipal Gas Auth. Series A-1, 5.50%, 9/15/28	3,000	3,588
Main Street Natural Gas, Georgia Municipal Gas Auth. Series B, 5.00%, 3/15/20	1,000	1,069
Main Street Natural Gas, Georgia Municipal Gas Auth. Series B, 5.00%, 3/15/22	2,190	2,435
Metro Atlanta Rapid Transit Auth., Sales Tax, Series A 4.00%, 7/1/44	5,475	5,834
Metro Atlanta Rapid Transit Auth., Sales Tax, Series A 5.00%, 7/1/39 (Prerefunded 7/1/19) (1)	450	474
Metro Atlanta Rapid Transit Auth., Sales Tax, Series A 5.25%, 7/1/36 (Prerefunded 7/1/19) (1)	50	53
Metro Atlanta Rapid Transit Auth., Sales Tax, Series B 5.00%, 7/1/45	5,000	5,767
Municipal Electric Auth. of Georgia, Project 1, Series A 5.00%, 1/1/21	1,000	1,088
Municipal Electric Auth. of Georgia, Project 1, Series A 5.00%, 11/1/28	2,500	2,698
Municipal Electric Auth. of Georgia, Project 1, Series A 5.00%, 1/1/35	4,390	4,928
Municipal Electric Auth. of Georgia, Project 1, Series A 5.25%, 1/1/21	1,000	1,096
Municipal Electric Auth. of Georgia, Project 1, Series D 5.50%, 1/1/26 (Prerefunded 7/1/18) (1)	740	757
Municipal Electric Auth. of Georgia, Project 1, Series D 5.50%, 1/1/26	260	266
Municipal Electric Auth. of Georgia, Project 1, Series D 6.00%, 1/1/23 (Prerefunded 7/1/18) (1)	740	760
Municipal Electric Auth. of Georgia, Project 1, Series D 6.00%, 1/1/23	260	267
Municipal Electric Auth. of Georgia, Series EE, 7.25%, 1/1/24 (4)	1,000	1,281
Municipal Electric Auth. of Georgia, Series V, 6.60%, 1/1/18 (6)	45	45
Municipal Electric Auth. of Georgia, Series V, 6.60%, 1/1/18	55	55
Paulding County Hosp. Auth., Series A, RAC, 5.00%, 4/1/42	2,545	2,744

Paulding County Water & Sewer, 4.00%, 12/1/32	5,180	5,637
Richmond County Hosp. Auth., Univ. Health, 5.00%, 1/1/31	2,000	2,301
Richmond County Hosp. Auth., Univ. Health, 5.50%, 1/1/36 (Prerefunded 1/1/19) (1)	2,180	2,271
Rockdale County Dev. Auth., Pratt Industries, Visy Paper 6.125%, 1/1/34 (7)	1,750	1,753
Sandy Springs Public Fac. Auth., City Center, 5.00%, 5/1/47	5,000	5,803
Savannah Economic Dev. Auth., Marshes of Skidway Island 7.25%, 1/1/44	1,000	1,144
Savannah Hosp. Auth., Saint Joseph's/Candler Health 5.50%, 7/1/30	3,105	3,582
Savannah Hosp. Auth., Saint Joseph's/Candler Health 5.50%, 7/1/31	220	253
Thomasville Hosp. Auth., John Archbold Memorial Hosp. 5.375%, 11/1/40 (Prerefunded 11/2/20) (1)	3,090	3,416
Valdosta & Lowndes County Hosp. Auth., South Georgia Medical Center, 5.00%, 10/1/20	1,000	1,003
Valdosta & Lowndes County Hosp. Auth., South Georgia Medical Center, 5.00%, 10/1/22	575	577
Valdosta & Lowndes County Hosp. Auth., South Georgia Medical Center, Series B, 5.00%, 10/1/26	2,600	2,872
Walton County Water & Sewer Auth., Hard Labor Creek 5.00%, 2/1/28 (Prerefunded 2/1/18) (1)(2)	270	272
Walton County Water & Sewer Auth., Hard Labor Creek 5.00%, 2/1/28 (Prerefunded 2/1/18) (1)	630	634
Walton County Water& Sewer Auth., Hard Labor Creek Series A, GO, 5.00%, 2/1/36	1,050	1,208
		323,824
NORTH CAROLINA 0.5%		
Charlotte-Mecklenburg Hosp. Auth., Class C, VRDN 0.92%, 1/15/37	1,600	1,600
		1,600

The accompanying notes are an integral part of this portfolio of investments.

T. Rowe Price Georgia Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Georgia state income taxes by investing primarily in investment-grade Georgia municipal bonds. The corporation, organized as a Maryland corporation, and the fund are the successors to the T. Rowe Price State Tax-Free Income Trust and its corresponding sub-trust pursuant to an agreement and plan of reorganization for a change in domicile, effective October 30, 2017. Prior to October 30, 2017, the corporation was organized as a Massachusetts business trust. The reorganization and redomiciliation had no effect on the fund’s investment objective and strategies or on the fund’s net assets.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On November 30, 2017, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended November 30, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. Rowe Price Maryland Tax-Free Money Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
NON-FINANCIAL COMPANY COMMERCIAL PAPER 12.4%		
Maryland HHEFA, Johns Hopkins Health, Series B, TECP 0.97%, 1/17/18	600	600
Maryland HHEFA, Johns Hopkins Univ., Series A, TECP 0.89%, 12/6/17	4,000	4,000
Maryland HHEFA, Johns Hopkins Univ., Series B, TECP 0.93%, 12/7/17	2,000	2,000
Montgomery County, Series 09B, TECP, GO 0.96%, 12/1/17	2,000	2,000
Montgomery County, Series 10B, TECP, GO 0.94%, 12/1/17	500	500
Total Non-Financial Company Commercial Paper (Cost $9,100)		9,100
OTHER MUNICIPAL SECURITY 39.6%		
Anne Arundel County, GO, 5.00%, 10/1/18	200	206
Baltimore County, GO, 4.00%, 8/1/18	245	250
Baltimore County, GO, BAN, 3.00%, 3/16/18	2,115	2,127
Baltimore County, Consolidated Public Improvement, GO, BAN 3.00%, 3/16/18	950	956
Calvert County, Consolidated Public Improvement, GO 5.00%, 7/1/18	1,140	1,167
Charleston School Dist., GO, 5.00%, 3/1/18	1,400	1,414
Charleston School Dist., Series C, GO, BAN 2.00%, 5/17/18	1,300	1,306
Harford County, Consolidated Public Improvement 5.00%, 12/1/17	500	500
Howard County, Series A, GO, 4.00%, 2/15/18	1,000	1,006
Johns Hopkins Health, Tender Option Bond Trust Receipts Series XM0141, VRTR, 1.00% 12/7/17 (1)	2,750	2,750
Maryland, Series B, GO, 5.00%, 3/1/18	225	227
Maryland CDA Residential, Tender Option Bond Trust Receipts Series 2015-XF0079, VRTR 1.05%, 12/7/17 (1)(2)	65	65
Maryland DOT, 4.00%, 5/15/18	245	248
Maryland DOT, Series 2015 B, 5.00%, 2/15/18	530	534
Montgomery County, Metrorail Parking Garage 5.00%, 6/1/18	1,800	1,836
Montgomery County, Series A, GO, 5.00% 12/1/17	1,000	1,000

Montgomery County, Trinity Health Credit Group, 0.85%, 3/1/18	8,500	8,500
Prince Georges County, Consolidated Public Improvement Series B, GO, 5.00%, 7/15/18	3,000	3,077
South Carolina Assoc. of Governmental Organizations, Series D COP, 3.00%, 3/1/18	1,000	1,005
Univ. System of Maryland, Auxiliary Fac. and Tuition, Series A 5.00%, 4/1/18	300	304
Univ. System of Maryland, Auxiliary Fac. and Tuition, Series C 5.00%, 4/1/18	505	511
Total Other Municipal Security (Cost $28,989)		28,989

VARIABLE RATE DEMAND NOTES 53.5%

Lower Neches Valley Auth., Exxon Mobil, VRDN 0.95%, 12/1/17	400	400
Maryland CDA, Multi-Family, Charles Apartments, Series B VRDN, 1.03%, 12/7/17 (2)	1,375	1,375
Maryland CDA, Multi-Family, Kirkwood Housing Series G, VRDN 0.98%, 12/7/17	3,000	3,000
Maryland CDA, Multi-Family, Series F, VRDN 1.00%, 12/7/17	2,600	2,600
Maryland CDA, Residential, Series G, VRDN 1.08%, 12/7/17 (2)	2,505	2,505
Maryland Economic Dev. Corp., Howard Hughes Medical Institute, Series A, VRDN, 0.97% 12/7/17	3,030	3,030
Maryland HHEFA, Anne Arundel Health, Series B, VRDN 0.98%, 12/7/17	3,350	3,350
Maryland HHEFA, Pooled Loan, Series A, VRDN 0.96%, 12/7/17	2,900	2,900
Maryland HHEFA, Univ. of Maryland Medical Series D, VRDN 0.95%, 12/1/17	800	800
Maryland HHEFA, Univ. of Maryland, Series A VRDN 1.02%, 12/7/17	1,265	1,265
Maryland Stadium Auth., Football Stadium VRDN 0.97%, 12/7/17	3,235	3,235
Maryland Transportation Auth., BWI Airport Parking Fac. Charge VRDN, 1.02%, 12/7/17 (2)	2,400	2,400
Montgomery County Housing Opportunities Commission Oakfield, VRDN, 1.05%, 12/7/17 (2)	3,400	3,400
Montgomery County Housing Opportunities Commission Series A, VRDN, 0.96%, 12/7/17	2,275	2,275

Montgomery County Housing Opportunities Commission Series C, VRDN, 0.96%, 12/7/17	1,050	1,050
Montgomery County Housing Opportunities Commission Series C, VRDN, 1.01%, 12/7/17 (2)	2,750	2,750
Washington Suburban Sanitary Dist., Series B3, VRDN 0.98%, 12/7/17	1,170	1,170
Washington Suburban Sanitary Dist., Series B4, VRDN 0.98%, 12/7/17	1,700	1,700
Total Variable Rate Demand Notes (Cost $39,205)		39,205
Total Investments in Securities		
105.5% of Net Assets (Cost $77,294)		**$ 77,294**

‡ Par is denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $2,815 and represents 3.8% of net assets.

(2) Interest subject to alternative minimum tax

BAN Bond Anticipation Note

CDA Community Development Administration/Authority

COP Certificate of Participation

DOT Department of Transportation

GO General Obligation

HHEFA Health & Higher Educational Facility Authority

TECP Tax-Exempt Commercial Paper.

VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

VRTR Variable Rate Trust Receipt is a synthetic variable rate instrument which entitles the holder to sell the security to the issuer or its agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end; and maturity date shown is the date principal can be demanded. Certain VRTR rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Tax-Free Money Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Money Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes. The Fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions. The corporation, organized as a Maryland corporation, and the fund are the successors to the T. Rowe Price State Tax-Free Income Trust and its corresponding sub-trust pursuant to an agreement and plan of reorganization for a change in domicile, effective October 30, 2017. Prior to October 30, 2017, the corporation was organized as a Massachusetts business trust. The reorganization and redomiciliation had no effect on the fund’s investment objective and strategies or on the fund’s net assets.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value, and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On November 30, 2017, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. Rowe Price California Tax-Free Bond Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	Par	$ Value
MUNICIPAL SECURITIES 98.4%		
CALIFORNIA 98.0%		
ABAG Fin. Auth. for Nonprofit Corp., Odd Fellows Home Series A, 5.00%, 4/1/32	2,700	3,060
ABAG Fin. Auth. for Nonprofit Corp., Odd Fellows Home Series A, 5.00%, 4/1/42	1,000	1,123
ABAG Fin. Auth. for Nonprofit Corp., Sharp Healthcare Series A, 5.00%, 8/1/43	4,000	4,474
Alameda Corridor Transportation Auth., Series A 5.00%, 10/1/29 (1)	4,095	4,675
Alameda Corridor Transportation Auth., Series B 5.00%, 10/1/37 (1)	3,725	4,286
Anaheim Community Fac. Dist., Platinum Triangle Series 08-1, 4.00%, 9/1/36	4,000	4,125
Anaheim Housing and Public Improvement Auth., Electrical Utility Distribution, Series A, 5.00%, 10/1/35	2,000	2,228
Anaheim Housing and Public Improvement Auth., Electrical Utility Distribution, Series A, 5.00%, 10/1/41	2,225	2,453
Anaheim PFA, Electric System Distribution, Series A 5.375%, 10/1/36	2,500	2,771
Bay Area Toll Auth., San Francisco Area, Series F-1 5.625%, 4/1/44 (Prerefunded 4/1/19) (2)	3,000	3,164
Bay Area Toll Auth., Toll Bridge, Series S6, 5.00%, 10/1/54	4,500	5,102
California, Economic Recovery, Series A, 5.25%, 7/1/21 (Prerefunded 7/1/19) (2)	1,590	1,683
California, Economic Recovery, Series A, 5.25%, 7/1/21 (Prerefunded 7/1/19) (2)	910	963
California, GO, 5.00%, 10/1/22	1,715	1,968
California, GO, 5.00%, 10/1/39	2,375	2,755
California, GO, 5.00%, 4/1/43	2,550	2,879
California, GO, 5.00%, 11/1/43	2,300	2,628
California, Various Purpose, GO, 5.00%, 9/1/31	2,500	2,892
California, Various Purpose, GO, 5.00%, 9/1/31	3,000	3,349
California, Various Purpose, GO, 5.00%, 4/1/37	5,000	5,667

California, Various Purpose, GO, 5.50%, 3/1/40	2,000	2,165
California County Tobacco Securitization Agency, Tobacco Industry, Los Angeles County, STEP, 5.25%, 6/1/21	1,815	1,847
California Dept. of Water Resources, Power Supply, Series L 5.00%, 5/1/22	760	822
California Dept. of Water Resources, Power Supply, Series L 5.00%, 5/1/22 (Prerefunded 5/1/20) (2)	1,240	1,341
California Dept. of Water Resources, Series AS, 5.00%, 12/1/29	2,140	2,539
California Dept. of Water Resources, Series AS, 5.00%, 12/1/29 (Prerefunded 12/1/24) (2)	5	6
California EFA, Chapman Univ., 5.00%, 4/1/31	1,750	1,920
California EFA, Chapman Univ., 5.00%, 4/1/36	4,260	4,760
California EFA, Pepperdine Univ., 5.00%, 9/1/33	2,000	2,257
California EFA, Univ. of Redlands, Series A, 5.00%, 10/1/26	245	296
California EFA, Univ. of Redlands, Series A, 5.00%, 10/1/27	200	240
California EFA, Univ. of Redlands, Series A, 5.00%, 10/1/28	400	476
California EFA, Univ. of Southern California, Series A 5.25%, 10/1/38 (Prerefunded 10/1/18) (2)	3,250	3,356
California HFA, Adventist Health West, Series A, 4.00%, 3/1/39	4,500	4,712
California HFA, Cedars Sinai Medical Center, 5.00%, 8/15/21	1,000	1,121
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28	550	669
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29	6,870	8,344
California HFA, Cedars-Sinai Medical Center, 5.00%, 8/15/39 (Prerefunded 8/15/19) (2)	2,525	2,672
California HFA, Kaiser Permanente, Series D VR, 5.00%, 11/1/32 (Tender 11/1/22)	5,550	6,356
California HFA, Lucile Salter Packard Children's Hosp. at Stanford, Series A, 5.00%, 11/15/56	3,350	3,845
California HFA, Northern California Presbyterian Homes & Services, 5.00%, 7/1/34	700	800
California HFA, Northern California Presbyterian Homes & Services, 5.00%, 7/1/39	1,300	1,469
California HFA, Northern California Presbyterian Homes & Services, 5.00%, 7/1/44	1,400	1,575

California HFA, Providence Health, Saint Joseph Health Series A, 5.00%, 7/1/37	3,385	3,827
California HFA, Providence Health, Saint Joseph Health Series A, 5.00%, 10/1/38	5,000	5,768
California HFA, Providence Health, Series C, 6.50%, 10/1/38 (Prerefunded 10/1/18) (2)	65	68
California HFA, Providence Health, Unrefunded Balance Series C, 6.50%, 10/1/38 (Prerefunded 10/1/18) (2)	3,385	3,532
California HFA, Scripps Health, Series A, 5.50%, 10/1/20	2,000	2,067
California HFA, Stanford Hosp. & Clinics, Series A 5.00%, 8/15/42	2,500	2,851
California HFA, Sutter Health, Series A, 5.00%, 11/15/38	2,000	2,332
California HFA, Sutter Health, Series D, 5.25%, 8/15/31	5,250	5,901
California Infrastructure & Economic Dev. Bank, Academy Motion Picture Arts & Sciences, 5.00%, 11/1/41	2,840	3,211
California Infrastructure & Economic Dev. Bank, Pepperdine Univ., 5.00%, 11/1/28 (Prerefunded 11/1/19) (2)	430	458
California Municipal Fin. Auth., Azusa Pacific Univ. Series B, 5.00%, 4/1/27	1,000	1,157
California Municipal Fin. Auth., Azusa Pacific Univ. Series B, 5.00%, 4/1/28	1,000	1,154
California Municipal Fin. Auth., Azusa Pacific Univ. Series B, 5.00%, 4/1/41	1,000	1,084
California Municipal Fin. Auth., Baptist Univ., Series A 5.00%, 11/1/36 (3)	1,920	2,096
California Municipal Fin. Auth., Bowles Hall Foundation Series A, 5.00%, 6/1/35	300	330
California Municipal Fin. Auth., Bowles Hall Foundation Series A, 5.00%, 6/1/50	2,250	2,446
California Municipal Fin. Auth., Caritas Affordable Housing Series A, 5.25%, 8/15/39	500	551
California Municipal Fin. Auth., Caritas Affordable Housing Series A, 5.25%, 8/15/49	1,425	1,561
California Municipal Fin. Auth., Channing House Project Series A, 5.00%, 5/15/35	1,000	1,174

California Municipal Fin. Auth., Channing House Project Series B, 5.00%, 5/15/47	2,200	2,540
California Municipal Fin. Auth., Institute on Aging Project 5.00%, 8/15/36	365	427
California Municipal Fin. Auth., Institute on Aging Project 5.00%, 8/15/37	315	368
California Municipal Fin. Auth., Retirement Housing Foundation Series A, 5.00%, 11/15/29	390	475
California Municipal Fin. Auth., Retirement Housing Foundation Series A, 5.00%, 11/15/31	750	925
California Municipal Fin. Auth., Retirement Housing Foundation Series A, 5.00%, 11/15/32	425	526
California Pollution Control Fin. Auth., Solid Waste Republic Services, VR, (Tender 2/1/18), 1.22%, 8/1/23 (3)(4)	2,000	2,000
California Public Fin. Auth., Henry Mayo Newhall Memorial Hosp., 5.00%, 10/15/37	1,000	1,110
California Public Fin. Auth., Henry Mayo Newhall Memorial Hosp., 5.00%, 10/15/47	2,000	2,201
California Public Works Board, Board of Regents Series G, 5.00%, 12/1/28 (Prerefunded 12/1/21) (2)	4,000	4,514
California Public Works Board, Judicial Council, Series A 5.00%, 3/1/38	1,250	1,399
California Public Works Board, Series B, 5.00%, 10/1/34	1,275	1,466
California Public Works Board, Series E, 5.00%, 6/1/25	2,000	2,303
California Public Works Board, Univ. Projects, Series B 5.00%, 10/1/31 (Prerefunded 10/1/21) (2)	1,200	1,348
California Public Works Board, Univ. Projects, Series B 5.25%, 10/1/27 (Prerefunded 10/1/21) (2)	2,000	2,266
California School Fin. Auth., Aspire Public Schools 5.00%, 8/1/41 (3)	2,000	2,193
California State Univ. Trustees, Series A, 4.00%, 11/1/37	3,000	3,189
California Statewide CDA, 899 Charleston/Moldaw Residences 5.25%, 11/1/44 (3)	1,500	1,597
California Statewide CDA, American Baptist Homes of the West 6.25%, 10/1/39	2,690	2,869

California Statewide CDA, American Baptist Homes of the West Series A, 5.00%, 10/1/43	1,250	1,340
California Statewide CDA, Baptist Univ, Series A 5.00%, 11/1/41 (3)	1,000	1,092
California Statewide CDA, Buck Institute for Research on Aging 5.00%, 11/15/44 (1)	1,750	1,977
California Statewide CDA, CHF-Irvine, Student Housing 5.00%, 5/15/34	1,250	1,444
California Statewide CDA, CHF-Irvine, Student Housing 5.00%, 5/15/35	1,000	1,151
California Statewide CDA, CHF-Irvine, Student Housing 5.00%, 5/15/40	950	1,083
California Statewide CDA, CHF-Irvine, Student Housing Series A, 5.00%, 5/15/42	3,700	4,265
California Statewide CDA, CHF-Irvine, Student Housing Series A, 5.00%, 5/15/50	1,000	1,148
California Statewide CDA, Cottage Health, 5.00%, 11/1/40	2,850	3,035
California Statewide CDA, Cottage Health, 5.00%, 11/1/43	7,000	7,790
California Statewide CDA, Culinary Institute of America Series B, 5.00%, 7/1/36	1,000	1,113
California Statewide CDA, Culinary Institute of America Series B, 5.00%, 7/1/41	1,560	1,730
California Statewide CDA, Enloe Medical Center 5.00%, 8/15/38	2,500	2,869
California Statewide CDA, Enloe Medical Center 5.75%, 8/15/38 (Prerefunded 8/15/18) (2)	1,365	1,408
California Statewide CDA, Episcopal Communities & Services 5.00%, 5/15/42	1,500	1,640
California Statewide CDA, Front Porch Communities (Internext) Series A, 5.00%, 4/1/28	150	178
California Statewide CDA, Front Porch Communities (Internext) Series A, 5.00%, 4/1/31	175	204
California Statewide CDA, Front Porch Communities (Internext) Series A, 5.00%, 4/1/47	1,750	1,978
California Statewide CDA, Huntington Memorial Hosp. Series B, 5.00%, 7/1/29	2,680	3,096

California Statewide CDA, Huntington Memorial Hosp. Series B, 5.00%, 7/1/44	2,750	3,085
California Statewide CDA, John Muir Health, Series A 4.00%, 8/15/51	2,100	2,154
California Statewide CDA, John Muir Health, Series A 5.00%, 8/15/46	1,000	1,126
California Statewide CDA, John Muir Health, Series A 5.00%, 8/15/51	1,750	1,964
California Statewide CDA, Kaiser Permanente, Series A 5.00%, 4/1/42	10,000	11,245
California Statewide CDA, Loma Linda Univ. Medical Center Series A, 5.00%, 12/1/29 (3)	1,000	1,119
California Statewide CDA, Loma Linda Univ. Medical Center Series A, 5.50%, 12/1/54	2,500	2,752
California Statewide CDA, Polytechnic School, 5.00%, 12/1/29	2,500	2,660
California Statewide CDA, Polytechnic School, 5.00%, 12/1/34	1,050	1,115
California Statewide CDA, Southern California Edison, Series C IDRB, VR, (Tender 12/1/23), 2.625%, 11/1/33	4,000	4,050
California Statewide CDA, Sutter Health, Series A 5.00%, 8/15/32	6,200	6,961
California Statewide CDA, Terraces at San Joaquin Garden Series A, 6.00%, 10/1/42	680	743
California Statewide CDA, Terraces at San Joaquin Garden Series A, 6.00%, 10/1/47	2,500	2,726
California Statewide CDA, Trinity Health Credit Group 5.00%, 12/1/41	3,735	4,170
Carson Redev. Agency, Tax Allocation, Tax Area 1, Series A 7.00%, 10/1/36 (Prerefunded 10/1/19) (2)	1,250	1,373
Castaic Union School Dist., GO, Zero Coupon, 5/1/18 (5)	775	771
Contra Costa Water Dist., Series R, 5.00%, 10/1/33	1,000	1,155
Del Mar Race Track Auth., 5.00%, 10/1/35	1,665	1,825
Del Mar Race Track Auth., 5.00%, 10/1/36	1,000	1,058
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A, 5.00%, 6/1/34	3,500	4,061

Golden State Tobacco Securitization Corp., Tobacco Settlement Series A, 5.00%, 6/1/35	2,000	2,313
Golden State Tobacco Securitization Corp., Tobacco Settlement Step, Series A2, STEP, 5.30%, 6/1/37	2,000	2,015
Inland Valley Dev. Agency, Tax Allocation, Series A 5.00%, 9/1/44	4,600	5,038
Inland Valley Dev. Agency, Tax Allocation, Series A 5.25%, 9/1/37	3,100	3,502
Irvine, Great Park Improvement Area No. 1, Special Tax 5.00%, 9/1/34	360	394
Irvine, Great Park Improvement Area No. 1, Special Tax 5.00%, 9/1/39	1,000	1,087
Irvine, Great Park Improvement Area No. 1, Special Tax 5.00%, 9/1/44	1,500	1,629
Irvine, Ranch Water Dist., Water Improvement, Series A, GO VRDN, 0.83%, 10/1/41	3,475	3,475
Irvine, Unified School District, Community Facility Dist, Series B Special Tax, 5.00%, 9/1/47	1,300	1,452
Irvine, Unified School District, Community Facility Dist, Series C Special Tax, 5.00%, 9/1/47	525	586
Irvine, Unified School District, Community Facility Dist, Series D Special Tax, 5.00%, 3/1/57	2,350	2,639
Jefferson Union High School Dist., San Mateo High School, GO 6.45%, 8/1/25 (6)	1,250	1,530
Jefferson Union High School Dist., San Mateo High School GO, 6.45%, 8/1/29 (6)	1,000	1,291
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33	1,175	1,334
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/23	480	536
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/36	1,100	1,161
Long Beach, Alamitos Bay Marina, GO, 5.00%, 5/15/32	1,655	1,865
Long Beach, Alamitos Bay Marina, GO, 5.00%, 5/15/45	2,500	2,749
Long Beach Bond Fin. Auth., Merrill Lynch, Natural Gas Purchases, Series A, 5.50%, 11/15/37	2,000	2,544
Long Beach Harbor, Series A, 5.00%, 5/15/37 (4)	1,300	1,514
Los Angeles Airport, Series A, 4.00%, 5/15/34 (4)	1,000	1,048

Los Angeles Airport, Series A, 4.00%, 5/15/36 (4)	1,000	1,044
Los Angeles Airport, Series A, 5.25%, 5/15/39	1,775	1,868
Los Angeles Airport, Series B, 5.00%, 5/15/36 (4)	1,200	1,386
Los Angeles Airport, Series B, 5.00%, 5/15/42	930	1,093
Los Angeles Airport, Series D, 5.00%, 5/15/36 (4)	1,500	1,713
Los Angeles Community College District, Series A, GO 4.00%, 8/1/33	2,325	2,504
Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/42	2,000	2,211
Los Angeles County Public Works Fin. Auth., Rowland Heights 5.50%, 10/1/18 (1)	175	181
Los Angeles County Public Works Fin. Auth., Series A 5.00%, 12/1/33	2,825	3,291
Los Angeles County Regional Fin. Auth., MonteCedro, Series A 5.00%, 11/15/44	2,595	2,912
Los Angeles County Sanitation Districts Fin. Auth., Series A 5.00%, 10/1/35	2,725	3,198
Los Angeles Dept. of Water & Power, Electric, Series A 5.00%, 7/1/29	4,500	5,148
Los Angeles Dept. of Water & Power, Electric, Series D 5.00%, 7/1/39	4,000	4,637
Los Angeles Dept. of Water & Power Waterworks, Series A 5.00%, 7/1/31	1,350	1,613
Los Angeles Dept. of Water & Power Waterworks, Series B 5.00%, 7/1/43	2,500	2,807
Los Angeles Harbor Dept., 7.60%, 10/1/18 (7)	410	431
Los Angeles Harbor Dept., Series A, 5.00%, 8/1/36 (4)	4,075	4,582
Los Angeles Int'l Airport, Series A, 5.00%, 5/15/28	5,000	5,406
Los Angeles Int'l Airport, Series C, 5.125%, 5/15/33 (Prerefunded 5/15/18) (2)	5,500	5,597
Los Angeles Municipal Improvement Corp., Real Property Series C, 5.00%, 3/1/42	2,490	2,762
Los Angeles Unified School Dist., Series A, GO, 4.00%, 7/1/34	3,750	4,015
Los Angeles Wastewater, Series B, 5.00%, 6/1/32	4,550	5,127
Morgan Hill, Redev. Agency, Series A, 5.00%, 9/1/32	825	941

Morgan Hill, Redev. Agency, Series A, 5.00%, 9/1/33	2,175	2,475
Mountain View Shoreline Regional Park Community, Series A 5.75%, 8/1/40	1,500	1,693
Northern California Power Agency, Hydroelectric Project No. 1 Series A, 5.00%, 7/1/32	1,400	1,573
Oakland Unified School Dist., Alameda, Series A, GO 5.00%, 8/1/34	1,250	1,453
Oakland Unified School Dist., Alameda, Series A, GO 5.00%, 8/1/35	1,210	1,400
Oceanside Unified School Dist., Capital Appreciation Bonds Zero Coupon, GO, 8/1/28 (8)	5,000	3,675
Orange County Community Fac. Dist., No. 2015-1, Esencia Village, Series A, 5.25%, 8/15/45	3,000	3,373
Orange County Community Fac. Dist., No. 2016-1, Esencia Village, Series A, 5.00%, 8/15/36	2,000	2,217
Orange County Sanitation Dist., Series A, 5.00%, 2/1/35 (Prerefunded 2/1/19) (2)	1,500	1,561
Palm Springs, Int'l. Airport, 5.55%, 7/1/28 (4)	365	361
Palm Springs, Int'l. Airport, 6.00%, 7/1/18 (4)	55	55
Palm Springs, Int'l. Airport, 6.40%, 7/1/23 (4)	250	250
Palm Springs, Int'l. Airport, 6.50%, 7/1/27 (4)	165	165
Palo Alto, Univ. Avenue Off-Street Parking Assessment improvement Bond Act of 1915, 5.00%, 9/2/26	975	1,084
Palo Alto, Univ. Avenue Off-Street Parking Assessment improvement Bond Act of 1915, 5.00%, 9/2/27	500	554
Palo Alto, Univ. Avenue Off-Street Parking Assessment improvement Bond Act of 1915, 5.00%, 9/2/28	585	646
Palomar Pomerado Health, 2004 Election, Series A, GO Zero Coupon, 8/1/25 (8)	5,000	4,050
Pasadena, 6.25%, 1/1/18	295	296
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00% 9/1/28 (1)	3,000	3,539
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00% 9/1/29 (1)	1,925	2,256

Pittsburg Unified School Dist., Election 2006, Series B 5.625%, 8/1/39 (Prerefunded 8/1/18) (1)(2)	2,400	2,469
Port of Oakland, Series O, 5.125%, 5/1/30 (4)	1,325	1,428
Port of Oakland, Series O, 5.125%, 5/1/31 (4)	1,250	1,345
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/28 (1)	2,700	3,125
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/29 (1)	1,800	2,071
Ridgecrest Redev. Agency, Tax Allocation, 6.25%, 6/30/37	2,000	2,174
Riverside County Redev. Agency, Desert Communities, Series D 6.00%, 10/1/37 (Prerefunded 10/1/20) (2)	2,225	2,500
Riverside County Redev. Agency, Housing Set-Aside, Series A 6.00%, 10/1/39 (Prerefunded 10/1/20) (2)	2,250	2,528
Riverside County Redev. Agency, Interstate 215 Corridor Redev. Tax Allocation, Series E, 6.75%, 12/1/26	250	288
Riverside County Redev. Agency, Interstate 215 Corridor Redev. Tax Allocation, Series S, 6.50%, 10/1/40 (Prerefunded 10/1/20) (2)	1,000	1,136
Roseville, Water Utility, 5.00%, 12/1/19 (Prerefunded 12/1/17) (2)(6)	750	750
Roseville Natural Gas Fin. Auth., Merrill Lynch, 5.00%, 2/15/21	1,170	1,271
Roseville Natural Gas Fin. Auth., Merrill Lynch, 5.00%, 2/15/26	1,000	1,155
Sacramento City Fin. Auth., 5.00%, 12/1/28 (9)	1,320	1,560
Sacramento City Fin. Auth., 5.00%, 12/1/30 (9)	1,000	1,171
Sacramento City Fin. Auth., 5.00%, 12/1/31 (9)	1,380	1,613
Sacramento City Fin. Auth., 5.00%, 12/1/34 (9)	2,275	2,626
Sacramento City Fin. Auth., Series B, 5.40%, 11/1/20	3,235	3,439
Sacramento Cogeneration Auth., Municipality Utility Dist. Procter & Gamble, 5.00%, 7/1/19	700	738
Sacramento Cogeneration Auth., Municipality Utility Dist. Procter & Gamble, 5.25%, 7/1/20	700	765
Sacramento County Airport, Senior, Series B, 5.00%, 7/1/41	2,175	2,512
Sacramento County Airport, Series B, 5.00%, 7/1/41	2,275	2,609
Sacramento County Airport, Series B, 5.75%, 7/1/28 (1)(4)	5,000	5,127

Sacramento County Sanitation Dist. Fin. Auth., Series B, VR 67% of 3M USD LIBOR + 0.53%, 1.412%, 12/1/35 (5)	1,000	900
San Bernardino Redev. Successor Agency, Series A 5.00%, 12/1/25 (1)	1,275	1,530
San Bernardino Redev. Successor Agency, Series A 5.00%, 12/1/31 (1)	1,945	2,280
San Clemente, Marblehead Coastal, Special Tax, Community Fac. Dist. No. 2006-1, 5.00%, 9/1/40	995	1,085
San Diego, South Bay Expressway Toll Revenue, Series A 5.00%, 7/1/38	2,100	2,474
San Diego, South Bay Expressway Toll Revenue, Series A 5.00%, 7/1/42	3,450	4,058
San Diego County Regional Airport Auth., Series A 5.00%, 7/1/40	3,025	3,287
San Diego County Regional Airport Auth., Series A 5.00%, 7/1/47	1,800	2,111
San Diego County Regional Airport Auth., Series B 5.00%, 7/1/38 (4)	2,000	2,258
San Diego Public Fac. Fin. Auth., Series A, 5.00%, 4/15/37	4,000	4,435
San Diego Public Fac. Fin. Auth., Sewer Utility, Series B 5.50% 5/15/23 (Prerefunded 5/15/19) (2)	2,000	2,114
San Diego Public Fac. Fin. Auth., Water Utility, Series A, 5.25% 8/1/38 (Prerefunded 8/1/18) (2)	4,000	4,106
San Diego Public Fac. Fin. Auth., Water Utility, Series B 5.00%, 8/1/28	3,600	4,375
San Diego Public Fac. Fin. Auth., Water Utility, Series B 5.75%, 8/1/35 (Prerefunded 8/1/19) (2)	3,500	3,742
San Diego Redev. Agency, Naval Training Center, Tax Allocation Series A, 5.50%, 9/1/30 (Prerefunded 9/1/20) (2)	1,000	1,106
San Diego Redev. Agency, Naval Training Center, Tax Allocation Series A, 5.75%, 9/1/40 (Prerefunded 9/1/20) (2)	2,000	2,226
San Francisco Bay Area Rapid Transportation, Series A 5.00%, 7/1/20	535	582
San Francisco City & County Airports Commission Int'l. Airports, Series A, 5.00%, 5/1/28	1,725	2,095

San Francisco City & County Airports Commission Int'l. Airports, Series A, 5.00%, 5/1/29	1,000	1,209
San Francisco City & County Airports Commission Int'l. Airports, Series A, 5.00%, 5/1/47 (4)	3,000	3,470
San Francisco City & County Airports Commission Int'l. Airports, Series B, 5.00%, 5/1/46 (4)	5,000	5,730
San Francisco City & County Airports Commission Int'l. Airports, Series E, 6.00%, 5/1/39	3,000	3,188
San Francisco City & County Airports Commission Int'l Airports, Series F, 5.00%, 5/1/40	2,000	2,132
San Francisco City & County Redev. Fin. Auth., Mission Bay North, Series C, 6.50%, 8/1/27 (Prerefunded 2/1/21) (2)	405	467
San Francisco City & County Redev. Fin. Auth., Mission Bay North, Series C, 6.75%, 8/1/33 (Prerefunded 2/1/21) (2)	410	476
San Francisco City & County Redev. Fin. Auth., Mission Bay South, Series D, 6.625%, 8/1/27 (Prerefunded 2/1/21) (2)	330	382
San Francisco City & County Redev. Fin. Auth., Mission Bay South, Series D, 7.00%, 8/1/33 (Prerefunded 2/1/21) (2)	500	584
San Francisco Community College Dist., GO, 5.00%, 6/15/31	2,500	2,940
San Francisco Municipal Transportation Agency, Series B 5.00%, 3/1/37	2,000	2,219
San Jose, Airport, Series A, 5.00%, 3/1/24 (4)	1,170	1,364
San Jose, Airport, Series A, 5.00%, 3/1/25 (4)	1,405	1,624
San Jose, Airport, Series A, 5.00%, 3/1/41 (4)	2,000	2,310
San Jose, Airport, Series A, 5.00%, 3/1/47 (4)	2,000	2,300
San Jose, Airport, Series C, 5.00%, 3/1/31	2,000	2,325
San Jose, El Parador Apartments, Multi-Family Housing Series A, 6.10%, 1/1/31 (4)	1,235	1,235
San Jose Redev. Agency, Housing Set-Aside, Series A1 5.50%, 8/1/35	2,100	2,297
San Marcos Redev. Agency, Successor Agency Tax, Series A 5.00%, 10/1/31	2,165	2,563
San Marcos Redev. Agency, Successor Agency Tax, Series A 5.00%, 10/1/32	850	999

San Marcos Redev. Agency, Successor Agency Tax, Series A 5.00%, 10/1/34	900	1,045
San Mateo, Bay Meadows Community Fac. Dist., No. 2008-1 Special Tax, 5.375%, 9/1/38	2,000	2,166
San Mateo, Bay Meadows Community Fac. Dist., No. 2008-1 Special Tax, 6.00%, 9/1/42	2,000	2,224
San Mateo County Joint Powers Fin. Auth., Maple Street 5.00%, 6/15/31	1,075	1,242
Santa Margarita Water Dist., Village of Sendero 5.625%, 9/1/36	1,205	1,325
Santa Monica Redev. Agency, Earthquake Recovery 5.875%, 7/1/36	1,390	1,584
Santa Monica Redev. Agency, Earthquake Recovery 5.875%, 7/1/42	1,500	1,707
Southern California Public Power Auth., Los Angeles Dept. of Water & Power, Electric, 5.00%, 7/1/29	4,500	4,871
Southern California Public Power Auth., Magnolia Power Series A1, VRDN, 0.83%, 7/1/36	4,700	4,700
Southern California Public Power Auth., Series A 5.00%, 7/1/35	2,000	2,159
Southern California Public Power Auth., Series A 5.00%, 7/1/40	2,075	2,234
Torrance, Memorial Medical Center, Series A, 5.00%, 9/1/40	2,000	2,117
Turlock Irrigation Dist., 5.00%, 1/1/41	3,000	3,474
Turlock Irrigation Dist., 5.00%, 1/1/46	2,000	2,304
Univ. of California Regents, Series AK, VR (Tender 5/15/23), 5.00%, 5/15/48	3,700	4,322
Univ. of California Regents, Series AR, 5.00%, 5/15/33	3,960	4,716
Univ. of California Regents, Series G, 5.00%, 5/15/30	2,000	2,255
Univ. of California Regents, Series G, 5.00%, 5/15/37	2,040	2,275
Univ. of California Regents, Series I, 5.00%, 5/15/28	2,000	2,398
Univ. of California Regents, Series M, 5.00%, 5/15/47	3,800	4,459
Univ. of California Regents Medical Center, Series L 4.50%, 5/15/36	1,900	2,091

Walnut Energy Center Auth., Turlock Irrigation Dist., Series A 5.00%, 1/1/35	3,000	3,173
Washington Township Health Care Dist., Series A 6.25%, 7/1/39	1,500	1,579
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (10)	2,350	2,686
Whittier Health Facility Revs., Presbyterian Intercommunity Hosp., Series A, VRDN, 0.90%, 6/1/36	1,500	1,500
		616,200
VIRGIN ISLANDS 0.3%		
Virgin Islands PFA, Diageo, 6.75%, 10/1/37	850	463
Virgin Islands PFA, Series B, 5.00%, 10/1/25	2,000	1,210
		1,673
GUAM 0.1%		
Guam, Gov't. Obligation, Section 30, Series A, 5.75%, 12/1/34 (Prerefunded 12/1/19) (2)	500	540
		540
Total Municipal Securities (Cost $590,190)		618,413
Total Investments in Securities 98.4% of Net Assets (Cost $590,190)		**$ 618,413**

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corp.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $10,097 and represents 1.6% of net assets.
(4) Interest subject to alternative minimum tax
(5) Insured by Financial Guaranty Insurance Company
(6) Insured by National Public Finance Guarantee Corp.
(7) Escrowed to maturity
(8) Insured by Assured Guaranty U.S. Holdings
(9) Insured by Build America Mutual Assurance Company
(10) Insured by Syncora Guarantee

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds. The corporation, organized as a Maryland corporation, is the successor to the T. Rowe Price State Tax-Free Income Trust pursuant to an agreement and plan of reorganization for a change in domicile, effective October 30, 2017. Prior to October 30, 2017, the fund was a separate series of the California Tax-Free Income Trust, a Massachusetts business trust. On October 30, 2017, the fund was reorganized and redomiciled into a newly created, separate series of the T. Rowe Price State Tax-Free Funds, Inc. The reorganization and redomiciliation had no effect on the fund’s investment objective and strategies or on the fund’s net assets.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On November 30, 2017, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended November 30, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. Rowe Price California Tax-Free Money Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
NON-FINANCIAL COMPANY COMMERCIAL PAPER 37.3%		
California Dept. of Water Resources, Series 2 TECP, 0.85%, 12/6/17	1,500	1,500
California Dept. of Water Resources, Series 2 TECP, 0.94%, 12/4/17	500	500
California EFA, Standford Univ., Series S-3 TECP, 0.88%, 12/11/17	1,000	1,000
California Statewide CDA, Kaiser Permanente, Series 2008-C TECP, 1.02%, 2/14/18	1,300	1,300
Golden Gate Bridge Highway & Transportation Dist., Series B TECP, 0.90%, 12/18/17	1,000	1,000
Golden Gate Bridge Highway & Transportation Dist., Series B TECP, 0.97%, 1/4/18	1,000	1,000
Los Angeles Municipal Improvement, Series A-4, TECP 1.00%, 2/1/18	1,000	1,000
Los Angeles Municipal Improvement, Series B-4, TECP 0.97%, 1/9/18	1,200	1,200
Sacramento Municipal Utility Dist., Series K-1, TECP 0.94%, 12/6/17	2,000	2,000
San Diego Public Fac. Fin. Auth., Series B, TECP, 0.94%, 2/6/18	2,200	2,200
San Francisco City & County Int'l. Airport, Series B3, TECP 0.94%, 12/8/17	210	210
San Francisco Public Utility Commission, Series A-1, TECP 0.95%, 12/6/17	1,000	1,000
Turlock Irrigation Dist., Series A, TECP, 0.94%, 12/12/17	400	400
Turlock Irrigation Dist., Series A, TECP, 0.99%, 3/8/18	1,000	1,000
Univ. of California Regents, Series A, TECP, 0.87%, 12/5/17	1,500	1,500
Univ. of California Regents, Series A, TECP, 0.90%, 1/11/18	750	750
Total Non-Financial Company Commercial Paper (Cost $17,560)		17,560
OTHER MUNICIPAL SECURITY 29.6%		
California, GO, 4.00%, 2/1/18	275	276
California, GO, 5.00%, 2/1/18	500	503
California, GO, 5.00%, 3/1/18	240	242

California, GO, 5.50%, 4/1/18	500	507
California, Refunding Bonds, GO, 5.00%, 2/1/18	500	503
California Dept. of Water & Power, Series K, 5.00%, 5/1/18	200	203
California HFA, Sutter Health, Series B, 4.125%, 8/15/18	1,000	1,020
California HFA, Stanford Hosp. & Clinics, Series B2-1 0.86%, 3/6/18	1,000	1,000
Kaiser Permanente, Tender Option Bond Trust Receipts Series XL0045, VRTR, 1.00%, 12/7/17 (1)	2,220	2,220
Los Angeles, GO, TRAN, 5.00%, 6/28/18	1,000	1,023
Los Angeles County, GO, TRAN, 5.00%, 6/29/18	1,000	1,024
Los Angeles Dept. of Water & Power, Tender Option Bond Trust Receipts, Series XF0556, VRTR, 0.98%, 12/7/17 (1)	2,000	2,000
Los Angeles Int'l. Airport, Series A, 5.00%, 5/15/18	300	305
San Diego Unified School Dist., Series A, GO, TRAN 3.00%, 6/29/18	1,000	1,012
San Francisco City & County Int'l. Airport, Governmental Purpose, Series C, 5.00%, 5/1/18	375	381
San Francisco City & County Int'l. Airport, Series 32F 5.25%, 5/1/18 (2)	500	509
Sutter Health, Tender Option Bond Trust Receipts Series ZF0426, VRTR, 0.98%, 12/7/17 (1)	1,200	1,200
Total Other Municipal Security (Cost $13,928)		13,928

VARIABLE RATE DEMAND NOTES 32.6%

ABAG Fin. Auth. for Nonprofit Corp., Sharp Healthcare Series C, VRDN, 0.94%, 12/7/17	1,350	1,350
California HFA, Catholic Healthcare, Series B, VRDN 0.97%, 12/7/17	905	905
California HFA, Catholic Healthcare, Series C, VRDN 0.93%, 12/7/17	1,150	1,150
California HFA, Children's Hosp. of Orange County Series B, VRDN, 0.94%, 12/7/17	800	800
California HFA, Memorial Health Services, Series A VRDN, 0.92%, 12/7/17	1,305	1,305

California HFA, Scripps Health, Series A, VRDN, 0.99%, 12/7/17	1,405	1,405
California HFA, Scripps Health, Series C, VRDN, 0.91%, 12/7/17	700	700
California Statewide CDA, San Diego Children's Hospital Series C, VRDN, 0.93%, 12/7/17	200	200
Los Angeles Community Redev. Agency, Promenade Towers Series PJ, VRDN, 0.98%, 12/7/17	2,000	2,000
Los Angeles Dept. of Water & Power, Series B-2, VRDN 0.82%, 12/1/17	500	500
Northern California Power Agency, Hydroelectric Project No.1 Series A, VRDN, 0.92%, 12/7/17	1,000	1,000
Sacramento Suburban Water Dist., Series A, VRDN 0.94%, 12/7/17	850	850
Santa Clara County Fin. Auth., El Camino Hosp., Series A VRDN, 0.93%, 12/7/17	1,175	1,175
Santa Clara Electric, Series B, VRDN, 0.94%, 12/7/17	1,965	1,965
Total Variable Rate Demand Notes (Cost $15,305)		15,305
Total Investments in Securities		
99.5% of Net Assets (Cost $46,793)		$ 46,793

‡ Par is denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $5,420 and represents 11.5% of net assets.

(2) Insured by National Public Finance Guarantee Corp.

CDA Community Development Administration/Authority

EFA Educational Facility Authority

GO General Obligation

HFA Health Facility Authority

TECP Tax-Exempt Commercial Paper

TRAN Tax Revenue Anticipation Note

VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Money Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Money Fund (the fund) is a diversified, open-end management investment company established by the trust. The fund seeks to provide preservation of capital, liquidity, and consistent with these objectives, the highest level of income exempt from federal and California state income taxes. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions. The corporation, organized as a Maryland corporation, is the successor to the T. Rowe Price State Tax-Free Income Trust pursuant to an agreement and plan of reorganization for a change in domicile, effective October 30, 2017. Prior to October 30, 2017, the fund was a separate series of the California Tax-Free Income Trust, a Massachusetts business trust. On October 30, 2017, the fund was reorganized and redomiciled into a newly created, separate series of the T. Rowe Price State Tax-Free Funds, Inc. The reorganization and redomiciliation had no effect on the fund’s investment objective and strategies or on the fund’s net assets.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value, and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On November 30, 2017, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 24, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 24, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date January 24, 2018